UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1.    Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2019

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

During the six months ended November 30, 2019, global markets benefited from upbeat economic data in certain regions, encouraging corporate earnings reports, generally accommodative monetary policies by major central banks and periods of optimism about a potential U.S.-China trade agreement. However, global markets also reflected investor concerns about ongoing U.S. trade disputes with China and other trading partners, political uncertainties in the U.S. and the European Union, and slower global economic growth. In this environment, global developed market stocks, as measured by the MSCI World Index, posted a +13.21% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +6.13% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index, posted a +2.55% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

SEMIANNUAL REPORT

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are independently managed by multiple subadvisors, while the Fund’s investment manager retains overall responsibility for the Fund’s investments. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or other asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a +1.95% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a +4.63% total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofAML U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +1.10% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months ended November 30, 2019, despite weakness in Europe and Asia. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks.

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. Overall, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +12.37% total return, slightly lower than the +13.21% total return for global developed market stocks, as measured by the MSCI World Index, for the six months under review.2

The U.S. economy expanded during the six months ended November 30, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending and exports. The manufacturing sector expanded at the start of the period, but contracted during the last four months, while the services sector expanded throughout the period. The unemployment rate decreased slightly from 3.6% in May 2019 to 3.5% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, increased from 1.8% in May 2019 to 2.1% at period-end.3

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 15.

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tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

In Europe, the U.K.’s quarter-on-quarter gross domestic product (GDP) growth contracted in 2019’s second quarter but recovered in the third quarter. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020, amid Brexit uncertainties. The eurozone’s quarter-on-quarter GDP growth moderated in 2019’s second quarter and remained stable in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In November, the ECB resumed its asset purchase program in an effort to boost the economy.

In developed Asia, Japan’s quarter-on-quarter GDP growth moderated in 2019’s second and third quarters. The Bank of Japan left its benchmark interest rate unchanged and continued its stimulus measures during the review period.

In larger emerging markets, Brazil’s quarter-on-quarter GDP growth accelerated in 2019’s second and third quarters. The Central Bank of Brazil lowered its benchmark interest rate three times during the period. Russia’s annual GDP growth accelerated in 2019’s second and third quarters. The Bank of Russia cut its key interest rate four times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates several times during the period. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +6.13% total return for the six months under review.2

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we allocate assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on broad-based economic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

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What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Strategy Allocation*

Based on Total Net Assets as of 11/30/19

Strategy	Long Positions	Short Positions
Long Short Equity	34.36%	-18.29%
Relative Value	24.18%	-5.14%
Event Driven	20.39%	-7.97%
Global Macro	136.50%	-37.46%
Risk Overlay	0.00%	-13.74%

Total	215.43%	-82.60%

*Figures include the effect of gross notional exposure of derivatives.

Subadvisors

11/30/19

Long Short Equity

Chilton Investment Company, LLC

Impala Asset Management LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Wellington Management Company, LLP

Relative Value

Apollo Credit Management LLC

Chatham Asset Management, LLC

Ellington Global Asset Management, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

Emso Asset Management Limited

Graham Capital Management, L.P.

Grantham, Mayo, Van Otterloo & Co. LLC

H2O AM LLP

Manager’s Discussion

During the six months under review, all of the four underlying strategies in which we allocated assets, long short equity, relative value, event driven and global macro, contributed to the Fund’s positive performance. The allocation percentages for each strategy are listed in the Strategy Allocation table on this page. A conditional risk overlay (CRO), implemented for part of the review period to help mitigate downside risk, detracted from Fund results for the six-month period. The CRO was active at period-end.

What is the conditional risk overlay (CRO) strategy?

From time to time, the Fund’s investment manager may implement its CRO strategy, which seeks to neutralize certain market sensitivities that may exist in the Fund. The CRO strategy involves investing in derivatives or other instruments in an effort to reduce volatility and provide a hedge against market declines. When implemented, the strategy will reduce the Fund’s ability to benefit from positive market movements.

The Fund’s long short equity strategy subadvisors were Chilton Investment, Impala Asset Management, Jennison Associates, Portland Hill Asset Management and Wellington Management. All five subadvisors contributed to gains for the period, led by Portland Hill and Chilton. All asset classes represented in the strategy made positive contributions, led by equity exposures. In terms of sector exposures, industrials,

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consumer discretionary, health care and information technology (IT) contributed to returns. In contrast, equity index hedges had a negative impact on performance.

The Fund allocated assets to two new relative value strategy subadvisors—Ellington Global Asset Management, which invests in structured and corporate credit markets, and Apollo Credit Management, which seeks to take advantage of market volatility, inefficiencies and liquidity premiums. Both subadvisors have managed similar fixed income-focused sleeves of Franklin K2 Long Short Credit Fund since 2015. The Fund’s other relative value strategy subadvisors were Chatham Asset Management, Lazard Asset Management and Loomis Sayles & Company. Lazard was the key contributor to the strategy’s positive performance, and four of the five subadvisors lifted returns. Loomis’ slight decline was the only exception. On a sector level, IT, consumer discretionary and industrials benefited returns. In contrast, health care and energy detracted from strategy performance.

The Fund’s event driven strategy subadvisors were Bardin Hill Arbitrage IC Management and P. Schoenfeld Asset Management. Both subadvisors benefited performance. One of the positions that contributed to positive returns was a German utilities provider, which traded higher as the company continued to sell businesses that do not fit into its new renewable energy-focused business plan. In contrast, a global pharmaceutical company traded lower, although there were no significant company news, dampening performance.

The Fund’s global macro strategy subadvisors were Emso Asset Management; Graham Capital Management; Grantham, Mayo, Van Otterloo & Co. (GMO); and H2O AM. Three of the four subadvisors posted gains for the six-month period, led by Graham and H2O. In contrast, GMO experienced a slight decline and was the only detractor from strategy performance. By asset class, interest-rate derivatives, equity and credit contributed to positive performance, while commodities and currency exposures weakened returns. In terms of sector exposure, contributors included long exposures to European interest-rate derivatives and long exposures to European equity indexes. Conversely, long exposures to emerging market sovereign debt (particularly in Argentina) hindered performance.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey Co-Lead Portfolio Manager

Robert Christian Co-Lead Portfolio Manager

Anthony Zanolla, CFA Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of November 30, 2019

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+1.95%	-3.69%
1-Year	+4.33%	-1.43%
5-Year	+12.28%	+1.18%
Since Inception (10/11/13)	+23.09%	+2.50%

Advisor
6-Month	+2.13%	+2.13%
1-Year	+4.50%	+4.50%
5-Year	+13.71%	+2.60%
Since Inception (10/11/13)	+25.00%	+3.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.59%	2.79%
Advisor	2.34%	2.54%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20 and a fee waiver related to the management fee paid by a subsidiary. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/19[1,2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/19[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,020.40	$11.82	$1,013.30	$11.78	2.34%
C	$1,000	$1,016.30	$15.58	$1,009.55	$15.52	3.09%
R	$1,000	$1,018.60	$13.07	$1,012.05	$13.03	2.59%
R6	$1,000	$1,022.00	$10.16	$1,014.95	$10.13	2.01%
Advisor	$1,000	$1,022.10	$10.57	$1,014.55	$10.53	2.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.28		$11.38	$11.14	$10.55	$11.16	$10.64

Income from investment operations[a]:

Net investment income (loss)[b]	(—)[c]		0.04	0.01	0.03	(0.05)	(0.11)

Net realized and unrealized gains (losses)	0.22		0.11	0.38	0.61	(0.38)	0.70

Total from investment operations	0.22		0.15	0.39	0.64	(0.43)	0.59

Less distributions from:

Net investment income	—		—	(0.15)	(0.05)	(0.14)	(0.07)

Net realized gains	—		(0.25)	—	—	(0.04)	—

Total distributions	—		(0.25)	(0.15)	(0.05)	(0.18)	(0.07)

Net asset value, end of period	$11.50		$11.28	$11.38	$11.14	$10.55	$11.16

Total return[d]	1.95%		1.35%	3.57%	6.07%	(3.89)%	5.53%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.50%		2.73%	2.81%	3.07%	3.22%	3.40%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.34%	[9]	2.56%	2.59%	2.73%	2.88% [g]	2.99% [g]

Expenses incurred in connection with securities sold short	0.14%		0.36%	0.39%	0.53%	0.67%	0.65%

Net investment income (loss)	(0.07)%		0.36%	0.06%	0.10%	(0.44)%	(0.95)%

Supplemental data

Net assets, end of period (000’s)	$105,112		$104,452	$119,214	$119,385	$177,412	$148,991

Portfolio turnover rate	126.17%		235.47%	234.77%	209.45%	229.90%	295.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

gBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.05		$11.25	$11.00	$10.45	$11.09	$10.60

Income from investment operations[a]:

Net investment income (loss)[b]	(0.05)		(0.05)	(0.08)	(0.04)	(0.12)	(0.17)

Net realized and unrealized gains (losses)	0.23		0.10	0.39	0.59	(0.39)	0.69

Total from investment operations	0.18		0.05	0.31	0.55	(0.51)	0.52

Less distributions from:

Net investment income	—		—	(0.06)	—	(0.09)	(0.03)

Net realized gains	—		(0.25)	—	—	(0.04)	—

Total distributions	—		(0.25)	(0.06)	—	(0.13)	(0.03)

Net asset value, end of period	$11.23		$11.05	$11.25	$11.00	$10.45	$11.09

Total return[c]	1.63%		0.56%	2.82%	5.26%	(4.62)%	4.87%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.25%		3.48%	3.56%	3.79%	3.96%	4.04%

Expenses net of waiver, payments by affiliates and expense reduction[e]	3.09%	[f]	3.31%	3.34%	3.45%	3.62% [f]	3.63% [f]

Expenses incurred in connection with securities sold short	0.14%		0.36%	0.39%	0.53%	0.67%	0.65%

Net investment income (loss)	(0.82)%		(0.39)%	(0.69)%	(0.62)%	(1.18)%	(1.59)%

Supplemental data

Net assets, end of period (000’s)	$41,576		$44,897	$53,196	$55,496	$71,154	$37,937

Portfolio turnover rate	126.17%		235.47%	234.77%	209.45%	229.90%	295.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.28		$11.42	$11.17	$10.61	$11.15	$10.62

Income from investment operations[a]:

Net investment income (loss)[b]	(0.02)		0.02	(0.02)	(0.25)	(0.10)	(0.16)

Net realized and unrealized gains (losses)	0.23		0.09	0.39	0.86	(0.40)	0.73

Total from investment operations	0.21		0.11	0.37	0.61	(0.50)	0.57

Less distributions from:

Net investment income	—		—	(0.12)	(0.05)	—	(0.04)

Net realized gains	—		(0.25)	—	—	(0.04)	—

Total distributions	—		(0.25)	(0.12)	(0.05)	(0.04)	(0.04)

Net asset value, end of period	$11.49		$11.28	$11.42	$11.17	$10.61	$11.15

Total return[c]	1.86%		1.08%	3.28%	5.79%	(4.51)%	5.39%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.75%		2.98%	3.06%	3.32%	3.46%	3.57%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.59%	[f]	2.81%	2.84%	2.98%	3.12% [f]	3.16% [f]

Expenses incurred in connection with securities sold short	0.14%		0.36%	0.39%	0.53%	0.67%	0.65%

Net investment income (loss)	(0.32)%		0.11%	(0.19)%	(0.15)%	(0.68)%	(1.12)%

Supplemental data

Net assets, end of period (000’s)	$956		$844	$648	$597	$341	$9,173

Portfolio turnover rate	126.17%		235.47%	234.77%	209.45%	229.90%	295.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.34		$11.41	$11.17	$10.59	$11.18	$10.66

Income from investment operations[a]:

Net investment income (loss)[b]	0.02		0.08	0.03	0.02	(0.01)	(0.08)

Net realized and unrealized gains (losses)	0.23		0.10	0.40	0.65	(0.37)	0.70

Total from investment operations	0.25		0.18	0.43	0.67	(0.38)	0.62

Less distributions from:

Net investment income	—		—	(0.19)	(0.09)	(0.17)	(0.10)

Net realized gains	—		(0.25)	—	—	(0.04)	—

Total distributions	—		(0.25)	(0.19)	(0.09)	(0.21)	(0.10)

Net asset value, end of period	$11.59		$11.34	$11.41	$11.17	$10.59	$11.18

Total return[c]	2.20%		1.70%	3.83%	6.40%	(3.45)%	5.80%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.17%		2.41%	2.46%	2.73%	2.87%	2.98%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.01%	[f]	2.23%	2.24%	2.39%	2.53% [f]	2.60% [f]

Expenses incurred in connection with securities sold short	0.14%		0.36%	0.39%	0.53%	0.67%	0.65%

Net investment income (loss)	0.26%		0.69%	0.41%	0.44%	(0.09)%	(0.56)%

Supplemental data

Net assets, end of period (000’s)	$41,930		$42,842	$31,805	$265,247	$265,517	$239,754

Portfolio turnover rate	126.17%		235.47%	234.77%	209.45%	229.90%	295.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.33		$11.40	$11.16	$10.58	$11.18	$10.65

Income from investment operations[a]:

Net investment income (loss)[b]	0.01		0.07	0.04	0.04	(0.02)	(0.02)

Net realized and unrealized gains (losses)	0.23		0.11	0.38	0.62	(0.38)	0.64

Total from investment operations	0.24		0.18	0.42	0.66	(0.40)	0.62

Less distributions from:

Net investment income	—		—	(0.18)	(0.08)	(0.16)	(0.09)

Net realized gains	—		(0.25)	—	—	(0.04)	—

Total distributions	—		(0.25)	(0.18)	(0.08)	(0.20)	(0.09)

Net asset value, end of period	$11.57		$11.33	$11.40	$11.16	$10.58	$11.18

Total return[c]	2.13%		1.61%	3.75%	6.29%	(3.58)%	5.88%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.25%		2.48%	2.56%	2.82%	2.96%	3.07%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.09%	[f]	2.31%	2.34%	2.48%	2.62% [f]	2.66% [f]

Expenses incurred in connection with securities sold short	0.14%		0.36%	0.39%	0.53%	0.67%	0.65%

Net investment income (loss)	0.18%		0.61%	0.31%	0.35%	(0.18)%	(0.62)%

Supplemental data

Net assets, end of period (000’s)	$1,091,953		$1,046,252	$896,278	$674,828	$722,216	$329,139

Portfolio turnover rate	126.17%		235.47%	234.77%	209.45%	229.90%	295.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(i).

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, November 30, 2019 (unaudited)

Franklin K2 Alternative Strategies Fund

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests 39.5%
	Aerospace & Defense 1.1%
a	The Boeing Co.	United States	7,043	$2,579,006
a	General Dynamics Corp.	United States	23,244	4,224,364
a	Heico Corp.	United States	23,807	3,092,291
	L3harris Technologies Inc.	United States	5,063	1,018,119
	Lockheed Martin Corp.	United States	32	12,513
	United Technologies Corp.	United States	19,505	2,893,372

				13,819,665

	Air Freight & Logistics 0.5%
	DSV Panalpina A/S	Denmark	47,688	5,192,521
	United Parcel Service Inc., B	United States	6,806	814,882

				6,007,403

	Airlines 0.7%
	Delta Air Lines Inc.	United States	25,039	1,434,985
	WestJet Airlines Ltd.	Canada	328,199	7,506,351

				8,941,336

	Auto Components 0.2%
	Freni Brembo SpA	Italy	87,092	1,078,563
	Lear Corp.	United States	13,068	1,572,211

				2,650,774

	Banks 0.8%
a	Bank of America Corp.	United States	115,746	3,856,657
	Barclays PLC	United Kingdom	108,406	240,500
	Citigroup Inc.	United States	177	13,296
a	JPMorgan Chase & Co.	United States	26,522	3,494,539
	SunTrust Banks Inc.	United States	39,931	2,828,712

				10,433,704

	Beverages 0.3%
	Davide Campari-Milano SpA	Italy	320,814	2,928,509
	Remy Cointreau SA	France	7,857	1,011,980

				3,940,489

	Biotechnology 2.4%
b	AbbVie Inc.	United States	165	14,475
c	Acadia Pharmaceuticals Inc.	United States	4,333	196,242
c	Agios Pharmaceuticals Inc.	United States	13,547	526,978
c,d,e	Alder Biopharmaceuticals Inc., rts., 2/20/49	United States	50,624	44,549
c	Alexion Pharmaceuticals Inc.	United States	8,965	1,021,472
	Amgen Inc.	United States	60	14,083
c	Amicus Therapeutics Inc.	United States	103,605	1,085,780
c	Apellis Pharmaceuticals Inc.	United States	27,790	746,995
c,e	Argenx SE, ADR	Netherlands	5,586	827,007
c	Assembly Biosciences Inc.	United States	54,198	879,092
c	BioMarin Pharmaceutical Inc.	United States	36,574	2,951,888
c	Cytokinetics Inc.	United States	14,108	136,424
c	DBV Technologies SA, ADR	France	13,159	102,640
c	Exact Sciences Corp.	United States	19,058	1,543,889
c	Fate Therapeutics Inc.	United States	30,784	480,846
	Gilead Sciences Inc.	United States	188	12,641
c	Gossamer Bio Inc.	United States	16,762	427,431
c	Immunomedics Inc.	United States	66,092	1,241,208
c,f	Innovent Biologics Inc., 144A	China	50,260	175,918
c,e	Intercept Pharmaceuticals Inc.	United States	3,125	338,656
c	Invitae Corp.	United States	8,635	171,836

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Biotechnology (continued)
c	Madrigal Pharmaceuticals Inc.	United States	4,719	$522,346
c	The Medicines Co.	United States	14,779	1,244,392
c	Mirati Therapeutics Inc.	United States	9,129	919,929
c	Natera Inc.	United States	45,411	1,657,047
c	Neurocrine Biosciences Inc.	United States	6,407	747,120
c	Precision Biosciences Inc.	United States	15,877	282,134
c	Principia Biopharma Inc.	United States	5,914	211,899
c	ProQR Therapeutics NV	Netherlands	46,914	400,646
c	Ra Pharmaceuticals Inc.	United States	38,948	1,820,040
a,c	Sage Therapeutics Inc.	United States	18,506	2,864,174
c	Sangamo Therapeutics Inc.	United States	11,500	124,200
c	Sarepta Therapeutics Inc.	United States	27,356	3,077,276
c,f	Shanghai Junshi Biosciences Co. Ltd., H, 144A	China	10,287	33,707
c	Spark Therapeutics Inc.	United States	10,099	1,122,403
c,e	SpringWorks Therapeutics Inc.	United States	6,838	155,975
c	Sutro Biopharma Inc.	United States	3,932	43,567
c	Turning Point Therapeutics Inc.	United States	7,921	445,319
c	Vertex Pharmaceuticals Inc.	United States	9,306	2,063,606
c	Zai Lab Ltd., ADR	China	5,100	202,980

				30,878,810

	Building Products 0.1%
	Advanced Drainage Systems Inc.	United States	22,028	840,588

	Capital Markets 0.7%
f	Amundi SA, 144A	France	29,038	2,197,982
f	Anima Holding SpA, 144A	Italy	102,616	525,964
	The Blackstone Group Inc., A	United States	70,000	3,795,400
	Bolsas y Mercados Espanoles Shmsf SA	Spain	13,107	512,952
	LPL Financial Holdings Inc.	United States	132	12,190
	Moody’s Corp.	United States	10,197	2,311,354

				9,355,842

	Chemicals 0.8%
	CF Industries Holdings Inc.	United States	251	11,599
	Ecolab Inc.	United States	1,875	350,006
c	Ingevity Corp.	United States	10,721	968,214
c	Livent Corp.	United States	44,076	343,793
	LyondellBasell Industries NV, A	United States	21	1,943
	The Sherwin-Williams Co.	United States	15,603	9,098,577
c,d,g	TerraVia Holdings Inc., Contingent Distribution	United States	1,117,000	—

				10,774,132

	Commercial Services & Supplies 1.0%
c	Advanced Disposal Services Inc.	United States	149,080	4,912,186
	Cintas Corp.	United States	15,123	3,887,518
	Edenred	France	14,783	733,767
	Republic Services Inc., A	United States	32,764	2,904,529
	Waste Management Inc.	United States	14	1,581

				12,439,581

	Communications Equipment 0.1%
b	Cisco Systems Inc.	United States	263	11,916
c	Lumentum Holdings Inc.	United States	12,009	884,583

				896,499

	Construction Materials 0.4%
	Buzzi Unicem SpA	Italy	28,945	716,920

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Construction Materials (continued)
	Cemex SAB de CV, ADR	Mexico	72,599	$270,794
	LafargeHolcim Ltd., B	Switzerland	70,300	3,625,574

				4,613,288

	Consumer Finance 0.0%†
b	Synchrony Financial	United States	361	13,505

	Containers & Packaging 0.5%
a	Ball Corp.	United States	103,438	6,833,114

	Distributors 0.1%
	Pool Corp.	United States	7,884	1,627,652

	Diversified Consumer Services 0.1%
c	Frontdoor Inc.	United States	37,341	1,690,054

	Diversified Financial Services 0.1%
c	ARYA Sciences Acquisition Corp.	United States	20,099	225,310
c,d,aa	One Call Corp.	United States	4,970	596,214

				821,524

	Diversified Telecommunication Services 1.0%
	AT&T Inc.	United States	323	12,074
c	Bandwidth Inc., A	United States	5,415	302,861
f	China Tower Corp. Ltd., H, 144A	China	1,300,000	265,706
c	ORBCOMM Inc.	United States	50,623	202,998
c	Telecom Italia SpA	Italy	97,946	61,318
b	Verizon Communications Inc.	United States	204	12,289
a,c	Zayo Group Holdings Inc.	United States	356,070	12,191,837

				13,049,083

	Electric Utilities 0.7%
	Duke Energy Corp.	United States	129	11,374
	Edp - Energias de Portugal SA	Portugal	627,796	2,538,548
	El Paso Electric Co.	United States	101,793	6,903,601
b	FirstEnergy Corp.	United States	155	7,392

				9,460,915

	Electrical Equipment 0.1%
	AMETEK Inc.	United States	6,075	601,486
b	Eaton Corp. PLC	United States	146	13,505
	Osram Licht AG	Germany	27,012	1,164,872

				1,779,863

	Electronic Equipment, Instruments & Components 0.3%
c	Anixter International Inc.	United States	26,038	2,235,101
a,c	Coherent Inc.	United States	1,865	281,354
c	Flex Ltd.	United States	96,960	1,150,915
c	Itron Inc.	United States	3,972	318,078
c	Zebra Technologies Corp., A	United States	1,407	353,073

				4,338,521

	Entertainment 0.5%
	Entertainment One Ltd.	Canada	281,646	2,025,234
c	Spotify Technology SA	United States	2,461	350,816
c	Take-Two Interactive Software Inc.	United States	9,500	1,152,825
	The Walt Disney Co.	United States	20,483	3,104,813

				6,633,688

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Equity Real Estate Investment Trusts (REITs) 0.1%
b	Iron Mountain Inc.	United States	374	$12,013
	VICI Properties Inc.	United States	32,376	800,658

				812,671

	Food & Staples Retailing 0.3%
	Costco Wholesale Corp.	United States	12,902	3,868,149

	Food Products 0.0%†
	Chocoladefabriken Lindt & Spruengli AG	Switzerland	7	597,249
	General Mills Inc.	United States	213	11,357

				608,606

	Gas Utilities 0.2%
	AltaGas Canada Inc.	Canada	97,519	2,455,778

	Health Care Equipment & Supplies 1.6%
	Abbott Laboratories	United States	19,906	1,700,968
c	Align Technology Inc.	United States	1,240	343,902
c	Boston Scientific Corp.	United States	44,647	1,930,983
	Danaher Corp., W	United States	5,988	874,128
c	DexCom Inc.	United States	9,786	2,224,456
c	Edwards Lifesciences Corp.	United States	7,446	1,823,823
c	Glaukos Corp.	United States	2,250	144,292
c	IDEXX Laboratories Inc.	United States	8,767	2,205,602
c	Intuitive Surgical Inc.	United States	4,497	2,666,271
c	iRhythm Technologies Inc.	United States	3,743	269,833
	Medtronic PLC	United States	58	6,461
c,e	Shockwave Medical Inc.	United States	13,067	511,704
c	Silk Road Medical Inc.	United States	15,000	540,300
c	Tandem Diabetes Care Inc.	United States	7,645	527,734
	Teleflex Inc.	United States	1,812	640,252
c	Wright Medical Group NV	United States	154,827	4,609,199

				21,019,908

	Health Care Providers & Services 1.6%
b	AmerisourceBergen Corp., A	United States	138	12,132
	Anthem Inc.	United States	3,815	1,101,238
c	Centene Corp.	United States	6,570	397,288
	Cigna Corp.	United States	6,309	1,261,295
c	Guardant Health Inc.	United States	10,655	827,574
	Humana Inc.	United States	5,035	1,718,093
c,f	Jinxin Fertility Group Ltd., 144A	China	117,677	178,886
	McKesson Corp.	United States	75	10,848
	UnitedHealth Group Inc.	United States	8,325	2,329,918
c	WellCare Health Plans Inc.	United States	40,321	12,986,184

				20,823,456

	Health Care Technology 0.1%
c,e	Tabula Rasa HealthCare Inc.	United States	8,547	381,282
c	Teladoc Health Inc.	United States	4,810	402,789

				784,071

	Hotels, Restaurants & Leisure 0.9%
c	Caesars Entertainment Corp.	United States	310,863	4,053,654
	Domino’s Pizza Inc.	United States	8,297	2,441,807
	McDonald’s Corp.	United States	54	10,502
	SIX Flags Entertainment Corp.	United States	1,523	66,220
b	Starbucks Corp.	United States	142	12,131

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Hotels, Restaurants & Leisure (continued)
c	The Stars Group Inc.	Canada	147,421	$3,580,856
	Yum! Brands Inc.	United States	8,546	860,326

				11,025,496

	Household Durables 0.5%
a	D.R. Horton Inc.	United States	40,918	2,264,811
b	Garmin Ltd.	United States	143	13,970
a	KB Home	United States	67,596	2,337,470
a,c	NVR Inc.	United States	500	1,895,945
	Sony Corp.	Japan	2,493	157,299

				6,669,495

	Household Products 0.0%†
	The Procter & Gamble Co.	United States	105	12,816

	Independent Power & Renewable Electricity Producers 0.1%
	Clearway Energy Inc., C	United States	59,714	1,184,129
	Pattern Energy Group Inc., A	United States	3,820	105,126

				1,289,255

	Industrial Conglomerates 0.1%
	General Electric Co.	United States	64,289	724,537
	Honeywell International Inc.	United States	72	12,855
	Smiths Group PLC	United Kingdom	17,888	384,263

				1,121,655

	Insurance 0.2%
	Aflac Inc.	United States	209	11,462
b	MetLife Inc.	United States	264	13,176
	The Progressive Corp.	United States	173	12,638
	Prudential Financial Inc.	United States	117	10,953
	RSA Insurance Group PLC	United Kingdom	44,331	316,134
c,e	Trupanion Inc.	United States	45,942	1,565,703

				1,930,066

	Interactive Media & Services 1.2%
a,c	Alphabet Inc., A	United States	3,753	4,894,250
c	Alphabet Inc., C	United States	994	1,297,130
a,c	Facebook Inc., A	United States	21,843	4,404,422
	Tencent Holdings Ltd.	China	98,368	4,169,350
c	Yandex NV, A	Russia	23,092	969,171

				15,734,323

	Internet & Direct Marketing Retail 0.7%
a,c	Alibaba Group Holding Ltd., ADR	China	27,479	5,495,800
c	Amazon.com Inc.	United States	1,234	2,222,187
a	eBay Inc.	United States	36,698	1,303,513
	Expedia Group Inc.	United States	89	9,048
c,f	Takeaway.com NV, 144A	Netherlands	3,708	333,373

				9,363,921

	IT Services 3.4%
	Accenture PLC, A	United States	2,701	543,333
	Automatic Data Processing Inc.	United States	3,110	531,126
	Booz Allen Hamilton Holding Corp., A	United States	116	8,440
b,c	Carbonite Inc.	United States	105,534	2,427,282
c	EPAM Systems Inc.	United States	5,201	1,101,832
c	ExlService Holdings Inc.	United States	26,594	1,856,527

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services (continued)
	Fidelity National Information Services Inc.	United States	94	$12,986
c	FleetCor Technologies Inc.	United States	11,447	3,513,313
	Genpact Ltd.	United States	69,946	2,846,802
a	Global Payments Inc.	United States	37,219	6,740,361
c	GoDaddy Inc., A	United States	17,418	1,156,207
c	InterXion Holding NV	Netherlands	13,620	1,158,245
b	Leidos Holdings Inc.	United States	141	12,808
a	MasterCard Inc., A	United States	26,527	7,751,985
	Paychex Inc.	United States	146	12,574
a,c	PayPal Holdings Inc.	United States	46,432	5,015,120
c	StoneCo. Ltd.	Brazil	16,174	662,811
a,c	VeriSign Inc.	United States	6,917	1,319,349
	Visa Inc., A	United States	13,000	2,398,630
c	WEX Inc.	United States	14,410	2,898,283
	Wirecard AG	Germany	14,941	1,972,138

				43,940,152

	Leisure Products 0.1%
a	Polaris Inc.	United States	8,170	798,209

	Life Sciences Tools & Services 1.7%
c	Avantor Inc.	United States	30,265	518,439
	Eurofins Scientific SE	Luxembourg	4,408	2,314,709
	Gerresheimer AG	Germany	61,603	4,530,581
a,c	Illumina Inc.	United States	8,835	2,833,915
c	IQVIA Holdings Inc.	United States	7,725	1,127,695
c	Mettler-Toledo International Inc.	United States	3,700	2,661,817
c	QIAGEN NV	United States	87,187	3,731,604
c	Repligen Corp.	United States	5,221	463,364
	Thermo Fisher Scientific Inc.	United States	8,674	2,723,202
c,f	Wuxi Biologics Cayman Inc., 144A	China	50,031	565,295

				21,470,621

	Machinery 1.9%
	Caterpillar Inc.	United States	11,734	1,698,261
	Cummins Inc.	United States	73	13,349
	Deere & Co.	United States	9,592	1,611,936
a	The Greenbrier Cos. Inc.	United States	36,493	1,026,913
	Illinois Tool Works Inc.	United States	78	13,598
a	ITT Inc.	United States	16,106	1,123,877
	Kion Group AG	Germany	28,132	1,866,561
	PACCAR Inc.	United States	28,250	2,298,702
	Sandvik AB	Sweden	32,786	596,227
	The Toro Co.	United States	18,736	1,464,780
a	Trinity Industries Inc.	United States	56,142	1,181,228
	Volvo AB, B	Sweden	37,966	586,953
a,c	Wabco Holdings Inc.	United States	78,729	10,608,733

				24,091,118

	Marine 0.2%
a,c	Kirby Corp.	United States	12,889	1,087,445
	Star Bulk Carriers Corp.	Greece	145,002	1,593,572

				2,681,017

	Media 0.4%
a,b	CBS Corp., B	United States	32,035	1,293,573
b	Comcast Corp., A	United States	263	11,612

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Media (continued)
c	DISH Network Corp., rts., 12/12/19	United States	453	$308
a	Fox Corp.	United States	52,049	1,861,272
	ITV PLC	United Kingdom	293,248	550,300
	Omnicom Group Inc.	United States	158	12,558
c	Postmedia Network Canada Corp., B	Canada	666,338	777,553
	Stroeer SE & Co. KGaA	Germany	998	78,016

				4,585,192

	Metals & Mining 0.3%
	Teck Resources Ltd., B	Canada	235,874	3,703,222

	Multiline Retail 0.0%†
	Target Corp.	United States	110	13,751

	Oil, Gas & Consumable Fuels 0.3%
c,d	Bellatrix Exploration Ltd.	Canada	56,646	—
c	Carrizo Oil & Gas Inc.	United States	22,898	146,776
	Continental Resources, Inc.	United States	7,142	220,545
	CVR Energy Inc.	United States	280	12,149
b	Enterprise Products Partners LP	United States	440	11,581
c,d	Halcon Resources Corp.	United States	3,790	75,312
	Magellan Midstream Partners LP	United States	132	7,718
a,b	Occidental Petroleum Corp.	United States	42,636	1,644,471
	Phillips 66	United States	114	13,078
b	Plains GP Holdings LP, A	United States	628	10,971
b	Tallgrass Energy LP, A	United States	74,589	1,335,889
c	Whiting Petroleum Corp.	United States	4,509	20,651

				3,499,141

	Paper & Forest Products 0.3%
c	Canfor Corp.	Canada	45,714	546,173
a	Louisiana-Pacific Corp.	United States	73,304	2,174,197
	West Fraser Timber Co. Ltd.	Canada	20,219	879,358

				3,599,728

	Pharmaceuticals 1.3%
	Allergan PLC	United States	43,207	7,990,703
	AstraZeneca PLC, ADR	United Kingdom	41,505	2,012,162
c	Axsome Therapeutics Inc.	United States	3,868	152,283
	Bristol-Myers Squibb Co.	United States	237	13,495
	Eli Lilly & Co., W	United States	14,499	1,701,457
	Hikma Pharmaceuticals PLC	Jordan	17,997	445,724
	Johnson & Johnson	United States	87	11,962
b	Merck & Co. Inc.	United States	7,609	663,353
	Novartis AG, ADR	Switzerland	16,193	1,494,614
	Novo Nordisk AS, ADR	Denmark	28,364	1,592,639
	Zoetis Inc., A	United States	9,820	1,183,506

				17,261,898

	Professional Services 1.1%
c	CoStar Group Inc.	United States	1,475	903,968
	Equifax Inc.	United States	12,739	1,778,874
	Experian PLC	United Kingdom	34,144	1,131,775
c	Huron Consulting Group Inc.	United States	16,926	1,134,888
	Insperity Inc.	United States	118	9,177
f	Intertrust NV, 144A	Netherlands	258,818	4,864,904
a	TransUnion	United States	17,979	1,551,767

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Professional Services (continued)
c	TriNet Group Inc.	United States	43,147	$2,362,298

				13,737,651

	Real Estate Management & Development 0.1%
	Savills PLC	United Kingdom	94,600	1,211,221

	Road & Rail 2.4%
	Canadian Pacific Railway Ltd.	Canada	5,599	1,333,906
a	CSX Corp.	United States	65,511	4,686,657
a,c	Genesee & Wyoming Inc., A	United States	133,418	14,869,436
a	Kansas City Southern	United States	18,074	2,754,839
a	Norfolk Southern Corp.	United States	10,110	1,956,285
c	Uber Technologies Inc.	United States	6,337	187,575
	Union Pacific Corp.	United States	24,445	4,302,076

				30,090,774

	Semiconductors & Semiconductor Equipment 1.1%
c	Advanced Micro Devices Inc.	United States	40,383	1,580,994
	ASM International NV	Netherlands	3,136	348,805
	ASM Pacific Technology Ltd.	Hong Kong	44,600	582,269
	BE Semiconductor Industries NV	Netherlands	19,410	716,212
	Broadcom Inc.	United States	43	13,597
c	FormFactor Inc.	United States	21,861	505,864
c	Inphi Corp.	United States	5,008	348,707
	Intel Corp.	United States	234	13,584
	KLA Corp.	United States	6,648	1,089,341
	LAM Research Corp.	United States	15	4,002
c	Lattice Semiconductor Corp.	United States	51,085	964,996
	Marvell Technology Group Ltd.	Bermuda	35,030	923,741
	Mediatek Inc.	Taiwan	108,635	1,500,783
c	Micron Technology Inc.	United States	12,815	608,841
	QUALCOMM Inc.	United States	29,641	2,476,506
	Realtek Semiconductor Corp.	Taiwan	38,000	287,082
c	Renesas Electronics Corp.	Japan	201,500	1,313,010
	SK Hynix Inc., QUICS	South Korea	9,224	631,775
	Skyworks Solutions Inc.	United States	6,283	617,619
c,f,g	SunEdison Inc., Contingent Distribution, 144A	United States	35,000	787
	Texas Instruments Inc.	United States	94	11,300

				14,539,815

	Software 2.6%
c	Adobe Inc.	United States	3,035	939,423
c	Atlassian Corp. PLC, A	United States	8,305	1,055,648
	Blackbaud Inc.	United States	8,041	666,438
c	Ceridian Hcm Holding Inc.	United States	23,416	1,413,390
c	Guidewire Software Inc.	United States	13,716	1,671,020
c	HubSpot Inc.	United States	3,952	596,752
	Intuit Inc.	United States	12,082	3,127,909
a	Microsoft Corp.	United States	55,397	8,385,998
	NortonLifeLock Inc.	United States	120,790	3,007,671
b	Oracle Corp.	United States	220	12,351
c	Pivotal Software Inc., A	United States	402,841	6,050,672
a,c	Salesforce.com Inc.	United States	8,640	1,407,370
a,c	ServiceNow Inc.	United States	5,549	1,570,589
c,e	Slack Technologies Inc., A	United States	19,600	447,272
c	Splunk Inc.	United States	7,243	1,080,800
c	SVMK Inc.	United States	25,100	428,457

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Software (continued)
c	Workday Inc., A	United States	7,255	$1,299,516
c	Zscaler Inc.	United States	6,175	321,903

				33,483,179

	Specialty Retail 1.1%
b	Best Buy Co. Inc.	United States	180	14,515
	The Home Depot Inc.	United States	29,827	6,577,152
	Pets at Home Group PLC	United Kingdom	166,908	543,970
c	Sports Direct International PLC	United Kingdom	180,900	788,902
b	Tiffany & Co.	United States	37,723	5,047,337
c	Ulta Beauty Inc.	United States	4,257	995,542

				13,967,418

	Technology Hardware, Storage & Peripherals 0.2%
	Apple Inc.	United States	14	3,741
b	Hewlett Packard Enterprise Co.	United States	340	5,382
	HP Inc.	United States	206	4,136
c	Pure Storage Inc., A	United States	34,351	552,021
	Western Digital Corp.	United States	35,623	1,792,906

				2,358,186

	Textiles, Apparel & Luxury Goods 0.3%
c	Capri Holdings Ltd.	United States	44,997	1,671,188
	LVMH Moet Hennessy Louis Vuitton SE	France	1,981	888,996
a	Tapestry Inc.	United States	41,882	1,126,207

				3,686,391

	Tobacco 0.0%†
b	Altria Group Inc.	United States	282	14,016
	Philip Morris International Inc.	United States	155	12,854

				26,870

	Trading Companies & Distributors 0.5%
	Brenntag AG	Germany	100,901	5,381,846
	Imcd NV	Netherlands	15,786	1,313,167

				6,695,013

	Wireless Telecommunication Services 0.1%
c	T-Mobile U.S. Inc.	United States	7,569	594,545
a,b	Vodafone Group PLC, ADR	United Kingdom	36,378	721,012

				1,315,557

	Total Common Stocks and Other Equity Interests (Cost $384,734,549)			506,115,820

	Exchange Traded Funds (Cost $38,682) 0.0%†
	ETFMG Alternative Harvest ETF	United States	2,203	38,024

	Convertible Preferred Stocks 0.3%
	Diversified Financial Services 0.3%
c,d,aa	One Call Corp., cvt. pfd.	United States	33,337	3,999,100

	Food Products 0.0%†
	Bunge Ltd., 4.875%, cvt. pfd.	United States	3,947	396,673

	Gas Utilities 0.0%†
	El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,633

	Oil, Gas & Consumable Fuels 0.0%†
	Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	20,694

	Total Convertible Preferred Stocks (Cost $2,037,108)			4,422,100

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Rights	Value
	Preferred Stocks 0.0%†
	Electric Utilities 0.0%†
	SCE Trust II, 5.10%, pfd.	United States	10,072	$245,052
	SCE Trust VI, 5.00%, pfd.	United States	4,317	100,154

	Total Preferred Stocks (Cost $340,098)			345,206

			Principal Amount*
	Convertible Bonds 9.2%
	Air Freight & Logistics 0.2%
a	Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,498,000	1,491,220
a	Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	1,533,000	1,262,007

				2,753,227

	Automobiles 0.1%
f	Winnebago Industries Inc., senior note, 144A, 1.50%, 4/01/25	United States	987,000	991,338

	Banks 0.1%
	Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,622,000	1,523,996

	Biotechnology 1.0%
	BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	415,000	427,937
	Cytokinetics Inc., senior note, 4.00%, 11/15/26	United States	404,000	452,580
	Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	25,000	24,391
f	Halozyme Therapeutics Inc., senior note, 144A, 1.25%, 12/01/24	United States	731,000	759,353
	Insmed Inc., senior note, 1.75%, 1/15/25	United States	1,498,000	1,413,863
	Intercept Pharmaceuticals Inc., senior note, 2.00%, 5/15/26	United States	1,498,000	1,795,017
	Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	384,000	448,560
	Ironwood Pharmaceuticals Inc., senior note,
	2.25%, 6/15/22	United States	1,007,000	1,127,421
	[f] 144A, 1.50%, 6/15/26	United States	1,203,000	1,362,072
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	374,000	496,373
a	Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,247,000	1,089,005
	Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	1,086,000	1,772,154
	PDL BioPharma Inc., senior note, 2.75%, 12/01/24	United States	846,000	907,335

				12,076,061

	Building Products 0.1%
	Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,371,000	1,297,309

	Commercial Services & Supplies 0.1%
a	Team Inc., senior note, 5.00%, 8/01/23	United States	1,255,000	1,315,464

	Communications Equipment 0.0%†
	CalAmp Corp., senior note, 2.00%, 8/01/25	United States	260,000	215,063

	Construction Materials 0.2%
	Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	2,140,000	2,152,227

	Consumer Finance 0.4%
	Encore Capital Group Inc., senior note, 3.25%, 3/15/22	United States	1,415,000	1,483,048
	[f] 144A, 3.25%, 10/01/25	United States	536,000	588,260
	EZCORP Inc., senior note, 2.375%, 5/01/25	United States	855,000	636,558
	PRA Group Inc., senior note, [a] 3.00%, 8/01/20	United States	1,226,000	1,226,826
	3.50%, 6/01/23	United States	1,497,000	1,567,146

				5,501,838

	Diversified Consumer Services 0.1%
f	Chegg Inc., senior note, 144A, 0.125%, 3/15/25	United States	624,000	645,016

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Diversified Financial Services 0.2%
	Element Fleet Management Corp., sub. note, 4.25%, 6/30/20	Canada	468,000	CAD	$354,229
	4.25%, 6/30/24	Canada	811,000	CAD	712,847
	Horizon Pharma Investment Ltd., senior note, 2.50%, 3/15/22	United States	1,496,000		1,897,610

					2,964,686

	Electronic Equipment, Instruments & Components 0.5%
	II-VI Inc., senior note, 0.25%, 9/01/22	United States	1,497,000		1,461,446
a	Knowles Corp., senior note, 3.25%, 11/01/21	United States	1,175,000		1,570,386
	OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	835,000		911,809
	TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	1,010,000		1,440,939
a	Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,440,000		1,410,162

					6,794,742

	Energy Equipment & Services 0.0%†
	Nabors Industries Inc., senior note, 0.75%, 1/15/24	United States	25,000		16,373

	Entertainment 0.4%
f	Liberty Media Corp., senior bond, 144A, 2.25%, 12/01/48	United States	1,751,000		2,047,576
	2.75%, 12/01/49	United States	1,825,000		1,872,450
f	Sea Ltd., senior note, 144A, 1.00%, 12/01/24	Taiwan	713,000		735,826
f	Zynga Inc., senior note, 144A, 0.25%, 6/01/24	United States	691,000		709,903

					5,365,755

	Equity Real Estate Investment Trusts (REITs) 0.1%
f	IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	1,352,000		1,717,885

	Food & Staples Retailing 0.1%
f	The Chefs’ Warehouse Inc., senior note, 144A, 1.875%, 12/01/24	United States	585,000		608,731

	Health Care Equipment & Supplies 0.4%
f	DexCom Inc., senior note, 144A, 0.75%, 12/01/23	United States	1,247,000		1,895,674
	Wright Medical Group Inc., senior note, 1.625%, 6/15/23	United States	805,000		834,817
	Wright Medical Group NV, senior note, 2.25%, 11/15/21	United States	1,309,000		1,863,339

					4,593,830

	Health Care Technology 0.3%
	Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	2,628,000		2,616,480
	Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	192,000		123,932
f	Tabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%, 2/15/26	United States	807,000		773,682

					3,514,094

	Hotels, Restaurants & Leisure 0.1%
	Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	1,623,000		1,703,424

	Independent Power & Renewable Electricity Producers 0.0%†
a	NRG Energy Inc., senior bond, 2.75%, 6/01/48	United States	374,000		422,276

	Interactive Media & Services 0.3%
	Zillow Group Inc., senior note, 2.00%, 12/01/21	United States	1,248,000		1,325,862
	1.50%, 7/01/23	United States	1,497,000		1,377,623
	[f] 144A, 0.75%, 9/01/24	United States	772,000		855,596

					3,559,081

	Internet & Direct Marketing Retail 0.1%
f	Pinduoduo Inc., senior note, 144A, zero cpn., 10/01/24	China	109,000		120,391
	Wayfair Inc., senior note, 0.375%, 9/01/22	United States	998,000		1,052,266

					1,172,657

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	IT Services 0.6%
	Cardtronics Inc., senior note, 1.00%, 12/01/20	United States	1,997,000		$2,089,358
	CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,497,000		1,766,726
f	KBR Inc., senior note, 144A, 2.50%, 11/01/23	United States	1,123,000		1,462,390
f	Okta Inc., senior note, 144A, 0.125%, 9/01/25	United States	1,498,000		1,517,661
	Perficient Inc., senior note, 2.375%, 9/15/23	United States	572,000		731,421

					7,567,556

	Machinery 0.0%†
	The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	45,000		42,725

	Media 0.2%
	DISH Network Corp., senior bond, 3.375%, 8/15/26	United States	325,000		307,328
	senior note, 2.375%, 3/15/24	United States	280,000		253,838
	Liberty Interactive LLC, senior bond, 4.00%, 11/15/29	United States	1,249,000		885,229
	senior note, 3.75%, 2/15/30	United States	407,000		281,339
f	Liberty Latin America Ltd., senior note, 144A, 2.00%, 7/15/24	Chile	998,000		1,019,786

					2,747,520

	Metals & Mining 0.1%
	First Majestic Silver Corp., senior note, 1.875%, 3/01/23	Canada	1,267,000		1,662,937

	Mortgage Real Estate Investment Trusts (REITs) 0.3%
f	Arbor Realty Trust Inc., senior note, 144A, 4.75%, 11/01/22	United States	624,000		624,213
f	PennyMac Corp., senior note, 144A, 5.50%, 11/01/24	United States	1,248,000		1,257,413
	Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	1,422,000		1,436,139

					3,317,765

	Oil, Gas & Consumable Fuels 0.1%
	Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	95,000		42,002
a	Ship Finance International Ltd., senior note, 5.75%, 10/15/21	Norway	1,430,000		1,503,385

					1,545,387

	Personal Products 0.1%
	Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	1,325,000		1,343,066

	Pharmaceuticals 0.7%
f	Aerie Pharmaceuticals Inc., senior note, 144A, 1.50%, 10/01/24	United States	1,246,000		1,270,417
f	Aphria Inc., senior note, 144A, 5.25%, 6/01/24	Canada	1,132,000		733,423
a,f	Aurora Cannabis Inc., senior note, 144A, 5.50%, 2/28/24	Canada	1,802,000		1,206,214
f	Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	2,031,000	CAD	1,337,894
a	Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	1,496,000		1,493,195
	Pacira Biosciences Inc., senior note, 2.375%, 4/01/22	United States	1,241,000		1,301,499
	Tilray Inc., senior note, 5.00%, 10/01/23	Canada	2,060,000		1,138,150

					8,480,792

	Real Estate Management & Development 0.1%
	Redfin Corp., senior note, 1.75%, 7/15/23	United States	1,879,000		1,795,155

	Semiconductors & Semiconductor Equipment 0.6%
	Cree Inc., senior note, 0.875%, 9/01/23	United States	734,000		766,571
f	Enphase Energy Inc., senior note, 144A, 1.00%, 6/01/24	United States	504,000		681,975
	Inphi Corp., senior note, 0.75%, 9/01/21	United States	1,496,000		2,026,834
a	Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	1,496,000		1,957,496
	Silicon Laboratories Inc., senior note, 1.375%, 3/01/22	United States	365,000		458,185
	Synaptics Inc., senior note, 0.50%, 6/15/22	United States	998,000		1,039,305

					6,930,366

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Software 1.3%
f	8x8 Inc., senior note, 144A, 0.50%, 2/01/24	United States	1,247,000	$1,309,435
	Altair Engineering Inc., senior note, 0.25%, 6/01/24	United States	1,247,000	1,228,122
f	Benefitfocus Inc., senior note, 144A, 1.25%, 12/15/23	United States	1,248,000	1,098,969
f	Blackline Inc., senior note, 144A, 0.125%, 8/01/24	United States	292,000	297,920
f	Coupa Software Inc., senior note, 144A, 0.125%, 6/15/25	United States	1,496,000	1,808,511
f	J2 Global Inc., senior note, 144A, 1.75%, 11/01/26	United States	183,000	186,923
f	LivePerson Inc., senior note, 144A, 0.75%, 3/01/24	United States	367,000	459,430
a	Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	2,905,000	2,898,555
	Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,870,000	1,983,895
	Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	374,000	410,975
f	Pluralsight Inc., senior note, 144A, 0.375%, 3/01/24	United States	1,870,000	1,618,200
f	PROS Holdings Inc., senior note, 144A, 1.00%, 5/15/24	United States	394,000	461,405
	Rapid7 Inc., senior note, 1.25%, 8/01/23	United States	930,000	1,386,804
f	SailPoint Technologies Holding Inc., senior note, 144A, 0.125%, 9/15/24	United States	998,000	1,103,604
	Splunk Inc., senior note, 0.50%, 9/15/23	United States	365,000	439,714
	1.125%, 9/15/25	United States	183,000	226,184
	Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	146,000	150,459

				17,069,105

	Specialty Retail 0.1%
f	RH, senior note, 144A, zero cpn., 9/15/24	United States	1,496,000	1,717,595

	Technology Hardware, Storage & Peripherals 0.1%
	Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	1,124,000	1,102,807

	Tobacco 0.1%
f	Turning Point Brands Inc., senior note, 144A, 2.50%, 7/15/24	United States	1,268,000	1,114,984

	Trading Companies & Distributors 0.0%†
	Kaman Corp., senior note, 3.25%, 5/01/24	United States	398,000	470,436

	Total Convertible Bonds (Cost $113,693,922)			117,813,269

	Corporate Bonds and Notes 7.1%
	Aerospace & Defense 0.1%
	The Boeing Co., senior note, 2.70%, 5/01/22	United States	375,000	381,470
f	Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000	259,718
f	Rolls-Royce PLC, senior note, 144A, 2.375%, 10/14/20	United Kingdom	400,000	400,802
	Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	365,000	366,026

				1,408,016

	Air Freight & Logistics 0.0%†
	FedEx Corp., senior note, 3.40%, 1/14/22	United States	170,000	174,637

	Airlines 0.0%†
	United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	410,000	416,412

	Automobiles 0.3%
	American Honda Finance Corp., senior note, 1.95%, 5/20/22	United States	325,000	324,869
f,h	BMW US Capital LLC, senior note, 144A, FRN, 2.411%, (3-Month USD LIBOR + 0.41%), 4/12/21	Germany	465,000	465,863
f	Daimler Finance North America LLC, senior note, 144A, 3.40%, 2/22/22	Germany	385,000	394,435
	[h] FRN, 2.81%, (3-Month USD LIBOR + 0.90%), 2/15/22	Germany	400,000	402,837
	General Motors Financial Co. Inc., senior note, 3.70%, 11/24/20	United States	155,000	156,867
	[h] FRN, 2.862%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000	275,226
f	Hyundai Capital America, senior note, 144A, 3.95%, 2/01/22	United States	375,000	385,442
f	Nissan Motor Acceptance Corp., senior note, 144A, 3.65%, 9/21/21	United States	375,000	383,185
f	Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	928,000	892,031

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Automobiles (continued)
	Toyota Motor Credit Corp., senior note, 3.05%, 1/08/21	United States	325,000		$329,223
	[h] FRN, 2.333%, (3-Month USD LIBOR + 0.29%), 10/07/21	United States	415,000		416,007
f,h	Volkswagen Group of America Finance LLC, senior note, 144A, FRN, 2.972%, (3-Month USD LIBOR + 0.86%), 9/24/21	Germany	410,000		412,716

					4,838,701

	Banks 0.5%
f	Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	10,939
	Capital One NA, senior note, 2.15%, 9/06/22	United States	440,000		439,131
	Citibank NA, senior note, 3.05%, 5/01/20	United States	435,000		436,613
	[h] FRN, 3.165%, (3-Month USD LIBOR + 0.53%), 2/19/22	United States	250,000		252,741
h	Citigroup Inc., senior note, FRN, 2.428%, (SOFR + 0.87%), 11/04/22	United States	205,000		205,945
h	HSBC Holdings PLC, senior note, FRN, 2.782%, (3-Month USD LIBOR + 0.65%), 9/11/21	United Kingdom	375,000		376,103
h	JPMorgan Chase & Co., senior note, FRN, 2.587%, (3-Month USD LIBOR + 0.68%), 6/01/21	United States	140,000		140,301
	Keybank NA, senior note, 3.30%, 2/01/22	United States	250,000		256,819
h	Mitsubishi UFJ Financial Group Inc., senior note, FRN, 2.586%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		381,944
h	PNC Bank NA, senior note, FRN, 2.403%, (3-Month USD LIBOR + 0.45%), 7/22/22	United States	835,000		836,507
f,h	Standard Chartered PLC, senior note, 144A, FRN, 3.334%, (3-Month USD LIBOR + 1.20%), 9/10/22	United Kingdom	410,000		413,192
	3.116%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		201,274
	4.247%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		206,781
h	Sumitomo Mitsui Financial Group Inc., senior note, FRN, 2.954%, (3-Month USD LIBOR + 0.97%), 1/11/22	Japan	115,000		116,163
	US Bank NA, senior note, 3.00%, 2/04/21	United States	375,000		379,488
i,j	VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	486,000		526,275
h	Wells Fargo & Co., senior note, FRN, 3.473%, (3-Month USD LIBOR + 1.34%), 3/04/21	United States	230,000		233,153
	2.831%, (3-Month USD LIBOR + 0.93%), 2/11/22	United States	495,000		498,603
	Wells Fargo Bank NA, senior note, 3.625%, 10/22/21	United States	250,000		257,481

					6,169,453

	Biotechnology 0.0%†
f,h	AbbVie Inc., senior note, 144A, FRN, 2.545%, (3-Month USD LIBOR + 0.65%), 11/21/22	United States	415,000		416,689

	Capital Markets 0.1%
h	The Bank of New York Mellon, senior note, FRN, 2.433%, (3-Month USD LIBOR + 0.30%), 12/04/20	United States	385,000		385,002
f	eG Global Finance PLC, senior secured note, 144A, 4.375%, 2/07/25	United Kingdom	100,000	EUR	109,491
	6.25%, 10/30/25	United Kingdom	144,000	EUR	166,861
	8.50%, 10/30/25	United Kingdom	284,000		298,200
f	MSCI Inc., senior bond, 144A, 4.00%, 11/15/29	United States	80,000		80,600

					1,040,154

	Chemicals 0.1%
	Methanex Corp., senior bond, 5.25%, 12/15/29	Canada	455,000		463,223
f	TPC Group Inc., senior secured note, 144A, 10.50%, 8/01/24	United States	259,000		260,940

					724,163

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Commercial Services & Supplies 1.4%
f	Harland Clarke Holdings Corp., 144A, [a] senior note, 9.25%, 3/01/21	United States	12,338,500		$11,479,740
	senior secured note, 8.375%, 8/15/22	United States	3,207,000		2,414,268
	R.R. Donnelley & Sons Co., senior bond, 6.50%, 11/15/23	United States	1,728,000		1,784,877
	6.00%, 4/01/24	United States	2,630,000		2,720,959

					18,399,844

	Communications Equipment 0.0%†
f	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	25,000		24,188
	5.00%, 3/15/27	United States	430,000		378,419

					402,607

	Construction & Engineering 0.0%†
j	GMR Hyderabad International Airport Ltd., senior secured note, Reg S, 5.375%, 4/10/24	India	200,000		206,605

	Consumer Finance 0.1%
	American Express Co., senior note, 3.00%, 2/22/21	United States	165,000		167,089
	[h] FRN, 2.491%, (3-Month USD LIBOR + 0.60%), 11/05/21	United States	260,000		261,582
	PACCAR Financial Corp., senior note, 2.65%, 5/10/22	United States	420,000		427,378

					856,049

	Containers & Packaging 0.0%†
j	Lecta SA, senior secured note, Reg S, 6.50%, 8/01/23	Spain	288,000	EUR	152,504

	Distributors 0.1%
f,k	American News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	1,499,545		1,593,075

	Diversified Financial Services 0.5%
f,h	Banco Supervielle SA, senior note, 144A, FRN, 52.771%, (ARS Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	50,465
	Citizens Bank NA, senior note, 3.25%, 2/14/22	United States	390,000		399,235
f	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	241,797
j	MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		295,380
f	Mitsubishi UFJ Lease & Finance Co. Ltd., senior note, 144A, 3.406%, 2/28/22	Japan	320,000		326,611
f	One Call Corp., senior secured note, first lien, 144A, 7.50%, 7/01/24	United States	4,092,583		4,031,194
f	Refinitiv U.S. Holdings Inc., senior note, 144A, 8.25%, 11/15/26	United States	215,000		241,074
f	USAA Capital Corp., senior note, 144A, 2.625%, 6/01/21	United States	180,000		182,006

					5,767,762

	Diversified Telecommunication Services 0.3%
	AT&T Inc., senior note, 3.80%, 3/15/22	United States	530,000		550,039
	[h] FRN, 2.657%, (3-Month USD LIBOR + 0.75%), 6/01/21	United States	155,000		156,030
f	Cincinnati Bell Inc., senior note, 144A,
	7.00%, 7/15/24	United States	176,000		165,218
	8.00%, 10/15/25	United States	360,000		329,549
	Frontier Communications Corp.,
	senior bond, 7.125%, 1/15/23	United States	132,000		60,885
	senior bond, 7.625%, 4/15/24	United States	84,000		39,480
	senior bond, 6.875%, 1/15/25	United States	33,000		15,111

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Telecommunication Services (continued)
	senior bond, 9.00%, 8/15/31	United States	271,000		$123,992
	[f] senior secured note, 144A, 8.00%, 4/01/27	United States	791,000		818,545
f	Intelsat Jackson Holdings SA, senior secured note, 144A,
	9.50%, 9/30/22	Luxembourg	1,244,000		1,393,668
	8.00%, 2/15/24	Luxembourg	214,000		218,813
f	Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		203,250

					4,074,580

	Electric Utilities 0.2%
f	Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	545,000		639,067
j	Eskom Holdings SOC Ltd., senior bond, Reg S,
	5.75%, 1/26/21	South Africa	214,000		214,076
	8.45%, 8/10/28	South Africa	692,000		738,011
h	Florida Power & Light Co., senior note, FRN, 2.308%, (3-Month USD LIBOR + 0.40%), 5/06/22	United States	415,000		415,013
f	Vistra Operations Co. LLC, senior secured note, 144A, 3.70%, 1/30/27	United States	590,000		584,095

					2,590,262

	Energy Equipment & Services 0.1%
f	Transocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	434,000		390,677
f	Vantage Drilling International, senior secured note, 144A, 9.25%, 11/15/23	United States	330,000		310,063

					700,740

	Entertainment 0.1%
h	The Walt Disney Co., senior note, FRN, 2.297%, (3-Month USD LIBOR + 0.39%), 9/01/22	United States	800,000		804,926

	Equity Real Estate Investment Trusts (REITs) 0.0%†
f	Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower, secured note, 144A, 8.00%, 10/25/24	United States	718,000		201,040

	Food & Staples Retailing 0.1%
f	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, senior note, 144A, 4.625%, 1/15/27	United States	825,000		816,832
j	Casino Guichard Perrachon SA, Reg S,
	[h,l] junior sub. bond, E, FRN, 3.992%, (EUR 5 Year Swap + 3.82%), Perpetual	France	200,000	EUR	131,939
	senior bond, E, 4.048%, 8/05/26	France	100,000	EUR	93,659
f	NBM US Holdings Inc., senior note, 144A, 7.00%, 5/14/26	Brazil	325,000		345,843
	Unilever Capital Corp., senior note, 3.00%, 3/07/22	United Kingdom	380,000		389,284

					1,777,557

	Food Products 0.1%
f	BRF SA, senior bond, 144A, 4.875%, 1/24/30	Brazil	265,000		264,337
h	Campbell Soup Co., senior note, FRN, 2.619%, (3-Month USD LIBOR + 0.50%), 3/16/20	United States	235,000		235,120
f	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	160,000		171,056

					670,513

	Health Care Providers & Services 0.1%
f,m	Aveanna Healthcare LLC, senior secured note, 144A, 9.75%, 12/15/26	United States	415,000		433,675
	Cigna Corp., senior note, 3.40%, 9/17/21	United States	380,000		388,460

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Health Care Providers & Services (continued)
	CVS Health Corp., senior note, 2.80%, 7/20/20	United States	390,000	$391,841
	2.125%, 6/01/21	United States	400,000	400,220

				1,614,196

	Hotels, Restaurants & Leisure 0.6%
f	1011778 Bc Ulc / New Red Finance Inc., secured note, 144A, 4.375%, 1/15/28	Canada	310,000	311,937
f,m	Boyd Gaming Corp., senior note, 144A, 4.75%, 12/01/27	United States	235,000	237,968
	Marriott International Inc./Md, senior note, 2.125%, 10/03/22	United States	200,000	199,969
f	Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	7,728,000	7,518,687

				8,268,561

	Household Durables 0.0%†
f	K Hovnanian Enterprises Inc., secured note, 144A, 10.50%, 7/15/24	United States	359,000	252,198

	Industrial Conglomerates 0.1%
	Honeywell International Inc., senior note, 2.15%, 8/08/22	United States	415,000	417,935
	[h] FRN, 2.274%, (3-Month USD LIBOR + 0.37%), 8/08/22	United States	415,000	416,828

				834,763

	Insurance 0.3%
	AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	220,000	228,468
f,h	AIA Group Ltd., senior note, 144A, FRN, 2.676%, (3-Month USD LIBOR + 0.52%), 9/20/21	Hong Kong	200,000	200,294
f	AIG Global Funding, secured note, 144A, 2.30%, 7/01/22	United States	220,000	221,000
e,h	Genworth Holdings Inc., senior bond, FRN, 3.912%, (3-Month USD LIBOR + 2.00%), 11/15/36	United States	1,623,000	946,915
f	Jackson National Life Global Funding, secured note, 144A, 3.30%, 2/01/22	United States	375,000	385,272
	Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	185,000	188,109
f	Metropolitan Life Global Funding I, secured note, 144A, 3.375%, 1/11/22	United States	210,000	216,034
	2.40%, 6/17/22	United States	290,000	293,512
f	New York Life Global Funding, 144A, secured note, 2.95%, 1/28/21	United States	230,000	232,774
	[h] secured note, FRN, 2.228%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000	381,180
	[h] senior secured note, FRN, 2.233%, (3-Month USD LIBOR + 0.28%), 1/21/22	United States	155,000	155,305

				3,448,863

	IT Services 0.1%
	International Business Machines Corp., senior note, 2.50%, 1/27/22	United States	785,000	793,666

	Leisure Products 0.0%†
	Hasbro Inc., senior bond, 3.90%, 11/19/29	United States	415,000	417,547

	Machinery 0.1%
	Caterpillar Financial Services Corp., senior note, 3.15%, 9/07/21	United States	265,000	270,667
	John Deere Capital Corp., senior note, 3.125%, 9/10/21	United States	750,000	765,902

				1,036,569

	Media 0.5%
f	Fox Corp., senior note, 144A, 3.666%, 1/25/22	United States	230,000	237,465
f	iHeartCommunications Inc., senior secured note, 144A, 4.75%, 1/15/28	United States	175,000	176,540
	The McClatchy Co., [f] senior secured bond, 144A, 6.875%, 7/15/31	United States	4,095,000	3,286,237
	senior secured note, 9.00%, 7/15/26	United States	3,521,000	3,168,451

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Media (continued)
f	Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000		$65,772

					6,934,465

	Metals & Mining 0.1%
f	Minera Mexico SA de CV, senior bond, 144A, 4.50%, 1/26/50	Mexico	220,000		216,906
f	POSCO, senior note, 144A, 2.375%, 11/12/22	South Korea	415,000		413,208

					630,114

	Oil, Gas & Consumable Fuels 0.4%
f	Bruin E&P Partners LLC, senior note, 144A, 8.875%, 8/01/23	United States	590,000		379,320
e,f	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	785,000		198,212
f	Cheniere Corpus Christi Holdings LLC, senior secured bond, 144A, 3.70%, 11/15/29	United States	335,000		338,643
e,h	Exxon Mobil Corp., senior note, FRN, 2.234%, (3-Month USD LIBOR + 0.33%), 8/16/22	United States	405,000		407,123
	Gulfport Energy Corp., senior note, 6.00%, 10/15/24	United States	505,000		347,036
f	Lonestar Resources America Inc., senior note, 144A, 11.25%, 1/01/23	United States	95,000		66,975
	Montage Resources Corp., senior note, 8.875%, 7/15/23	United States	195,000		159,411
f	Moss Creek Resources Holdings Inc., senior note, 144A, 7.50%, 1/15/26	United States	19,000		12,689
	10.50%, 5/15/27	United States	460,000		339,410
	Petrobras Global Finance BV, senior bond, 5.75%, 2/01/29	Brazil	270,000		297,149
	senior bond, 6.90%, 3/19/49	Brazil	545,000		624,407
	senior note, 8.75%, 5/23/26	Brazil	509,000		648,313
f	Saudi Arabian Oil Co., senior bond, 144A, 3.50%, 4/16/29	Saudi Arabia	200,000		208,616
f	Sinopec Group Overseas Development 2018 Ltd., senior note, 144A, 2.50%, 11/12/24	China	415,000		414,389
f	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A, 8.75%, 4/15/23	United States	415,000		171,499
	9.75%, 4/15/23	United States	190,000		80,275
f	YPF Sociedad Anonima, 144A, senior bond, 6.95%, 7/21/27	Argentina	105,000		80,361
	[h] senior note, FRN, 63.354%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000		29,040

					4,802,868

	Pharmaceuticals 0.2%
f	Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	410,000		417,047

	Mylan Inc., senior bond,
	5.40%, 11/29/43	United States	85,000		93,437
	5.20%, 4/15/48	United States	45,000		48,951
	Mylan NV, senior bond, 5.25%, 6/15/46	United States	245,000		269,976
	Pfizer Inc., senior note, 3.00%, 9/15/21	United States	755,000		770,595
f	Teva Pharmaceutical Finance Netherlands II BV, senior note, 144A, 6.00%, 1/31/25	Israel	155,000	EUR	178,527

	Teva Pharmaceutical Finance Netherlands III BV,
	senior bond, 3.15%, 10/01/26	Israel	220,000		180,955
	senior bond, 4.10%, 10/01/46	Israel	1,145,000		835,965
	[f] senior note, 144A, 7.125%, 1/31/25	Israel	200,000		204,000

					2,999,453

	Real Estate Management & Development 0.1%
j	Easy Tactic Ltd., senior secured note, Reg S, 8.125%, 2/27/23	China	200,000		199,737
f	Kaisa Group Holdings Ltd., senior secured note, 144A, 11.95%, 10/22/22	China	345,000		354,056

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Real Estate Management & Development (continued)
j	Sunac China Holdings Ltd., senior secured note, Reg S, 7.25%, 6/14/22	China	200,000	$203,043

				756,836

	Road & Rail 0.1%
f	Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 3.65%, 7/29/21	United States	285,000	291,387
f	Uber Technologies Inc., senior note, 144A, 8.00%, 11/01/26	United States	240,000	244,157
	7.50%, 9/15/27	United States	365,000	362,728
	Union Pacific Corp., senior note, 2.95%, 3/01/22	United States	230,000	235,084

				1,133,356

	Semiconductors & Semiconductor Equipment 0.1%
f	Broadcom Inc., senior bond, 144A, 4.75%, 4/15/29	United States	635,000	679,650

	Specialty Retail 0.1%
f	Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	936,000	972,261
h	The Home Depot Inc., senior note, FRN, 2.217%, (3-Month USD LIBOR + 0.31%), 3/01/22	United States	310,000	310,930
f	Staples Inc., senior secured note, 144A, 7.50%, 4/15/26	United States	430,000	450,693

				1,733,884

	Technology Hardware, Storage & Peripherals 0.1%
	Apple Inc., senior note, 1.70%, 9/11/22	United States	530,000	528,442
h	Hewlett Packard Enterprise Co., senior note, FRN, 2.807%, (3-Month USD LIBOR + 0.68%), 3/12/21	United States	415,000	416,773
	Western Digital Corp., senior note, 4.75%, 2/15/26	United States	209,000	215,662

				1,160,877

	Tobacco 0.0%†
	Pyxus International Inc., senior note, 9.875%, 7/15/21	United States	170,000	99,407

	Trading Companies & Distributors 0.0%†
	Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000	325,805

	Wireless Telecommunication Services 0.0%†
j	Bharti Airtel Ltd., senior note, Reg S, 4.375%, 6/10/25	India	200,000	201,530

	Total Corporate Bonds and Notes (Cost $93,208,932)			91,510,897

	Corporate Bonds and Notes in Reorganization 0.8%
	Electric Utilities 0.8%
n	Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond, 6.85%, 6/01/34	United States	2,762,968	2,299,599
n	Pacific Gas & Electric Co., senior bond, 5.80%, 3/01/37	United States	1,875,000	1,954,875
	senior bond, 5.40%, 1/15/40	United States	575,000	596,620
	senior bond, 4.45%, 4/15/42	United States	1,164,000	1,156,358
	[e] senior bond, 4.75%, 2/15/44	United States	2,611,000	2,637,371
	senior note, 3.75%, 2/15/24	United States	809,000	803,268
	senior note, 3.30%, 12/01/27	United States	359,000	349,137

				9,797,228

	Oil, Gas & Consumable Fuels 0.0%†
d,n	Bellatrix Exploration Ltd., secured note, 8.50%, 9/11/23	Canada	141,000	84,600
	12.50%, 12/15/23	Canada	154,000	—

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes in Reorganization (continued)
	Oil, Gas & Consumable Fuels (continued)
j,n	Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	506,036		$30,362

					114,962

	Total Corporate Bonds and Notes in Reorganization (Cost $8,955,065)				9,912,190

h,o	Senior Floating Rate Interests 0.2%
	Automobiles 0.0%†
	SAIC Motor Corp. Ltd., Term Loan, 3.452%, (1-Month USD LIBOR + 1.75%), 10/31/25	United States	17,628		17,663

	Building Products 0.0%†
	Jeld-Wen Inc., Term Loan B, 4.104%, (3-Month USD LIBOR + 2.00%), 12/14/24	United States	188,082		188,432

	Chemicals 0.0%†
	Axalta Coating Systems Dutch Holding BV, Term Loan B, 3.854%, (3-Month USD LIBOR + 1.75%), 6/01/24	United States	146,461		146,723

	Construction Materials 0.0%†
	ABC Supply, Term Loan B, 3.702%, (1-Month USD LIBOR + 2.00%), 1/15/27	United States	110,000		109,991

	Diversified Financial Services 0.1%
	The AES Corp., Term Loan B, 3.659%, (3-Month USD LIBOR + 1.75%), 5/31/22	United States	10,591		10,607
	Ziggo BV, 4.265%, (1-Month USD LIBOR + 2.50%), 4/15/25	United States	200,522		201,170
	3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		126,304

					338,081

	Equity Real Estate Investment Trusts (REITs) 0.0%†
	Iron Mountain Inc., Term Loan B, 3.452%, (1-Month USD LIBOR + 1.75%), 1/02/26	United States	216,700		214,714

	Life Sciences Tools & Services 0.0%†
	IQVIA Holdings Inc., Term Loan B, 3.854%, (3-Month USD LIBOR + 1.75%), 6/11/25	United States	202,438		203,155

	Media 0.0%†
	ALTICE USA, Term Loan B-5, 4.327%, (2-Month USD LIBOR + 2.50%), 4/15/27	United States	55,324		55,508

	Oil, Gas & Consumable Fuels 0.1%
	California Resources Corp., Initial Term Loan, 6.452%, (1-Month USD LIBOR + 4.75%), 12/31/22	United States	873,000		739,867
	Gavilan Resources LLC, Initial Term Loan, second lien, 7.702%, (1-Month USD LIBOR + 6.00%), 3/01/24	United States	200,000		75,000

					814,867

	Road & Rail 0.0%†
	Uber Technologies Inc., Term Loan, 5.202%, (1-Month USD LIBOR + 3.50%), 7/13/23	United States	170,966		167,760

	Total Senior Floating Rate Interests (Cost $2,478,521)				2,256,894

p	Credit-Linked Notes 0.2%
d,f	ICBC Standard Bank PLC, (Ukraine), 144A, 15.36%, 10/01/21	Ukraine	21,939,000	UAH	964,474
f	JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 16.00%, 6/13/22	Egypt	7,267,000	EGP	466,936

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
p	Credit-Linked Notes (continued)
f	JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 14.35%, 9/12/24	Egypt	14,270,000	EGP	$887,723

	Total Credit-Linked Notes (Cost $2,255,602)				2,319,133

	Foreign Government and Agency Securities 1.5%
h	The Export-Import Bank of Korea, senior note, FRN, 2.631%, (3-Month USD LIBOR + 0.53%), 6/25/22	South Korea	215,000		215,616
f	Government of Angola, senior bond, 144A, 8.00%, 11/26/29	Angola	328,000		327,395
	Government of Argentina,
	senior bond, 3.38%, 12/31/38	Argentina	151,632	EUR	64,321
	[h] senior note, FRN, 70.941%, (ARLLMONP), 6/21/20	Argentina	2,275,000	ARS	9,463
j	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000		539,721
	Government of Brazil, senior bond, 4.75%, 1/14/50	Brazil	412,000		398,523
	Government of Ecuador, senior note,
	[f] 144A, 7.875%, 3/27/25	Ecuador	301,000		237,263
	[j] Reg S, 10.75%, 3/28/22	Ecuador	316,000		278,969
f	Government of Egypt, senior bond, 144A,
	7.053%, 1/15/32	Egypt	293,000		297,835
	8.15%, 11/20/59	Egypt	215,000		220,079
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		343,109
j	Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	363,000		395,934
j	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	945,000		998,312
	Government of Poland, senior bond, 2.75%, 10/25/29	Poland	2,828,000	PLN	770,869
	Government of Russia,
	senior bond, 7.25%, 5/10/34	Russia	363,838,000	RUB	6,014,791
	senior note, 7.40%, 7/17/24	Russia	102,212,000	RUB	1,670,018
	Government of South Africa, senior bond,
	8.75%, 1/31/44	South Africa	19,160,000	ZAR	1,133,408
	R186, 10.50%, 12/21/26	South Africa	36,324,317	ZAR	2,745,678
	Government of Turkey,
	senior bond, 5.75%, 5/11/47	Turkey	677,000		580,760
	senior note, 6.35%, 8/10/24	Turkey	788,000		818,199
	Provincia de Buenos Aires,
	[h] FRN, 48.839%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	35,728
	[h,j] FRN, Reg S, 53.398%, (ARS Badlar + 3.75%), 4/12/25	Argentina	3,670,000	ARS	14,128
	[f] senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		65,675
j	ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S, 3.903%, 6/24/20	South Africa	573,000		576,779

	Total Foreign Government and Agency Securities (Cost $19,613,034)				18,752,573

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 5.5%
	Airlines 0.0%†
	Latam Airlines Pass Through Trust, 2015-1, B, secured note, 4.50%, 8/15/25	Chile	495,602		498,080

	Banks 0.0%†
f,q	Banco Hipotecario SA, senior note, 144A, FRN,
	50.667%, (ARS Badlar + 2.50%), 1/12/20	Argentina	1,299,260	ARS	4,883
	48.563%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	37,474

					42,357

	Consumer Finance 0.1%
	American Express Credit Account Master Trust, 2019-1, A, 2.87%, 10/15/24	United States	115,000		117,912
	Capital One Multi-Asset Execution Trust, 2019-A1, A1, 2.84%, 12/15/24	United States	165,000		168,652

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Consumer Finance (continued)
	Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%, 8/08/22	United States	425,000	$424,947
	Discover Card Execution Note Trust,
	[q] 2018-A3, A3, FRN, 1.995%, (1-Month USD LIBOR + 0.23%), 12/15/23	United States	345,000	345,539
	2019-A1, A1, 3.04%, 7/15/24	United States	155,000	159,040
	World Financial Network Credit Card Master Trust, 2019-C, M, 2.71%, 7/15/26	United States	415,000	415,432

				1,631,522

	Diversified Financial Services 3.8%
f	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	74,517	76,536
f,q	Acis CLO Ltd., 2014-3A, D, 144A, FRN, 5.029%, (3-Month USD LIBOR + 3.12%), 2/01/26	United States	1,140,000	1,109,665
f	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	187,280	195,923
f	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	184,835	184,848
	AmeriCredit Automobile Receivables Trust,
	2018-2, D, 4.01%, 7/18/24	United States	155,000	161,928
	[q] 2018-3, A2B, FRN, 2.013%, (1-Month USD LIBOR + 0.25%), 1/18/22	United States	100,460	100,451
	2018-3, D, 4.04%, 11/18/24	United States	205,000	215,049
f,q	Anchorage Capital CLO 7 Ltd., 2017-7A, DR, 144A, FRN, 4.701%, (3-Month USD LIBOR + 2.70%), 10/15/27	United States	2,000,000	1,977,716
q	Argent Securities Inc., 2004-W3, M4, FRN, 4.018%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	258,604	260,072
f	Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	25,229
f,m,r	BANK, 2019-BN23, XF, 144A, FRN, 0.876%, 12/15/52	United States	7,900,000	520,871
f	Bayview Opportunity Master Fund IVA Trust, 2019-RN2, A1, 144A, 3.967%, 3/28/34	United States	81,710	82,364
f	Bayview Opportunity Master Fund IVB Trust, 2019-RN1, A1, 144A, 4.09%, 2/28/34	United States	65,446	66,340
f	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	209,844	215,843
	California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	119,421
f,q	Carlyle Global Market Strategies CLO Ltd., 2018-2A, A1R, 144A, FRN, 2.716%, (3-Month USD LIBOR + 0.78%), 4/27/27	United States	224,307	224,322
	Carmax Auto Owner Trust,
	2018-2, D, 3.99%, 4/15/25	United States	100,000	103,294
	2018-4, D, 4.15%, 4/15/25	United States	60,000	62,437
	2019-1, A3, 3.05%, 3/15/24	United States	355,000	361,416
f	Chesapeake Funding II LLC, 144A,
	[q] 2017-4A, A2, FRN, 2.105%, (1-Month USD LIBOR + 0.34%), 11/15/29	Canada	93,809	93,856
	2018-1A, D, 3.92%, 4/15/30	Canada	115,000	117,878
	CHL Mortgage Pass-Through Trust,
	[q] 2003-15, 1A1, FRN, 2.208%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	103,065	100,090
	2004-4, M, 5.50%, 5/25/34	United States	1,729,721	1,235,866
	[r] 2006-HYB4, 3B, FRN, 4.366%, 6/20/36	United States	2,399,775	2,198,907
f	CIG Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	7,276	7,287
f	Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	238,875	245,842
f	CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000	103,535
f	CPS Auto Receivables Trust, 144A,
	2018-D, C, 3.83%, 9/15/23	United States	100,000	102,044
	2019-D, D, 2.72%, 9/15/25	United States	105,000	104,904

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f	CSMC Trust, 2018-RPL2, A1, 144A, 4.03%, 8/25/62	United States	202,027		$203,438
f,q	CVP Cascade Ltd., 2017-2A, A1R, 144A, FRN, 3.203%, (3-Month USD LIBOR + 1.20%), 7/18/26	United States	148,872		148,873
f,r	DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.648%, 10/10/34	United States	100,000		102,063
f	Domino’s Pizza Master Issuer LLC, 144A,
	2018-1A, A2II, 4.328%, 7/25/48	United States	79,000		83,223
	2019-1A, A2, 3.668%, 10/25/49	United States	120,000		120,211
	Drive Auto Receivables Trust,
	2018-1, D, 3.81%, 5/15/24	United States	220,000		223,523
	2018-3, D, 4.30%, 9/16/24	United States	25,000		25,700
	2018-5, D, 4.30%, 4/15/26	United States	125,000		129,495
f	Driven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%, 4/20/48	United States	59,100		61,738
f	DT Auto Owner Trust, 144A,
	2016-1A, D, 4.66%, 12/15/22	United States	88,987		89,120
	2018-2A, D, 4.15%, 3/15/24	United States	90,000		92,519
	2018-3A, C, 3.79%, 7/15/24	United States	120,000		122,267
f,q	Elevation CLO Ltd., 2019-4A, AR, 144A, FRN, 2.993%, (3-Month USD LIBOR + 0.99%), 4/18/27	United States	251,052		251,042
f	Fairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%, 3/21/33	Canada	150,000	CAD	113,739
f	First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000		40,046
f	Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	129,025		134,486
f	Flagship Credit Auto Trust, 144A,
	2019-2, D, 3.53%, 5/15/25	United States	165,000		168,459
	2019-4, D, 3.12%, 1/15/26	United States	90,000		90,343
f,q	FS Rialto, 2019-FL1, C, 144A, FRN, 4.274%, (1-Month USD LIBOR + 2.50%), 12/16/36	United States	2,300,000		2,322,091
f,r	GCAT Trust, 2019-RPL1, A1, 144A, FRN, 2.65%, 10/25/68	United States	179,556		179,921
f	GLS Auto Receivables Trust, 144A,
	2018-3A, B, 3.78%, 8/15/23	United States	70,000		71,113
	2019-2A, C, 3.54%, 2/18/25	United States	255,000		260,700
f,q	Gosforth Funding PLC, 2018-1A, A1, 144A, FRN, 2.36%, (3-Month USD LIBOR + 0.45%), 8/25/60	United Kingdom	132,231		132,231
f,q	GPMT Ltd., 144A, FRN,
	2018-FL1, C, 3.872%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,250,000		1,253,075
	2019-FL2, D, 4.715%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000		1,000,500
j,q	Great Hall Mortgages No 1 PLC, 2006-1, DA, FRN, Reg S, 1.596%, (3-Month GBP LIBOR + 0.82%), 6/18/38	United Kingdom	1,330,000	GBP	1,529,872
f,q	GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 3.658%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	1,109,505		1,111,917
f,q	Halcyon Loan Advisors Funding Ltd., 144A, FRN,
	2014-1A, D, 5.503%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	2,190,000		2,185,482
	2017-2A, A1BR, 3.116%, (3-Month USD LIBOR + 1.18%), 4/28/25	United States	95,684		95,729
f	Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000		102,526
	Honda Auto Receivables Owner Trust,
	2017-3, A3, 1.79%, 9/20/21	United States	65,659		65,619
	2019-1, A3, 2.83%, 3/20/23	United States	150,000		152,431
f	Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	243,585		252,174
f,q	HPLY Trust, 2019-HIT, C, 144A, FRN, 3.365%, (1-Month USD LIBOR + 1.60%), 11/15/36	United States	98,705		98,778
f,q	Jamestown CLO VII Ltd., 2017-7A, A1R, 144A, FRN, 2.77%, (3-Month USD LIBOR + 0.83%), 7/25/27	United States	233,910		233,283

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f	Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	232,176	$236,863
f	Legacy Mortgage Asset Trust, 2019-GS3, A1, 144A, 3.75%, 4/25/59	United States	120,519	121,929
f,q	LoanCore Issuer Ltd., 2018-CRE1, D, 144A, FRN, 4.715%, (1-Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,600,800
f	Marlette Funding Trust, 2019-3A, A, 144A, 2.69%, 9/17/29	United States	163,329	164,015
q	Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 2.028%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	1,173,557	1,114,728
r	Morgan Stanley Mortgage Loan Trust, 2004-11AR, 2A, FRN, 3.323%, 1/25/35	United States	457,660	445,728
f	Navient Private Education Refi Loan Trust, 2019-FA, B, 144A, 3.12%, 8/15/68	United States	210,000	208,526
f,q	Navistar Financial Dealer Note Master Owner Trust II, 2018-1, A, 144A, FRN, 2.338%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	60,082
f,r	New Residential Mortgage Loan Trust, 2015-2A, B5, 144A, FRN, 5.531%, 8/25/55	United States	1,565,057	1,639,921
f,q	NextGear Floorplan Master Owner Trust, 144A, FRN,
	2017-1A, A1, 2.615%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000	240,440
	2017-2A, A1, 2.445%, (1-Month USD LIBOR + 0.68%), 10/17/22	United States	220,000	220,537
	2018-1A, A1, 2.405%, (1-Month USD LIBOR + 0.64%), 2/15/23	United States	500,000	501,368
	Nissan Auto Receivables Owner Trust,
	2016-C, A3, 1.18%, 1/15/21	United States	8,320	8,313
	2018-A, A3, 2.65%, 5/16/22	United States	250,000	251,117
	[q] 2018-C, A2B, FRN, 1.935%, (1-Month USD LIBOR + 0.17%), 10/15/21	United States	233,393	233,428
q	Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 2.078%, (1-Month USD LIBOR + 0.37%), 3/25/36	United States	1,293,940	1,238,466
f,r	OBX Trust, 2019-EXP3, 1A8, 144A, FRN, 3.50%, 10/25/59	United States	142,718	144,217
f,q	OFSI Fund VII Ltd., 2017-7A, AR, 144A, FRN, 2.903%, (3-Month USD LIBOR + 0.90%), 10/18/26	United States	75,322	75,323
f	OneMain Financial Issuance Trust, 2015-3A, B, 144A, 4.16%, 11/20/28	United States	155,000	155,872
f	Oxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%, 2/15/27	United States	50,000	51,202
f	Planet Fitness Master Issuer LLC, 144A,
	2018-1A, A2I, 4.262%, 9/05/48	United States	168,300	172,009
	2019-1A, A2, 3.858%, 12/05/49	United States	150,000	150,759
f	Progress Residential Trust, 2019-SFR1, E, 144A, 4.466%, 8/17/35	United States	115,000	117,983
	RALI Series Trust, 2007-QS2, AP, zero cpn., 1/25/37	United States	228,680	168,442
f,r	RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 3.846%, 10/25/35	United States	2,424,758	2,433,655
f	RCO V Mortgage LLC, 2019-1, A1, 144A, 3.721%, 5/24/24	United States	174,267	175,048
f	Republic Finance Issuance Trust, 2019-A, A, 144A, 3.43%, 11/22/27	United States	240,000	240,175
	Santander Drive Auto Receivables Trust,
	2018-2, D, 3.88%, 2/15/24	United States	275,000	281,627
	2018-3, D, 4.07%, 8/15/24	United States	210,000	216,112
	2018-5, C, 3.81%, 12/16/24	United States	150,000	152,315
	2019-2, D, 3.22%, 7/15/25	United States	210,000	214,999
f	SCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	257,169
f,r	Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	2,063,472	1,794,578
f,r	Sequoia Mortgage Trust, 144A, FRN,
	2018-CH1, A1, 4.00%, 2/25/48	United States	66,621	68,255
	2019-CH1, A1, 4.50%, 3/25/49	United States	252,790	258,106
f	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	232,899	235,097
q	SLM Private Credit Student Loan Trust, FRN,
	2003-B, A3, 5.233%, (28-Day T-Bill + 1.00%), 3/15/33	United States	300,000	298,927
	2003-B, A4, 5.04%, (28-Day T-Bill + 1.00%), 3/15/33	United States	50,000	49,821

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
f,q	SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 2.515%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	91,448	$91,473
f	SoFi Consumer Loan Program Trust, 144A,
	2018-1, B, 3.65%, 2/25/27	United States	100,000	102,240
	2018-2, A2, 3.35%, 4/26/27	United States	155,000	156,150
	2019-4, C, 2.84%, 8/25/28	United States	130,000	130,258
f	SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	69,206	70,397
q	Soundview Home Loan Trust, 2006-WF2, M3, FRN, 2.158%, (1-Month USD LIBOR + 0.45%), 12/25/36	United States	1,750,925	1,883,324
f	Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	173,838	181,254
f	Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	124,063	130,775
f,q	Staniford Street CLO Ltd., 2017-1A, AR, 144A, FRN, 3.299%, (3-Month USD LIBOR + 1.18%), 6/15/25	United States	108,968	108,969
f,q	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 5.915%, (1-Month USD LIBOR + 4.15%), 11/15/27	United States	200,000	157,764
f	TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	40,000	40,016
f,r	Towd Point Mortgage Trust, 2015-2, 1A13, 144A, FRN, 2.50%, 11/25/60	United States	92,354	92,651
f	Tricon American Homes Trust, 2019-SFR1, A, 144A, 2.75%, 3/17/38	United States	100,000	100,786
f,q	TRTX Issuer Ltd., 144A, FRN,
	2019-FL3, B, 3.573%, (1-Month USD LIBOR + 1.75%), 9/15/34	United States	1,300,000	1,300,390
	2019-FL3, C, 3.923%, (1-Month USD LIBOR + 2.10%), 9/15/34	United States	1,160,000	1,164,060
f	United Auto Credit Securitization Trust, 2019-1, C, 144A, 3.16%, 8/12/24	United States	155,000	156,393
f,q	Venture XII CLO Ltd., 2018-12A, ARR, 144A, FRN, 2.714%, (3-Month USD LIBOR + 0.80%), 2/28/26	United States	202,047	201,678
f	Vericrest Opportunity Loan Trust, 2019-NPL3, A1, 144A, 3.967%, 3/25/49	United States	108,527	109,427
f,q	Verizon Owner Trust, 144A, FRN,
	2017-3A, A1B, 1.994%, (1-Month USD LIBOR + 0.27%), 4/20/22	United States	261,767	262,120
	2018-1A, A1B, 1.984%, (1-Month USD LIBOR + 0.26%), 9/20/22	United States	175,000	175,064
f,q	VMC Finance LLC, 144A, FRN,
	2018-FL1, C, 4.013%, (1-Month USD LIBOR + 2.25%), 3/15/35	United States	1,100,000	1,100,687
	2019-FL3, C, 3.813%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	591,229	593,312
f	VOLT LXXII LLC, 2018-NPL8, A1A, 144A, 4.213%, 10/26/48	United States	399,408	400,632
f	VOLT LXXV LLC, 2019-NPL1, A1A, 144A, 4.336%, 1/25/49	United States	152,840	154,364
f	VOLT LXXXIII LLC, 2019-NPL9, A1A, 144A, 3.327%, 11/26/49	United States	109,512	109,703
f,q	West CLO Ltd., 2017-1A, A1R, 144A, FRN, 2.923%, (3-Month USD LIBOR + 0.92%), 7/18/26	United States	171,083	171,060
f	Westlake Automobile Receivables Trust, 144A, 2018-1A, D, 3.41%, 5/15/23	United States	60,000	60,697
	2018-2A, D, 4.00%, 1/16/24	United States	50,000	51,260
	[q] 2018-3A, A2B, FRN, 2.115%, (1-Month USD LIBOR + 0.35%), 1/18/22	United States	137,993	138,022

				49,014,539

	Equity Real Estate Investment Trusts (REITs) 0.1%
f	American Homes 4 Rent, 144A, 2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	276,751
	2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	111,650
	2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	228,032
f	Colony American Finance Ltd., 2015-1, D, 144A, 5.649%, 10/15/47	United States	115,000	116,366

f	Diamond Resorts Owner Trust, 144A,
	2017-1A, C, 6.07%, 10/22/29	United States	34,395	35,315
	2018-1, C, 4.53%, 1/21/31	United States	91,256	93,306

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)

f	Diamond Resorts Owner Trust, 144A, (continued)
	2019-1A, B, 3.53%, 2/20/32	United States	96,733		$96,974

					958,394

	Mortgage Real Estate Investment Trusts (REITs) 1.2%
f,r	Ajax Mortgage Loan Trust, 2017-B, A, 144A, FRN, 3.163%, 9/25/56	United States	103,135		103,691
q	American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 1.988%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	230,675		220,516
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	6,428		6,808
	Banc of America Funding Trust, 2003-1, B2, 6.00%, 5/20/33	United States	313,735		229,213
	2007-4, 5A1, 5.50%, 11/25/34	United States	99,722		100,309
r	Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 4.458%, 2/25/35	United States	5,255		5,341
r	Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 4.832%, 5/25/37	United States	2,190,255		2,162,876
f,r	CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A, FRN, 5.671%, 4/10/29	United States	100,000		102,084
f	Citigroup Mortgage Loan Trust, 144A, [r] 2009-10, 6A2, FRN, 4.606%, 9/25/34	United States	28,947		30,041
	[r] 2018-A, A1, FRN, 4.00%, 1/25/68	United States	94,615		95,153
	2018-C, A1, 4.125%, 3/25/59	United States	155,529		156,724
	[r] 2019-B, A1, FRN, 3.258%, 4/25/66	United States	111,436		112,158
	2019-E, A1, 3.228%, 11/25/70	United States	248,817		249,446
	Countrywide Alternative Loan Trust, 2003-22CB, 1A1, 5.75%, 12/25/33	United States	44,074		46,005
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	27,864		29,245
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	29,344		30,731
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	80,649		86,531
	2005-J1, 2A1, 5.50%, 2/25/25	United States	4,348		4,473
	2005-J14, A3, 5.50%, 12/25/35	United States	416,019		355,764
q	Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 2.228% (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000		2,106,467
r	Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 4.224%, 9/20/34	United States	64,281		63,932
	Credit Suisse First Boston Mortgage Securities Corp., 2002-10, 1B, 7.00%, 5/25/32	United States	155,681		134,276
	2003-27, 4A4, 5.75%, 11/25/33	United States	18,906		19,866
f	CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	400,000		380,620
q	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 2.063%, (1-Month USD LIBOR + 0.33%), 9/19/45	United States	41,758		34,525
j,q	Dukinfield II PLC, 2016-2, A, FRN, Reg S, 2.026%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	162,150	GBP	211,462
j,q	Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 0.935%, (3-Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	44,126	GBP	55,859
q	FHLMC Structured Agency Credit Risk Debt Notes, FRN,
	2015-DNA1, M2, 3.558%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	122,069		122,777
	2015-DNA1, M3, 5.008%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		266,921
f,r	GS Mortgage Securities Trust, 2011-GC5, D, 144A, FRN, 5.556%, 8/10/44	United States	195,000		194,441
	GSR Mortgage Loan Trust,
	2005-4F, 6A1, 6.50%, 2/25/35	United States	9,079		9,154
	[r] 2005-AR6, 4A5, FRN, 4.541%, 9/25/35	United States	58,022		59,604

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
q	Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 2.373%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	94,849		$92,203
	IndyMac Index Mortgage Loan Trust, FRN,
	[q] 2004-AR12, A1, 2.488%, (1-Month USD LIBOR + 0.78%), 12/25/34	United States	2,031,598		1,800,382
	[q] 2004-AR7, A5, 2.928%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	49,406		46,944
	[r] 2005-AR11, A3, 3.859%, 8/25/35	United States	53,159		48,428
	[q] 2006-AR2, 2A1, 1.918%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	244,183		209,320
f,q	Invitation Homes Trust, 144A, FRN,
	2018-SFR1, E, 3.763%, (1-Month USD LIBOR + 2.00%), 3/17/37	United States	99,986		100,384
	2018-SFR2, E, 3.765%, (1-Month USD LIBOR + 2.00%), 6/17/37	United States	200,000		200,948
	JP Morgan Mortgage Trust,
	2004-S1, 2A1, 6.00%, 9/25/34	United States	98,660		105,506
	[r] 2007-A1, 4A2, FRN, 4.658%, 7/25/35	United States	3,750		3,911
q	Lehman XS Trust Series, 2006-2N, 1A1, FRN, 1.968%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	44,375		41,474
j,q	Ludgate Funding PLC, FRN, Reg S,
	2007-1, A2B, 0.665%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	29,291	EUR	30,656
	2008-W1X, A1, 1.36%, (3-Month GBP LIBOR + 0.60%), 1/01/61	United Kingdom	133,043	GBP	167,065
	MASTR Alternative Loan Trust,
	2004-2, 8A4, 5.50%, 3/25/34	United States	167,159		170,812
	2004-8, 2A1, 6.00%, 9/25/34	United States	51,420		55,413
r	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 3.962%, 5/25/36	United States	5,002		5,140
f,r	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.671%, 6/15/44	United States	150,000		146,029
j,q	Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.167%, (3-Month EURIBOR + 0.60%), 12/15/50	United Kingdom	62,107	EUR	66,511
f	PRPM LLC, 144A,
	[r] 2017-3A, A1, FRN, 3.47%, 11/25/22	United States	64,692		64,930
	2019-4A, A1, 3.351%, 11/25/24	United States	115,000		114,999
r	RFMSI Trust, 2005-SA1, 1A1, FRN, 4.528%, 3/25/35	United States	106,038		78,425
j,q	RMAC Securities PLC, 2006-NS1X, A2C, FRN, Reg S, 0.229%, (3-Month EURIBOR + 0.15%), 6/12/44	United Kingdom	40,904	EUR	43,385
q	Structured ARM Loan Trust, 2005-14, A1, FRN, 2.018%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	259,760		208,505
r	Wachovia Mortgage Loan Trust LLC Series Trust, 2007-A, 2A1, FRN, 4.668%, 3/20/37	United States	2,205,966		2,155,283
f	Wells Fargo Commercial Mortgage Trust, 2019-JWDR, C, 144A, 3.139%, 9/15/31	United States	290,000		288,205
r	WF-RBS Commercial Mortgage Trust, FRN, [f] 2011-C2, D, 144A, 5.839%, 2/15/44	United States	35,000		35,723
	[f] 2011-C3, D, 144A, 5.856%, 3/15/44	United States	90,000		67,951
	[f] 2012-C6, D, 144A, 5.767%, 4/15/45	United States	150,000		158,059
	2012-C7, C, 4.968%, 6/15/45	United States	25,000		25,607
	[f] 2012-C7, E, 144A, 4.968%, 6/15/45	United States	75,000		56,690

					14,375,901

	Thrifts & Mortgage Finance 0.3%
f,q	BX Commercial Mortgage Trust, 144A, FRN, 2019-XL, E, 3.565%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,300,000		1,302,989

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Thrifts & Mortgage Finance (continued)
	2019-XL, F, 3.765%, (1-Month USD LIBOR + 2.00%), 10/15/36	United States	2,000,000	$2,005,279

				3,308,268

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $69,603,275)			69,829,061

	Municipal Bonds in Reorganization 0.7%
	Puerto Rico 0.7%
n	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	United States	715,000	480,838
	5.00%, 7/01/41	United States	1,000,000	640,000
n	Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	5,300,000	3,286,000
n	Puerto Rico Electric Power Authority Power Revenue,
	A-RSA-1, 5.00%, 7/01/42	United States	1,608,000	1,234,140
	TT-RSA-1, 5.00%, 7/01/32	United States	430,000	330,025
	TT-RSA-1, 5.00%, 7/01/37	United States	865,000	663,887
	WW-RSA-1, 5.25%, 7/01/33	United States	20,000	15,350
	WW-RSA-1, 5.50%, 7/01/38	United States	194,000	149,380
	[a] XX, 5.25%, 7/01/40	United States	2,180,000	1,673,150

	Total Municipal Bonds in Reorganization (Cost $7,671,566)			8,472,770

		Number of Contracts	Notional Amount#
	Options Purchased 0.0%†
	Calls – Exchange-Traded 0.0%†
	Aurora Cannabis Inc., January Strike Price $5.00, Expires 1/17/20	114	11,400	570
	BP PLC, December Strike Price 5.40 GBP, Expires 12/20/19	42	42,000	136
	CBS Corp., March Strike Price $37.50, Expires 3/20/20	132	13,200	57,090
	DJ EURO STOXX 50 Index, December Strike Price 3,700.00 EUR, Expires 12/20/19	55	550	24,664
	DJ EURO STOXX Banks, December Strike Price 105.00 EUR, Expires 12/20/19	200	10,000	551
	DJ EURO STOXX Banks, December Strike Price 115.00 EUR, Expires 12/20/19	600	30,000	1,653
	DJ EURO STOXX Banks, December Strike Price 120.00 EUR, Expires 12/20/19	137	6,850	377
	Evolent Health Inc., A, December Strike Price $12.50, Expires 12/20/19	150	15,000	300
	Fitbit Inc., A, January Strike Price $7.00, Expires 1/17/20	1,524	152,400	24,384
	Industrial Select Sector SPDR Fund, January Strike Price $84.00, Expires 1/17/20	143	14,300	10,439
	Occidental Petroleum Corp., January Strike Price $42.50, Expires 1/17/20	103	10,300	5,768
	Royal Dutch Petroleum Co., December Strike Price 27.00 EUR, Expires 12/20/19	94	9,400	828
	Spark Therapeutics Inc., December Strike Price $100.00, Expires 12/20/19	176	17,600	212,960
	Team Inc., December Strike Price $20.00, Expires 12/20/19	77	7,700	1,155
	thyssenkrupp AG, December Strike Price 14.00 EUR, Expires 12/20/19	657	65,700	1,448
	TOTAL SA, December Strike Price 50.00 EUR, Expires 12/20/19	52	5,200	687
	Vishay Intertechnology Inc., December Strike Price $20.00, Expires 12/20/19	154	15,400	7,700
	Vodafone Group PLC, January Strike Price 1.55 GBP, Expires 1/17/20	1,554	1,554,000	75,367

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
	Options Purchased (continued)
	Calls – Exchange-Traded (continued)
	Vodafone Group PLC, ADR, January Strike Price $20.00, Expires 1/17/20	364	36,400		$18,564

					444,641

	Calls – Over-the-Counter 0.0%†
	Currency Options 0.0%†
	EUR/CHF, Counterparty JPHQ, May Strike Price 1.12 CHF, Expires 5/14/20	1	4,000,000	EUR	20,318
	EUR/JPY, Counterparty JPHQ, February Strike Price 123.50 JPY, Expires 2/19/20	1	2,500,000	EUR	6,718
	EUR/USD, Counterparty JPHQ, January Strike Price $1.16, Expires 1/13/20	1	12,000,000	EUR	724
	EUR/USD, Counterparty JPHQ, February Strike Price $1.15, Expires 2/17/20	1	10,000,000	EUR	7,383
	USD/HKD, Counterparty JPHQ, January Strike Price 7.98 HKD, Expires 1/20/20	1	2,000,000		204

					35,347

	Puts – Exchange-Traded 0.0%†
	Allergan PLC, January Strike Price $140.00, Expires 1/17/20	162	16,200		10,125
	DJ EURO STOXX 50 Index, January Strike Price 3,550.00 EUR, Expires 1/17/20	43	430		11,512
	Invesco QQQ Series 1 ETF, December Strike Price $196.00, Expires 12/20/19	591	59,100		38,415
	The Medicines Co., January Strike Price $20.00, Expires 1/17/20	41	4,100		410
	Raytheon Co., January Strike Price $175.00, Expires 1/17/20	14	1,400		665
	S&P 500 Index, January Strike Price $2,900.00, Expires 1/17/20	11	1,100		11,968
	S&P 500 Index, January Strike Price $2,950.00, Expires 1/17/20	11	1,100		16,280
	STOXX Europe 600 Food & Beverage Index, December Strike Price 740.00 EUR, Expires 12/20/19	100	5,000		11,018
	Tallgrass Energy Partners LP, A, January Strike Price $17.00, Expires 1/17/20	229	22,900		18,320
	Tiffany & Co., January Strike Price $100.00, Expires 1/17/20	126	12,600		756

					119,469

	Puts – Over-the-Counter 0.0%†
	Currency Options 0.0%†
	EUR/SEK, Counterparty JPHQ, January Strike Price 10.45 SEK, Expires 1/14/20	1	3,000,000	EUR	11,618
	USD/CLP, Counterparty JPHQ, January Strike Price 725.00 CLP, Expires 1/20/20	1	700,000		5,008

					16,626

	Total Options Purchased (Cost $1,114,728)				616,083

	Total Investments before Short Term Investments (Cost $705,745,082)				832,404,020

		Country	Principal Amount*
	Short Term Investments 30.1%
	Corporate Bonds and Notes (Cost $196,346) 0.0%†
	Pharmaceuticals 0.0%†
f	Bristol-Myers Squibb Co., senior note, 144A, 2.875%, 8/15/20	United States	195,000		196,352

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Short Term Investments (continued)

p	Credit-Linked Notes 0.5%
f	Citigroup Global Markets Holdings Inc., senior note, 144A, [d] (Arab Republic of Egypt), zero cpn., 1/09/20	Egypt	17,430,185	EGP	$1,062,895
	[d] (Arab Republic of Egypt), zero cpn., 3/19/20	Egypt	16,767,729	EGP	993,644
	(The Federal Republic of Nigeria), zero cpn., 1/13/20	Nigeria	196,853,998	NGN	534,914
	[d] (Ukraine), 15.70%, 1/10/20	Ukraine	21,995,293	UAH	862,053
	[d] (Ukraine), 15.74%, 1/17/20	Ukraine	21,104,702	UAH	918,126
f	HSBC Bank PLC, senior note, (Arab Republic of Egypt), zero cpn., 144A 5/07/20	Egypt	16,550,000	EGP	968,360
	JPMorgan Chase Bank NA, senior note, (The Federal Republic of Nigeria), zero cpn., 1/13/20	Nigeria	138,000,000	NGN	375,114
	[f] (Egypt Treasury Bill), 144A, zero cpn., 7/09/20	Egypt	8,316,000	EGP	473,790

	Total Credit-Linked Notes (Cost $6,084,917)				6,188,896

			Shares
	Money Market Funds 23.9%
s,t	Dreyfus Government Cash Management, Institutional, 1.56%	United States	18,455,114		18,455,114
s	Fidelity Investments Money Market Government Portfolio, Institutional, 1.53%	United States	287,809,659		287,809,659

	Total Money Market Funds (Cost $306,264,773)				306,264,773

			Principal Amount*
	Repurchase Agreements (Cost $18,057,281) 1.4%
u	Joint Repurchase Agreement, 1.618%, 12/02/19 (Maturity Value $18,059,716)	United States	18,057,281		18,057,281

BNP Paribas Securities Corp. (Maturity Value $11,673,800)

Deutsche Bank Securities Inc. (Maturity Value $3,050,467)

HSBC Securities (USA) Inc. (Maturity Value $3,335,449)
Collateralized by U.S. Government Agency Securities,
4.50%, 1/20/49; [v] U.S. Treasury Bills, 5/14/20 – 8/13/20;
U.S. Treasury Bonds, 7.875%–8.75%, 5/15/20–2/15/21; and
U.S. Treasury Notes, 1.625%–2.875%, 6/30/20–11/15/21
(valued at $18,415,849)

			Shares

w	Investments from Cash Collateral Received for Loaned Securities 0.4%
	Money Market Funds 0.3%
s,x	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	United States	3,404,000		3,404,000

			Principal Amount*

	Repurchase Agreements 0.1%
u	Joint Repurchase Agreement, 1.63%, 12/02/19 (Maturity Value $1,186,681)	United States	1,186,520		1,186,520

	J.P. Morgan Securities LLC Collateralized by a U.S. Government Agency Obligation, 2.13%, 6/30/21 (valued at $1,199,793)
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $4,590,520)				4,590,520

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	U.S. Government and Agency Securities 1.6%
	[v] U.S. Treasury Bill,
	[a] 12/05/19	United States	14,395,000	$14,393,335
	2/20/20–10/08/20	United States	5,905,000	5,858,402

	Total U.S. Government and Agency Securities (Cost $20,245,176)			20,251,737

	Total Investments (Cost $1,061,184,095) 92.8%			1,187,953,579
	Options Written (0.0)%†			(512,165)
	Securities Sold Short (14.3)%			(183,639,252)
	Other Assets, less Liabilities 21.5%			277,724,495

	Net Assets 100.0%			$1,281,526,657

		Number of Contracts	Notional Amount#
y	Options Written (0.0)%†
	Calls – Exchange-Traded (0.0)%†
	AbbVie Inc., December Strike Price $80.00, Expires 12/20/19	1	100	(777)
	Altria Group Inc., December Strike Price $47.50, Expires 12/20/19	1	100	(258)
	Altria Group Inc., December Strike Price $50.00, Expires 12/20/19	1	100	(85)
	AmerisourceBergen Corp., December Strike Price $90.00, Expires 12/20/19	1	100	(138)
	Best Buy Co. Inc., December Strike Price $77.50, Expires 12/20/19	1	100	(445)
	Carbonite Inc., December Strike Price $22.50, Expires 12/20/19	792	79,200	(39,600)
	Cisco Systems Inc., December Strike Price $50.00, Expires 12/20/19	1	100	(3)
	Comcast Corp., December Strike Price $47.50, Expires 12/20/19	1	100	(2)
	DJ EURO STOXX 50 Index, December Strike Price 3,750.00 EUR, Expires 12/20/19	55	550	(10,605)
	DJ EURO STOXX Banks, December Strike Price 125.00 EUR, Expires 12/20/19	937	46,850	(2,581)
	Eaton Corp. PLC, December Strike Price $87.50, Expires 12/20/19	1	100	(475)
	Enterprise Products Partners LP, December Strike Price $28.00, Expires 12/20/19	4	400	(20)
	FirstEnergy Corp., December Strike Price $50.00, Expires 12/20/19	1	100	(1)
	Fitbit Inc., A, January Strike Price $6.00, Expires 1/17/20	1,513	151,300	(155,839)
	Garmin Ltd., December Strike Price $90.00, Expires 12/20/19	1	100	(844)
	Hewlett Packard Enterprise Co., December Strike Price $17.00, Expires 12/20/19	3	300	(18)
	Iron Mountain Inc., December Strike Price $35.00, Expires 12/20/19	3	300	(3)
	Leidos Holdings Inc., December Strike Price $85.00, Expires 12/20/19	1	100	(600)
	Merck & Co. Inc., December Strike Price $87.50, Expires 12/20/19	1	100	(109)
	MetLife Inc., December Strike Price $50.00, Expires 12/20/19	1	100	(86)
	Oracle Corp., December Strike Price $57.50, Expires 12/20/19	1	100	(85)
	Plains GP Holdings LP, December Strike Price $21.00, Expires 12/20/19	2	200	(10)
	Spark Therapeutics Inc., December Strike Price $110.00, Expires 12/20/19	176	17,600	(59,840)
	Starbucks Corp., December Strike Price $90.00, Expires 12/20/19	1	100	(18)
	STOXX Europe 600 Food & Beverage Index, December Strike Price 740.00 EUR, Expires 12/20/19	100	5,000	(166,922)
	Synchrony Financial, December Strike Price $37.00, Expires 12/20/19	2	200	(194)
	thyssenkrupp AG, December Strike Price 16.00 EUR, Expires 12/20/19	657	65,700	(724)
	Tiffany & Co., December Strike Price $135.00, Expires 12/20/19	126	12,600	(1,260)
	Tiffany & Co., January Strike Price $135.00, Expires 1/17/20	56	5,600	(1,120)

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
y	Options Written (continued)
	Calls – Exchange-Traded (continued)
	Verizon Communications Inc., December Strike Price $62.50, Expires 12/20/19	1	100		$(9)

					(442,671)

	Calls – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	EUR/GBP, Counterparty JPHQ, December Strike Price 0.88 GBP, Expires 12/17/19	1	1,000,000	EUR	(2,927)
	EUR/SEK, Counterparty JPHQ, January Strike Price 11.25 SEK, Expires 1/14/20	1	750,000	EUR	(57)
	EUR/USD, Counterparty JPHQ, January Strike Price $1.14, Expires 1/13/20	1	4,000,000	EUR	(1,185)
	GBP/USD, Counterparty JPHQ, December Strike Price $1.32, Expires 12/17/19	1	1,000,000	GBP	(5,546)
	USD/CLP, Counterparty JPHQ, January Strike Price 850.00 CLP, Expires 1/20/20	1	175,000		(3,454)
	USD/HKD, Counterparty JPHQ, January Strike Price 7.85 HKD, Expires 1/20/20	1	1,000,000		(876)
	USD/ZAR, Counterparty JPHQ, May Strike Price 16.50 ZAR, Expires 5/15/20	1	500,000		(5,585)

					(19,630)

	Puts – Exchange-Traded (0.0)%†
	Allergan PLC, January Strike Price $125.00, Expires 1/17/20	162	16,200		(1,944)
	Cardtronics PLC, A, January Strike Price $35.00, Expires 1/17/20	20	2,000		(1,500)
	CBS Corp., March Strike Price $32.50, Expires 3/20/20	132	13,200		(5,346)
	DJ EURO STOXX 50 Index, January Strike Price 3,300.00 EUR, Expires 1/17/20	43	430		(2,653)
	DJ EURO STOXX Banks, December Strike Price 65.00 EUR, Expires 12/20/19	80	4,000		(220)
	DJ EURO STOXX Banks, December Strike Price 70.00 EUR, Expires 12/20/19	40	2,000		(110)
	S&P 500 Index, January Strike Price $2,700.00, Expires 1/17/20	11	1,100		(3,542)
	S&P 500 Index, January Strike Price $2,750.00, Expires 1/17/20	11	1,100		(4,697)

					(20,012)

	Puts – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	EUR/GBP, Counterparty JPHQ, December Strike Price 0.84 GBP, Expires 12/17/19	1	1,000,000	EUR	(5,971)
	EUR/JPY, Counterparty JPHQ, February Strike Price 116.00 JPY, Expires 2/19/20	1	2,500,000	EUR	(5,272)
	GBP/USD, Counterparty JPHQ, December Strike Price $1.26, Expires 12/17/19	1	1,000,000	GBP	(4,535)
	GBP/USD, Counterparty JPHQ, February Strike Price $1.26, Expires 2/20/20	1	800,000	GBP	(8,438)
	USD/CLP, Counterparty JPHQ, January Strike Price 660.00 CLP, Expires 1/20/20	1	700,000		(546)
	USD/ZAR, Counterparty JPHQ, May Strike Price 14.00 ZAR, Expires 5/15/20	1	500,000		(5,090)

					(29,852)

	Total Options Written (Premiums Received $617,001)				(512,165)

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
z	Securities Sold Short (14.3)%
	Common Stocks (6.2)%
	Aerospace & Defense (0.3)%
	The Boeing Co.	United States	4,886	$(1,789,155)
	Raytheon Co.	United States	8,354	(1,816,327)
	Spirit AeroSystems Holdings Inc., A	United States	5,329	(463,570)

				(4,069,052)

	Air Freight & Logistics (0.3)%
	Air Transport Services Group Inc.	United States	25,828	(635,627)
	Atlas Air Worldwide Holdings Inc.	United States	8,173	(213,234)
	C.H. Robinson Worldwide Inc.	United States	18,432	(1,416,499)
	FedEx Corp.	United States	2,948	(471,827)
	XPO Logistics Inc.	United States	10,337	(854,767)

				(3,591,954)

	Airlines (0.1)%
	Spirit Airlines Inc.	United States	15,812	(617,775)

	Automobiles (0.0)%†
	Winnebago Industries Inc.	United States	9,855	(468,408)

	Banks (0.1)%
	BB&T Corp.	United States	25,030	(1,369,642)
	Hope Bancorp Inc.	United States	7,001	(101,584)

				(1,471,226)

	Biotechnology (0.7)%
	AbbVie Inc.	United States	27,135	(2,380,554)
	Cytokinetics Inc.	United States	28,719	(277,713)
	Halozyme Therapeutics Inc.	United States	18,770	(363,950)
	Insmed Inc.	United States	19,183	(442,168)
	Intercept Pharmaceuticals Inc.	United States	11,194	(1,213,094)
	Ionis Pharmaceuticals Inc.	United States	3,745	(239,530)
	Ironwood Pharmaceuticals Inc., A	United States	112,412	(1,351,192)
	Karyopharm Therapeutics Inc.	United States	18,284	(320,336)
	Ligand Pharmaceuticals Inc.	United States	1,870	(211,310)
	Neurocrine Biosciences Inc.	United States	11,789	(1,374,715)
	PDL BioPharma Inc.	United States	143,131	(443,706)

				(8,618,268)

	Building Products (0.0)%†
	Patrick Industries Inc.	United States	6,095	(301,824)

	Chemicals (0.1)%
	Air Products & Chemicals Inc.	United States	5,132	(1,212,846)
	Dow Inc.	United States	8,760	(467,521)

				(1,680,367)

	Commercial Services & Supplies (0.1)%
	Team Inc.	United States	38,125	(616,481)

	Communications Equipment (0.1)%
	Acacia Communications Inc.	United States	9,249	(616,353)

	Consumer Finance (0.1)%
	Encore Capital Group Inc.	United States	26,261	(957,739)
	EZCORP Inc., A	United States	21,164	(108,360)
	PRA Group Inc.	United States	19,532	(715,652)

				(1,781,751)

	Diversified Consumer Services (0.0)%†
	Chegg Inc.	United States	5,753	(223,044)

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
z	Securities Sold Short (continued)
	Common Stocks (continued)
	Diversified Financial Services (0.0)%†
	Element Fleet Management Corp.	Canada	40,382	$(348,398)

	Electronic Equipment, Instruments & Components (0.3)%
	II-VI Inc.	United States	13,639	(398,122)
	Knowles Corp.	United States	49,085	(1,074,961)
	OSI Systems Inc.	United States	5,079	(505,310)
	TTM Technologies Inc.	United States	92,093	(1,234,967)
	Vishay Intertechnology Inc.	United States	21,077	(419,222)

				(3,632,582)

	Entertainment (0.1)%
	Live Nation Entertainment Inc.	United States	17,678	(1,234,101)
	Sea Ltd., ADR	Taiwan	7,884	(292,024)
	Zynga Inc., A	United States	48,910	(304,709)

				(1,830,834)

	Equity Real Estate Investment Trusts (REITs) (0.1)%
	Innovative Industrial Properties Inc., A	United States	15,702	(1,215,492)

	Food & Staples Retailing (0.0)%†
	The Chefs’ Warehouse Inc.	United States	8,176	(290,739)

	Food Products (0.1)%
	Campbell Soup Co.	United States	8,159	(379,965)
	The Hershey Co.	United States	385	(57,042)
	Mondelez International Inc., A	United States	8,225	(432,141)

				(869,148)

	Health Care Equipment & Supplies (0.2)%
	DexCom Inc.	United States	6,016	(1,367,497)
	Wright Medical Group NV	United States	50,775	(1,511,572)

				(2,879,069)

	Health Care Providers & Services (0.4)%
	Centene Corp.	United States	93,597	(5,659,811)

	Health Care Technology (0.0)%†
	Allscripts Healthcare Solutions Inc.	United States	11,037	(118,979)
	Evolent Health Inc., A	United States	3,055	(22,026)
	Tabula Rasa HealthCare Inc.	United States	8,344	(372,226)

				(513,231)

	Hotels, Restaurants & Leisure (0.1)%
	Eldorado Resorts Inc.	United States	18,205	(974,149)
	Marriott Vacations Worldwide Corp.	United States	3,834	(470,969)
	Starbucks Corp.	United States	4,804	(410,406)

				(1,855,524)

	Household Durables (0.1)%
	PulteGroup Inc.	United States	15,095	(598,517)
	Toll Brothers Inc.	United States	18,086	(726,514)

				(1,325,031)

	Household Products (0.0)%†
	The Procter & Gamble Co.	United States	3,560	(434,534)

	Independent Power & Renewable Electricity Producers (0.0)%†
	NRG Energy Inc.	United States	4,569	(181,526)

	Interactive Media & Services (0.1)%
	Zillow Group Inc., C	United States	29,545	(1,156,687)

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
z	Securities Sold Short (continued)
	Common Stocks (continued)
	Internet & Direct Marketing Retail (0.1)%
	Pinduoduo Inc., ADR	China	1,656	$(59,533)
	Wayfair Inc., A	United States	7,387	(627,304)

				(686,837)

	IT Services (0.3)%
	Cardtronics PLC, A	United States	13,044	(550,718)
	CSG Systems International Inc.	United States	13,629	(779,443)
	KBR Inc.	United States	34,652	(1,031,590)
	Okta Inc., A	United States	4,435	(575,574)
	Perficient Inc.	United States	12,004	(507,529)

				(3,444,854)

	Machinery (0.2)%
	Kennametal Inc.	United States	31,611	(1,101,011)
	Stadler Rail AG	Switzerland	14,687	(718,668)
	Terex Corp.	United States	18,734	(525,863)

				(2,345,542)

	Marine (0.0)%†
	A.P. Moeller-Maersk AS, B	Denmark	331	(462,618)

	Media (0.1)%
	Liberty Latin America Ltd., C	Chile	29,122	(522,449)
	Sirius XM Holdings, Inc.	United States	67,901	(473,949)

				(996,398)

	Metals & Mining (0.1)%
	First Majestic Silver Corp.	Canada	100,549	(1,081,907)
	Kaiser Aluminum Corp.	United States	1,363	(149,358)

				(1,231,265)

	Mortgage Real Estate Investment Trusts (REITs) (0.1)%
	Arbor Realty Trust Inc.	United States	10,495	(159,104)
	PennyMac Mortgage Investment Trust	United States	8,508	(196,450)
	Redwood Trust Inc.	United States	22,242	(359,875)

				(715,429)

	Oil, Gas & Consumable Fuels (0.1)%
	Callon Petroleum Co.	United States	40,071	(146,259)
	Diamondback Energy Inc.	United States	2,829	(218,795)
	SFL Corp Ltd.	Norway	43,013	(609,064)

				(974,118)

	Personal Products (0.0)%†
	Herbalife Nutrition Ltd.	United States	12,127	(553,112)

	Pharmaceuticals (0.2)%
	Aerie Pharmaceuticals Inc.	United States	34,627	(657,567)
	Aphria Inc.	Canada	37,589	(178,172)
	Aurora Cannabis Inc.	Canada	59,287	(148,217)
	Canopy Growth Corp.	Canada	11,346	(209,358)
	Horizon Therapeutics PLC	United States	28,531	(935,246)
	Innoviva Inc.	United States	31,502	(424,647)
	Pacira Biosciences Inc.	United States	7,657	(353,907)

				(2,907,114)

	Real Estate Management & Development (0.1)%
	Redfin Corp.	United States	30,764	(593,130)

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
z	Securities Sold Short (continued)
	Common Stocks (continued)
	Road & Rail (0.2)%
	Avis Budget Group Inc.	United States	45,277	$(1,346,991)
	Ryder System Inc.	United States	3,386	(177,731)
	Saia Inc.	United States	4,629	(439,292)

				(1,964,014)

	Semiconductors & Semiconductor Equipment (0.4)%
	Cree Inc.	United States	6,623	(292,803)
	Enphase Energy Inc.	United States	19,824	(433,551)
	Inphi Corp.	United States	20,136	(1,402,069)
	Microchip Technology Inc.	United States	17,368	(1,641,971)
	Silicon Laboratories Inc.	United States	2,819	(298,616)
	Synaptics Inc.	United States	6,542	(373,941)

				(4,442,951)

	Software (0.6)%
	8x8 Inc.	United States	28,869	(592,392)
	Altair Engineering Inc., A	United States	16,478	(546,575)
	Benefitfocus Inc.	United States	4,857	(116,471)
	Blackline Inc.	United States	2,478	(133,366)
	Coupa Software Inc.	United States	6,950	(1,066,756)
	J2 Global Inc.	United States	468	(45,405)
	LivePerson Inc.	United States	7,052	(279,894)
	Nuance Communications Inc.	United States	48,174	(863,760)
	Nutanix Inc., A	United States	22,518	(841,047)
	Palo Alto Networks Inc.	United States	756	(171,778)
	Pluralsight Inc., A	United States	14,498	(246,321)
	PROS Holdings Inc.	United States	4,388	(273,329)
	Rapid7 Inc.	United States	18,104	(1,015,091)
	SailPoint Technologies Holding Inc.	United States	25,482	(637,815)
	Splunk Inc.	United States	2,532	(377,825)
	Verint Systems Inc.	United States	615	(29,895)

				(7,237,720)

	Specialty Retail (0.1)%
	RH	United States	5,264	(1,082,226)

	Technology Hardware, Storage & Peripherals (0.1)%
	Apple Inc.	United States	2,949	(788,120)
	Pure Storage Inc., A	United States	17,160	(275,761)

				(1,063,881)

	Tobacco (0.0)%†
	Turning Point Brands Inc.	United States	12,398	(342,309)

	Trading Companies & Distributors (0.1)%
	Fastenal Co.	United States	5,977	(212,303)
	GATX Corp.	United States	7,490	(605,417)
	Kaman Corp.	United States	3,172	(201,739)
	WESCO International Inc.	United States	8,615	(453,321)

				(1,472,780)

	Transportation Infrastructure (0.0)%†
	Westshore Terminals Investment Corp.	Canada	20,034	(326,082)

	Water Utilities (0.0)%†
	American Water Works Co. Inc.	United States	1,918	(232,136)

	Total Common Stocks (Proceeds $76,998,530)			(79,323,625)

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
z	Securities Sold Short (continued)
	Exchange Traded Funds (8.1)%
	Consumer Discretionary Select Sector SPDR Fund	United States	4,913	$(601,597)
	ETFMG Prime Cyber Security ETF	United States	50,673	(2,146,508)
	Health Care Select Sector SPDR Fund	United States	24,614	(2,448,847)
	Invesco QQQ Series 1 ETF	United States	16,984	(3,483,418)
	iShares Core S&P Small-Cap ETF	United States	28,686	(2,346,802)
	iShares NASDAQ Biotechnology ETF	United States	15,618	(1,868,694)
	iShares North American Tech ETF	United States	23,347	(5,482,109)
	iShares North American Tech-Multimedia Networking ETF	United States	66,626	(3,642,443)
	iShares North American Tech-Software ETF	United States	13,719	(3,182,739)
	iShares PHLX Semiconductor ETF	United States	25,654	(5,989,439)
	iShares Russell 2000 Growth ETF	United States	14,765	(3,100,207)
	iShares Russell Mid-Cap Growth ETF	United States	7,909	(1,194,655)
	iShares S&P Small-Cap 600 Growth ETF	United States	6,732	(1,266,626)
	iShares U.S. Technology ETF	United States	12,072	(2,700,265)
	SPDR S&P 500 ETF Trust	United States	191,054	(60,050,183)
	SPDR S&P MidCap 400 ETF Trust	United States	3,958	(1,451,161)
	SPDR S&P Oil & Gas Exploration & Production ETF	United States	5,050	(102,818)
	Vanguard Small-Cap Growth ETF	United States	16,601	(3,257,116)

	Total Exchange Traded Funds (Proceeds $98,322,107)			(104,315,627)

	Total Securities Sold Short (Proceeds $175,320,637)			$(183,639,252)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2019, the aggregate value of these securities and/or cash pledged amounted to $214,363,087, representing 16.7% of net assets.

bA portion or all of the security is held in connection with written option contracts open at period end.

cNon-income producing.

dFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

eA portion or all of the security is on loan at November 30, 2019. See Note 1(j).

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At November 30, 2019, the aggregate value of these securities was $154,657,852, representing 12.1% of net assets.

gContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

hThe coupon rate shown represents the rate at period end.

iSee Note 1(g) regarding loan participation notes.

jSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2019, the aggregate value of these securities was $7,901,774, representing 0.6% of net assets.

kIncome may be received in additional securities and/or cash.

lPerpetual security with no stated maturity date.

mA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

nSee Note 7 regarding defaulted securities.

oSee Note 1(l) regarding senior floating rate interests.

pSee Note 1(h) regarding credit-linked notes.

qThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

rAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

sThe rate shown is the annualized seven-day effective yield at period end.

tA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

uSee Note 1(c) regarding joint repurchase agreement.

vThe security was issued on a discount basis with no stated coupon rate.

wSee Note 1(j) regarding securities on loan.

xSee Note 3(f) regarding investments in affiliated management investment companies.

ySee Note 1(e) regarding written options.

zSee Note 1(i) regarding securities sold short.

aaSee Note 8 regarding restricted securities.

At November 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	54	$2,403,000	12/16/19	$(57,550)
Aluminum	Short	54	2,403,000	12/16/19	(4,310)
Aluminum	Long	13	576,712	3/16/20	(2,950)
Aluminum	Short	46	2,040,675	3/16/20	50,020
Brent Crude Oil	Long	45	2,722,050	12/30/19	(37,958)
Cocoa	Long	10	243,268	3/16/20	(110)
Coffee	Short	5	223,219	3/19/20	(13,139)
Copper	Long	33	4,828,931	12/16/19	6,853
Copper	Short	33	4,828,931	12/16/19	(107,446)
Copper	Long	10	1,466,813	3/16/20	(7,929)
Copper	Short	20	2,933,625	3/16/20	25,915
Corn	Short	22	419,375	3/13/20	(4,021)
Hard Red Winter Wheat	Short	43	961,050	3/13/20	(46,902)
Low Sulphur Gas Oil	Short	3	171,525	1/10/20	(1,355)
Natural Gas	Short	14	319,340	12/27/19	34,388
Silver	Long	50	4,276,500	3/27/20	(33,266)
Soybean Meal	Short	10	297,100	3/13/20	1,413
Zinc	Long	33	1,894,200	12/16/19	(179,702)
Zinc	Short	33	1,894,200	12/16/19	(42,118)
Zinc	Short	23	1,303,813	3/16/20	145,226

					(274,941)

Equity Contracts
CAC 40 10 Euro Index[a]	Long	101	6,564,483	12/20/19	(5,493)
CME E-Mini Russell 2000 Index[a]	Long	1	81,190	12/20/19	23
CME E-Mini Russell 2000 Index	Short	138	11,204,220	12/20/19	(279,442)
DAX Index[a]	Long	58	21,162,642	12/20/19	1,379,934
DJ EURO STOXX 50 Index[a]	Long	304	12,399,687	12/20/19	635,709
DJ EURO STOXX 50 Index	Short	456	18,599,531	12/20/19	(1,005,664)
FTSE 100 Index[a]	Long	164	15,621,168	12/20/19	220,665
FTSE 100 Index	Short	85	8,096,337	12/20/19	(89,904)
FTSE/JSE Top 40 Index	Long	5	168,117	12/19/19	(4,883)
FTSE/MIB Index	Short	4	512,841	12/20/19	(32,509)
Hang Seng Index[a]	Long	48	8,073,274	12/30/19	(211,581)
JPX-Nikkei 400 Index	Long	49	678,889	12/12/19	53,779
MSCI Emerging Market Index	Long	219	11,366,100	12/20/19	103,669
MSCI Singapore Index	Long	64	1,723,545	12/30/19	(8,324)
MSCI Taiwan Index	Long	12	522,000	12/30/19	(4,881)
NASDAQ 100 E-Mini Index[a]	Long	33	5,555,550	12/20/19	283,330
NASDAQ 100 E-Mini Index	Short	206	34,680,100	12/20/19	(2,177,964)
Nikkei 225 Index[a]	Long	34	6,598,748	12/12/19	412,802
S&P 500 E-Mini Index[a]	Long	127	19,962,495	12/20/19	628,419
S&P 500 E-Mini Index	Short	1,131	177,776,235	12/20/19	(7,914,319)
STOXX 600 Banks Index	Long	1,929	14,633,119	12/20/19	627,325
STOXX 600 Banks Index	Short	129	978,576	12/20/19	(55,720)
STOXX Europe 600 Index	Short	13	291,838	12/20/19	(14,786)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
TOPIX Index[a]	Long	81	$12,562,328	12/12/19	$391,088
TOPIX Index	Short	55	8,529,976	12/12/19	(798,458)

					(7,867,185)

Interest Rate Contracts
3 Month EURIBOR[a]	Long	317	87,675,240	12/14/20	(34,261)
90 Day Eurodollar[a]	Long	634	156,074,950	12/14/20	66,725
90 Day Sterling[a]	Long	475	76,251,746	12/16/20	4,992
Australian 10 Yr. Bond[a]	Long	65	6,467,780	12/16/19	90,221
Australian 10 Yr. Bond	Short	63	6,268,771	12/16/19	(20,318)
Canadian 10 Yr. Bond[a]	Long	6	632,703	3/20/20	307
Canadian 10 Yr. Bond	Short	97	10,228,706	3/20/20	(3,753)
Euro-BOBL	Short	45	6,659,689	12/06/19	53,142
Euro-BTP	Long	136	21,471,161	3/06/20	(6,979)
Euro-Bund	Long	27	5,089,069	12/06/19	26,221
Euro-Bund	Short	44	8,293,298	12/06/19	251,796
Euro-Bund	Short	22	4,195,128	3/06/20	6,530
Euro-SCHATZ	Short	140	17,273,058	12/06/19	108,726
Euro-SCHATZ	Short	124	15,298,311	3/06/20	1,176
Long Gilt	Short	77	13,220,713	3/27/20	3,115
U.S. Treasury 5 Yr. Note	Short	333	39,616,594	3/31/20	30,217
U.S. Treasury 10 Yr. Note	Long	193	24,966,359	3/20/20	(40,248)
U.S. Treasury 10 Yr. Note	Short	21	2,716,547	3/20/20	4,765
U.S. Treasury Long Bond[a]	Long	163	25,911,906	3/20/20	(26,435)
U.S. Treasury Long Bond	Short	19	3,020,406	3/20/20	8,786
U.S. Treasury Ultra Bond	Long	19	3,566,656	3/20/20	3,995
U.S. Treasury Ultra Bond	Short	12	2,252,625	3/20/20	(719)

					528,001

Total Futures Contracts					$(7,614,125)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

At November 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	21,968,258	$5,342,534	12/03/19	$—	$(154,464)
Brazilian Real	JPHQ	Sell	21,968,258	5,191,006	12/03/19	6,374	(3,438)
Canadian Dollar	MSCO	Buy	12,885,071	9,676,743	12/09/19	25,335	(604)
Canadian Dollar	UBSW	Buy	222,962	169,634	12/09/19	—	(1,761)
British Pound	BNYM	Sell	3,044,401	3,908,694	12/13/19	—	(31,061)
Euro	BNYM	Buy	1,258,377	1,388,166	12/13/19	—	(180)
Euro	BNYM	Sell	22,477,895	24,768,730	12/13/19	—	(24,326)
Hong Kong Dollar	BNYM	Sell	19,547,118	2,493,339	12/13/19	—	(3,247)
Swiss Franc	BNYM	Sell	3,652,663	3,696,742	12/13/19	38,481	—
British Pound	MSCO	Buy	74,000	95,977	12/16/19	—	(200)
British Pound	MSCO	Sell	525,000	642,371	12/16/19	—	(37,128)
Chilean Peso	JPHQ	Buy	147,189,700	185,000	12/16/19	—	(1,683)
Malaysian Ringgit	UBSW	Buy	3,445,000	818,776	12/16/19	5,883	—
British Pound	BNYM	Sell	866,536	1,114,296	12/18/19	—	(7,356)
Chilean Peso	JPHQ	Buy	1,650,756,836	2,238,435	12/18/19	—	(182,235)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chilean Peso	JPHQ	Sell	1,347,748,968	$1,779,988	12/18/19	$101,219	$—
Chinese Yuan	JPHQ	Buy	14,763,731	2,086,599	12/18/19	12,216	—
Colombian Peso	JPHQ	Buy	3,143,595,000	910,000	12/18/19	—	(17,181)
Euro	BNYM	Sell	4,348,487	4,822,258	12/18/19	24,534	(656)
Euro	BOFA	Sell	982,467	1,089,754	12/18/19	6,655	(1,014)
Euro	BZWS	Sell	9,380,668	10,425,032	12/18/19	74,657	(814)
Euro	JPHQ	Buy	1,156,048	1,278,847	12/18/19	849	(4,045)
Euro	JPHQ	Sell	2,061,029	2,286,444	12/18/19	12,182	—
Euro	MSCO	Sell	2,002,024	2,208,152	12/18/19	6,338	(7,339)
Euro	UBSW	Sell	6,533	7,229	12/18/19	20	—
Indonesian Rupiah	JPHQ	Buy	12,955,016,497	909,858	12/18/19	6,994	—
Indonesian Rupiah	JPHQ	Sell	60,863,352,374	4,274,562	12/18/19	—	(32,859)
Mexican Peso	JPHQ	Buy	17,592,361	900,763	12/18/19	—	(4,141)
Polish Zloty	JPHQ	Buy	5,307,710	1,369,703	12/18/19	16	(14,207)
Polish Zloty	JPHQ	Sell	8,372,410	2,137,406	12/18/19	—	(787)
Russian Ruble	JPHQ	Buy	210,592,313	3,271,831	12/18/19	2,881	(9,753)
Russian Ruble	JPHQ	Sell	563,242,087	8,498,717	12/18/19	—	(233,615)
South African Rand	JPHQ	Buy	12,914,260	872,532	12/18/19	6,627	—
South African Rand	JPHQ	Sell	68,865,450	4,601,174	12/18/19	—	(86,951)
Swiss Franc	BNYM	Buy	633,403	638,782	12/18/19	—	(4,096)
Swiss Franc	BNYM	Sell	1,130,057	1,143,922	12/18/19	11,576	—
Turkish Lira	JPHQ	Buy	4,914,244	828,290	12/18/19	22,259	—
Canadian Dollar	BNYM	Sell	3,556,000	2,694,559	12/19/19	16,840	—
Indian Rupee	JPHQ	Sell	92,845,062	1,272,085	12/19/19	—	(19,898)
Swiss Franc	BOFA	Sell	8,228,843	8,346,067	12/19/19	99,739	—
Swiss Franc	BZWS	Sell	303,253	306,672	12/19/19	2,775	—
Swiss Franc	GSCO	Sell	601,837	610,730	12/19/19	7,614	—
Swiss Franc	MSCO	Sell	1,527,510	1,544,539	12/19/19	13,784	—
Australian Dollar	JPHQ	Buy	679,932	460,527	12/20/19	—	(349)
Australian Dollar	JPHQ	Sell	2,321,078	1,582,745	12/20/19	11,837	—
Australian Dollar[b]	MSCO	Buy	3,163,000	2,151,150	12/20/19	1,620	(12,048)
Australian Dollar[b]	MSCO	Sell	26,027,000	17,851,177	12/20/19	236,318	(233)
British Pound	BZWS	Buy	73,000	94,161	12/20/19	351	(11)
British Pound	BZWS	Sell	1,711,000	2,206,704	12/20/19	10	(8,251)
British Pound	DBAB	Buy	76,000	94,412	12/20/19	3,973	—
British Pound	DBAB	Sell	256,000	322,689	12/20/19	—	(8,711)
British Pound	JPHQ	Buy	2,539,731	3,273,906	12/20/19	13,858	—
British Pound[b]	MSCO	Buy	12,547,000	16,018,872	12/20/19	230,645	(7,019)
British Pound[b]	MSCO	Sell	16,715,000	20,942,040	12/20/19	5,246	(701,316)
Canadian Dollar	BZWS	Buy	5,239,000	3,981,253	12/20/19	—	(36,164)
Canadian Dollar	BZWS	Sell	19,000	14,301	12/20/19	—	(6)
Canadian Dollar	DBAB	Buy	1,811,000	1,369,030	12/20/19	—	(5,305)
Canadian Dollar	DBAB	Sell	14,302,000	10,817,045	12/20/19	47,304	—
Canadian Dollar	JPHQ	Sell	4,621,698	3,480,935	12/20/19	688	—
Canadian Dollar[b]	MSCO	Buy	13,153,000	9,995,127	12/20/19	—	(90,610)
Canadian Dollar[b]	MSCO	Sell	18,032,000	13,559,507	12/20/19	5,944	(24,956)
Euro	BZWS	Buy	1,555,000	1,721,132	12/20/19	301	(5,267)
Euro	BZWS	Sell	1,334,000	1,473,424	12/20/19	1,596	(434)
Euro	DBAB	Buy	4,790,000	5,345,988	12/20/19	1,595	(61,126)
Euro	DBAB	Sell	5,853,000	6,511,419	12/20/19	52,624	(835)
Euro	JPHQ	Sell	3,410,454	3,776,564	12/20/19	12,635	—
Euro[b]	MSCO	Buy	9,433,000	10,470,414	12/20/19	2,821	(62,554)
Euro[b]	MSCO	Sell	28,191,000	31,230,939	12/20/19	131,857	(13,766)
Hungarian Forint	JPHQ	Buy	130,668,969	433,900	12/20/19	—	(2,960)
Japanese Yen	JPHQ	Sell	838,970,127	7,736,468	12/20/19	54,511	—
Japanese Yen[b]	MSCO	Buy	1,665,798,000	15,486,771	12/20/19	—	(234,037)
Japanese Yen[b]	MSCO	Sell	1,919,529,000	17,781,248	12/20/19	209,498	(4,251)

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	JPHQ	Buy	318,341,389	$16,290,843	12/20/19	$—	$(70,529)
Mexican Peso[b]	MSCO	Buy	46,367,000	2,346,379	12/20/19	21,144	(5,006)
Mexican Peso[b]	MSCO	Sell	39,690,000	2,030,317	12/20/19	8,567	(559)
New Israeli Shekel	JPHQ	Sell	1,590,045	458,649	12/20/19	542	—
New Zealand Dollar	JPHQ	Sell	4,342,188	2,789,075	12/20/19	513	(82)
New Zealand Dollar[b]	MSCO	Buy	7,121,000	4,552,520	12/20/19	24,955	(4,219)
New Zealand Dollar[b]	MSCO	Sell	3,667,000	2,341,760	12/20/19	1,982	(15,246)
Norwegian Krone	JPHQ	Buy	51,313,123	5,596,813	12/20/19	—	(30,239)
Swedish Krona	JPHQ	Buy	9,858,632	1,021,175	12/20/19	9,826	—
Swiss Franc	JPHQ	Sell	8,967,094	9,047,680	12/20/19	60,647	—
Swiss Franc[b]	MSCO	Buy	1,641,000	1,657,921	12/20/19	—	(13,272)
Swiss Franc[b]	MSCO	Sell	7,524,000	7,628,641	12/20/19	87,915	—
Thai Baht	JPHQ	Sell	13,900,275	460,489	12/20/19	271	—
Turkish Lira	JPHQ	Buy	6,872,641	1,195,923	12/20/19	—	(7,050)
Chilean Peso	JPHQ	Buy	262,011,575	362,791	12/23/19	—	(36,322)
Chilean Peso	JPHQ	Sell	262,011,575	368,467	12/23/19	41,998	—
Australian Dollar	MSCO	Buy	100,990	69,257	12/27/19	—	(893)
Australian Dollar	MSCO	Sell	211,818	144,143	12/27/19	755	—
Brazilian Real	JPHQ	Buy	3,458,364	822,948	12/27/19	992	(8,253)
Brazilian Real	JPHQ	Sell	3,458,364	821,855	12/27/19	6,168	—
British Pound	MSCO	Buy	118,787	153,003	12/27/19	822	—
British Pound	MSCO	Sell	246,621	317,751	12/27/19	—	(1,615)
Canadian Dollar	MSCO	Buy	449,763	343,286	12/27/19	—	(4,576)
Canadian Dollar	MSCO	Sell	1,173,610	885,958	12/27/19	2,128	—
Danish Krone	MSCO	Buy	10,415,624	1,551,810	12/27/19	297	(12,353)
Danish Krone	MSCO	Sell	42,491,225	6,339,692	12/27/19	58,323	(162)
Euro	MSCO	Buy	1,525,929	1,693,955	12/27/19	71	(8,955)
Euro	MSCO	Sell	4,852,554	5,403,015	12/27/19	44,534	(157)
Japanese Yen	MSCO	Sell	16,553,520	152,396	12/27/19	725	—
Swedish Krona	MSCO	Buy	6,231,755	644,870	12/27/19	7,175	—
Swedish Krona	MSCO	Sell	17,666,707	1,829,217	12/27/19	—	(19,297)
Swiss Franc	MSCO	Buy	1,063,167	1,078,908	12/27/19	—	(12,643)
Swiss Franc	MSCO	Sell	333,811	335,076	12/27/19	330	(38)
British Pound	BNYM	Sell	589,000	729,182	12/31/19	—	(33,685)
British Pound	MSCS	Buy	100,000	129,086	12/31/19	433	—
British Pound	MSCS	Sell	100,000	123,891	12/31/19	—	(5,628)
Canadian Dollar	BNYM	Buy	395,080	298,000	12/31/19	—	(459)
Canadian Dollar	BNYM	Sell	7,911,000	5,970,112	12/31/19	14,315	(2,104)
Euro	BNYM	Buy	1,550,000	1,700,699	12/31/19	11,495	—
Euro	BNYM	Sell	5,305,000	5,840,911	12/31/19	—	(19,211)
Colombian Peso	MSCS	Sell	780,000,000	224,383	1/02/20	3,052	—
Brazilian Real	JPHQ	Buy	10,984,129	2,586,388	1/03/20	3,464	—
Hungarian Forint	UBSW	Buy	125,270,000	417,559	1/15/20	—	(3,845)
Norwegian Krone	BOFA	Buy	7,175,000	787,142	1/15/20	—	(8,629)
Australian Dollar	BOFA	Sell	341,609	234,235	1/21/20	2,840	—
Australian Dollar	JPHQ	Buy	4,814,692	3,271,062	1/21/20	—	(9,740)
Australian Dollar	UBSW	Sell	599,600	411,264	1/21/20	5,113	—
Canadian Dollar	BOFA	Sell	145,000	109,769	1/21/20	561	—
Euro	BZWS	Sell	115,000	128,777	1/21/20	1,570	—
South Korean Won	JPHQ	Sell	453,204,615	389,290	1/21/20	5,076	—
Australian Dollar	HSBC	Buy	600,000	411,884	1/22/20	—	(5,453)
Thai Baht	UBSW	Sell	25,860,000	853,367	1/22/20	—	(3,446)
Japanese Yen	JPHQ	Buy	265,552,992	2,454,550	1/27/20	—	(17,133)
Euro	BZWS	Sell	760,702	851,185	1/28/20	9,355	—
Euro	MSCO	Sell	498,204	552,426	1/28/20	1,089	—
Euro	UBSW	Sell	9,778,799	10,954,537	1/28/20	132,884	(48)
Swiss Franc	BZWS	Sell	2,885,910	2,937,627	1/28/20	36,290	—

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc	MSCO	Sell	492,148	$502,314	1/28/20	$7,535	$—
Swiss Franc	UBSW	Sell	909,221	927,148	1/28/20	13,067	—
Brazilian Real	CITI	Buy	1,690,000	422,131	1/30/20	—	(24,115)
British Pound	DBAB	Buy	150,000	193,936	1/31/20	516	—
British Pound	DBAB	Sell	481,000	620,262	1/31/20	—	(3,281)
Canadian Dollar	JPHQ	Buy	9,000,000	6,850,149	1/31/20	—	(71,581)
Euro	DBAB	Sell	183,000	204,347	1/31/20	1,793	—
Euro	JPHQ	Sell	300,000	331,499	1/31/20	—	(557)
South African Rand	MSCS	Sell	17,835,000	1,205,516	1/31/20	—	(1,061)
Brazilian Real	JPHQ	Buy	6,080,545	1,440,000	2/03/20	3,768	(11,945)
Brazilian Real	JPHQ	Sell	7,710,259	1,978,215	2/03/20	163,619	(986)
Taiwan Dollar	JPHQ	Sell	61,540,395	1,997,287	2/04/20	—	(25,984)
Canadian Dollar	BOFA	Buy	8,201,353	6,241,540	2/05/20	—	(64,422)
Canadian Dollar	BZWS	Buy	192,588	146,692	2/05/20	—	(1,638)
British Pound	BOFA	Sell	7,492,079	9,648,157	2/18/20	—	(68,861)
British Pound	BZWS	Buy	463,255	601,490	2/18/20	—	(661)
British Pound	UBSW	Buy	628,068	813,896	2/18/20	690	—
Singapore Dollar	CITI	Sell	2,275,000	1,670,798	2/18/20	5,888	—
South Korean Won	JPHQ	Sell	4,258,651,367	3,660,161	2/18/20	47,513	—
Euro	BOFA	Sell	155,000	172,781	2/21/20	1,002	—
Euro	BZWS	Sell	5,995,043	6,683,556	2/25/20	37,924	—
Euro	UBSW	Sell	396,451	439,994	2/25/20	827	(308)
Taiwan Dollar	JPHQ	Sell	85,411,010	2,828,929	2/25/20	18,209	—
Swiss Franc	MSCO	Sell	5,296,171	5,342,918	2/28/20	7,371	—

Total Forward Exchange Contracts						$2,449,019	$(2,801,495)

Net unrealized appreciation (depreciation)							$(352,476)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

At November 30, 2019, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly	6/20/23	1,763,000	$(23,510)	$(441)	$(23,069)
Government of Mexico	(1.00)%	Quarterly	12/20/23	1,917,000	(23,532)	22,904	(46,436)
Government of South Africa	(1.00)%	Quarterly	6/20/22	1,047,000	5,575	53,152	(47,577)
Government of South Africa	(1.00)%	Quarterly	6/20/24	4,478,000	141,993	196,352	(54,359)
Government of South Korea	(1.00)%	Quarterly	6/20/24	1,910,026	(63,925)	(64,789)	864
Government of Turkey	(1.00)%	Quarterly	9/20/20	1,976,000	2,348	157,717	(155,369)
Government of Turkey	(1.00)%	Quarterly	6/20/24	141,000	11,948	14,153	(2,205)
Neiman Marcus Group LLC (The)	(5.00)%	Quarterly	6/20/24	718,000	535,322	556,178	(20,856)
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly	12/20/22	874,000	(8,098)	(17,002)	8,904	BB+
Government of Turkey	1.00%	Quarterly	12/20/22	826,000	(37,619)	(37,352)	(267)	B+

Total Centrally Cleared Swap Contracts					$540,502	$880,872	$(340,370)

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
Enel SpA	(1.00)%	Quarterly	BOFA	6/20/23	550,000	EUR	$(13,880)	$(225)	$ (13,655)
Enel SpA	(1.00)%	Quarterly	MSCS	12/20/23	330,000	EUR	(8,427)	1,785	(10,212)
Traded Index
CDX.EM.32	(1.00)%	Quarterly	MSCO	12/20/24	1,660,000		75,649	83,126	(7,477)
Contracts to Sell Protection[c,d]
Single Name
Altice Luxembourg S.A.	5.00%	Quarterly	GSCO	12/20/24	128,000		(16,755)	(14,240)	(2,515)	NR
Dish DBS Corp.	5.00%	Quarterly	GSCO	12/20/24	399,000		(24,818)	(19,278)	(5,540)	B-
Government of Italy	1.00%	Quarterly	JPHQ	6/20/24	218,000		2,240	2,176	64	BBBu
Groupe Casino	5.00%	Quarterly	BZWS	12/20/24	210,000		16,199	20,213	(4,014)	B
Hertz Corp. (The)	5.00%	Quarterly	BZWS	12/20/21	674,000		(65,288)	(57,088)	(8,200)	B+
Hertz Corp. (The)	5.00%	Quarterly	BZWS	12/20/24	719,000		(73,819)	(62,512)	(11,307)	B+
Intrum AB	5.00%	Quarterly	GSCO	12/20/24	183,000		(23,158)	(18,859)	(4,299)	BB+
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	BZWS	12/20/24	360,000		98,100	104,118	(6,018)	NR
Kimco Realty Corp.	1.00%	Quarterly	JPHQ	6/20/24	122,000		(884)	—	(884)	BBB+
Kohl’s Corp.	1.00%	Quarterly	GSCO	12/20/24	1,151,000		17,930	25,034	(7,104)	BBB
Lloyds Bank PLC	1.00%	Quarterly	JPHQ	12/20/24	540,000		(561)	2,375	(2,936)	BBB+
MBIA Inc.	1.00%	Quarterly	CITI	6/20/21	340,000		(27,817)	(24,146)	(3,671)	NR
MBIA Inc.	5.00%	Quarterly	CITI	12/20/24	216,000		(41,317)	(38,411)	(2,906)	NR
NRG Energy Inc.	5.00%	Quarterly	BZWS	6/20/24	288,000		(57,050)	(53,444)	(3,606)	BB
Simon Property Group LP	1.00%	Quarterly	BZWS	12/20/24	540,000		(16,007)	(14,608)	(1,399)	A
Staples Inc.	5.00%	Quarterly	GSCO	6/20/25	353,000		(5,179)	6,719	(11,898)	B+
Telecom Italia SpA	1.00%	Quarterly	GSCO	12/20/24	122,000		2,501	3,385	(884)	BB+
Transocean Inc.	5.00%	Quarterly	JPHQ	12/20/24	434,000		58,751	73,580	(14,829)	CCC+
Traded Index
CMBX.NA	2.00%	Quarterly	BZWS	11/18/54	2,100,000		(1,036)	8,865	(9,901)	Investment Grade
CMBX.NA	2.00%	Quarterly	BZWS	8/17/61	3,200,000		(41,802)	(22,064)	(19,738)	Investment Grade
CMBX.NA	2.00%	Quarterly	GSCO	11/18/54	1,100,000		(542)	4,643	(5,185)	Investment Grade
ITRX.EUR.32	1.00%	Quarterly	JPHQ	12/20/24	1,800,000	EUR	56,493	13,575	42,918	Investment Grade

Total OTC Swap Contracts							$(90,477)	$24,719	$(115,196)

Total Credit Default Swap Contracts							$450,025	$905,591	$(455,566)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 5.88% Pay Floating BZDIOVRA Index	Annually	1/02/23	12,922,100	BRL	$10,281
Receive Fixed 2.81% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	13,037,476	CNY	(9,487)
Receive Fixed 2.90% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	9,551,023	CNY	(1,520)
Receive Fixed 2.90% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	9,552,138	CNY	(1,681)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 0.86%	Semi-Annually	3/18/70	1,216,906	GBP	74,401

Total Interest Rate Swap Contracts					$71,994

At November 30, 2019, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Commodity Contracts – Short[a]
Bloomberg Commodity Index[b]	0.15%	Monthly	MSCI	9/10/20	2,156,393		$52,348

Equity Contracts – Long[c]
Allergan PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	5,555,263		668,545
Altran Technologies SA	1-Month LIBOR + 0.35%	Monthly	BZWS	8/16/20	2,689,238	EUR	18,964
Altran Technologies SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	1,177,889	EUR	(16,620)
Anglo American PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	1,362,590	GBP	73,998
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,033,575	EUR	107,746
Ashtead Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	616,706	GBP	49,180
Axel Springer SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	1,283,593	EUR	(1,617)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	893,736	GBP	(1,308)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,904,200	EUR	18,743
Bolsas y Mercados Espanoles SHMSF SA	1-Month LIBOR + 0.48%	Monthly	BZWS	12/21/20	641,105	EUR	(6,697)
Builders FirstSource Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	930,564		111,094
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	727,208	EUR	38,546
Caesars Entertainment Corp.	1-Month LIBOR + 0.35%	Monthly	BZWS	8/17/20	1,365,487		(4,330)
Caesars Entertainment Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,824,848		358,125
Carnival PLC	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	1,332,707		(194,691)
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/20	3,737,659	EUR	(16,996)
Cie Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/20	1,708,627	EUR	(28,078)
Cobham PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	877,181	GBP	(19,940)
Cobham PLC	1-Month LIBOR + 0.45%	Monthly	BZWS	10/18/20	5,610,304	GBP	(25,598)
CRH PLC	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/20	621,017	EUR	48,860
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	635,936	GBP	35,758
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	3,376,395	EUR	33,251
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	797,888	EUR	286,078
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	CITI	6/22/20	706,909		(27,161)
Entertainment One Ltd.	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	395,609	GBP	(2,507)
Eurofins Scientific SE	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,940,569	EUR	119,419
Faurecia SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	100,002	EUR	4,280
Faurecia SE	1-Month LIBOR + 0.35%	Monthly	BZWS	12/08/20	227,867	EUR	(2,885)
Fiat Chrysler Automobiles NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	694,138	EUR	(32,561)

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[c] (continued)
Fiat Chrysler Automobiles NV	1-Month LIBOR + 0.35%	Monthly	BZWS	12/08/20	1,564,916	EUR	$(24,556)
Fortescue Metals Group Ltd.	1-Month BBSW + 0.55%	Monthly	MSCS	1/29/21	2,076,478	AUD	62,899
GrandVision NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	2,645,513	EUR	11,923
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	2,156,125	EUR	58,836
Hess Corp.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	3,738,076		(331,819)
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	87,723	GBP	1,774
Hitachi High-Technologies Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	27,988,691	JPY	11,551
Huaneng Renewables Corp. Ltd.	1-Month HIBOR + 0.55%	Monthly	MSCS	11/24/21	992,961	HKD	99
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	2,472,701	EUR	587,313
Inmarsat PLC	1-Month LIBOR + 0.45%	Monthly	BZWS	12/07/20	6,041,517		(13,263)
Inmarsat PLC	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	945,094		304
Innogy SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	1,038,961	EUR	166,078
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,827,966	GBP	203,030
Just Eat PLC	1-Month LIBOR + 0.45%	Monthly	BZWS	11/24/20	1,467,283	GBP	1,867
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,626,354	EUR	89,884
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.55%	Monthly	MSCS	9/22/20	4,147,702		568,301
Liberty Property Trust	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	1,132,655		5,220
LINE Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	63,562,120	JPY	(3,114)
Mitsubishi Tanabe Pharma Corp.	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	6,559	JPY	13
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,463,246		1,067,004
Pets at Home Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	593,117	GBP	173,609
QIAGEN NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	349,738	EUR	16,487
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	4,020,635		241,047
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,164,744	GBP	11,290
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,202,159	EUR	7,713
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,048,315	GBP	22,081
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,450,194	EUR	(11,069)
Sophos Group PLC	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	407,249		1,386
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,546,224	GBP	90,702
Stars Group Inc. (The)	1-Day SONIA + 0.40%	Monthly	MSCS	10/19/21	942,241	GBP	239,073
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	3,364,128	EUR	(53,957)
SunTrust Banks Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	3,740,131		514,307
Tallgrass Energy Partners LP	1-Month LIBOR + 0.40%	Monthly	BZWS	10/01/20	2,446,182		(12,515)
TeamViewer AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	26,052	EUR	(76)
Telefonica SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	630,832	EUR	(7,851)
TLG Immobilien AG	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	193,962	EUR	1,520
United Technologies Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,258,133		466,213
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	1,226,971	GBP	195,832
WellCare Health Plans Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	3,187,600		563,871

							6,514,605

Equity Contracts – Short[a]
AbbVie Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/20/20	901,937		(36)
AbbVie Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,974,585		(618,275)
Aroundtown SA	1-Day EONIA - 0.40%	Monthly	MSCS	9/04/20	194,851	EUR	(2,032)
BB&T Corp.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/20/20	1,451,811		(19,629)
BB&T Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	3,758,162		(532,630)
Carnival Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,332,327		138,587
Centene Corp.	1-Month LIBOR - 0.35%	Monthly	BZWS	9/03/20	2,562,134		(19,018)
Centene Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,865,191		(515,452)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	12/21/20	1,714,559	EUR	61,324
Digital Realty Trust Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	2/12/20	1,160,968		(3,090)
Eldorado Resorts Inc.	1-Month LIBOR - 0.50%	Monthly	BZWS	8/17/20	1,026,684		3,320

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[a] (continued)
Eldorado Resorts Inc.	1-Day FEDEF - 1.77%	Monthly	MSCS	2/04/21	878,982		$(295,242)
Elisa Oyj	1-Day EONIA - 0.40%	Monthly	MSCS	12/21/20	403,574	EUR	2,604
Flutter Entertainment PLC	1-Day SONIA - 0.35%	Monthly	MSCS	2/06/20	1,018,572	GBP	(214,795)
Flutter Entertainment PLC	1-Month LIBOR - 0.43%	Monthly	BZWS	11/04/20	3,786,721		6,908
Glencore PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/20/20	421,886	GBP	15,629
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	12/21/20	729,690	EUR	(14,170)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	11/10/20	7,173,000	SEK	10,391
Hermes International	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/20	29,548	EUR	(4,156)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	463,043	GBP	(7,432)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	303,868	GBP	(20,356)
Morgan Stanley MSPSSPY Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	130,576		(734)
Morgan Stanley MSPSXOP Index	1-Day FEDEF - 0.45%	Monthly	MSCS	9/22/20	1,411,476		(14,582)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	527,784	GBP	(16,837)
Peugeot SA	1-Day EONIA - 0.40%	Monthly	MSCS	9/04/20	642,528	EUR	16,602
Peugeot SA	1-Month LIBOR - 0.35%	Monthly	BZWS	12/08/20	1,467,057	EUR	36,676
PG&E Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	208,599		(10,233)
Prologis Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,133,556		(7,523)
Raytheon Co	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	705,423		(63,157)
S&P High Beta Total Return Index	1-Month LIBOR	Monthly	BZWS	5/04/20	2,528,105		(117,953)
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	7/14/20	773,934	CHF	(8,590)
Valeo SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/20	356,778	EUR	(67,886)
WESCO International Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	293,325		968

							(2,280,799)

Interest Rate Contracts – Long[c]
Egyptian Treasury Bill	3-Month LIBOR + 0.40%	Monthly	DBAB	5/12/20	593,025		7,228
Egyptian Treasury Bill	3-Month LIBOR + 0.40%	Monthly	GSCO	5/12/20	590,182		7,164
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	1,784,968		10,815
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	BOFA	6/22/20	260,257		11,597
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	DBAB	5/15/24	352,062		15,588
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	1,913,884		32,475
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	928,803		(5,162)

							79,705

Total Return Swap Contracts							$4,365,859

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

cThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 10 regarding other derivative information.

See Abbreviations on page 81.

60	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

November 30, 2019 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,038,536,294
Cost – Non-controlled affiliates (Note 3f)	3,404,000
Cost – Unaffiliated repurchase agreements	19,243,801

Value – Unaffiliated issuers†	$1,165,305,778
Value – Non-controlled affiliates (Note 3f)	3,404,000
Value – Unaffiliated repurchase agreements	19,243,801
Cash	35,130,351
Restricted cash for OTC derivatives (Note 1f)	325,000
Foreign currency, at value (cost $5,928,236)	5,975,757
Receivables:
Investment securities sold	19,278,337
Capital shares sold	2,405,722
Dividends and interest	3,672,138
Deposits with brokers for:
Exchange traded options written	743,355
Securities sold short	185,655,393
OTC derivative contracts	19,508,267
Futures contracts	23,927,654
Centrally cleared swap contracts	931,629
Due from brokers	23,897,218
Variation margin on centrally cleared swap contracts	18,670
OTC swap contracts (upfront payments $352,281)	349,594
Unrealized appreciation on OTC forward exchange contracts	2,449,019
Unrealized appreciation on OTC swap contracts	7,842,338
Unrealized appreciation on unfunded loan commitments (Note 8)	404
Other assets	19,291

Total assets	1,520,083,716

Liabilities:
Payables:
Investment securities purchased	24,026,641
Capital shares redeemed	1,472,250
Management fees	1,802,365
Distribution fees	55,886
Transfer agent fees	208,633
Variation margin on futures contracts	172,009
Deposits from brokers for:
OTC derivative contracts	325,000
Due to brokers	14,688,686
OTC swap contracts (upfront receipts $326,164)	324,875
Options written, at value (premiums received $617,001)	512,165
Securities sold short, at value (proceeds $175,320,637)	183,639,252
Payable upon return of securities loaned	4,590,520
Unrealized depreciation on OTC forward exchange contracts	2,801,495
Unrealized depreciation on OTC swap contracts	3,591,675
Accrued expenses and other liabilities	345,607

Total liabilities	238,557,059

Net assets, at value	$1,281,526,657

Net assets consist of:
Paid-in capital	$1,188,488,536
Total distributable earnings (loss)	93,038,121

Net assets, at value	$1,281,526,657

†Includes securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$4,473,424

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2019 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$105,112,062

Shares outstanding	9,138,249

Net asset value per share[a]	$11.50

Maximum offering price per share (net asset value per share ÷ 94.50%)	$12.17

Class C:
Net assets, at value	$41,575,852

Shares outstanding	3,701,926

Net asset value and maximum offering price per share[a]	$11.23

Class R:
Net assets, at value	$955,507

Shares outstanding	83,153

Net asset value and maximum offering price per share	$11.49

Class R6:
Net assets, at value	$41,930,320

Shares outstanding	3,617,724

Net asset value and maximum offering price per share	$11.59

Advisor Class:
Net assets, at value	$1,091,952,916

Shares outstanding	94,408,113

Net asset value and maximum offering price per share	$11.57

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

62	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2019 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$5,203,610
Interest:
Unaffiliated issuers	9,014,053
Income from securities loaned:
Unaffiliated issuers (net of fees and rebates)	33,048
Non-controlled affiliates (Note 3f)	43,477

Total investment income	14,294,188

Expenses:
Management fees (Note 3a)	11,938,480
Distribution fees: (Note 3c)
Class A	131,752
Class C	216,317
Class R	2,173
Transfer agent fees: (Note 3e)
Class A	53,367
Class C	21,986
Class R	440
Class R6	5,203
Advisor Class	540,843
Custodian fees (Note 4)	108,320
Reports to shareholders	48,747
Registration and filing fees	69,801
Professional fees	226,754
Trustees’ fees and expenses	162,941
Dividends and interest on securities sold short	883,627
Other	60,250

Total expenses	14,471,001
Expense reductions (Note 4)	(17,207)
Expenses waived/paid by affiliates (Note 3f and 3g)	(985,020)

Net expenses	13,468,774

Net investment income	825,414

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	19,919,705
Written options	494,873
Foreign currency transactions	119,429
Forward exchange contracts	3,412,788
Futures contracts	5,803,646
Securities sold short	(16,260,177)
Swap contracts	3,619,125

Net realized gain (loss)	17,109,389

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	32,236,489
Translation of other assets and liabilities denominated in foreign currencies	631,549
Forward exchange contracts	(1,910,030)
Written options	(152,114)
Futures contracts	(12,022,274)
Securities sold short	(14,779,779)
Swap contracts	4,124,043

Net change in unrealized appreciation (depreciation)	8,127,884

Net realized and unrealized gain (loss)	25,237,273

Net increase (decrease) in net assets resulting from operations	$26,062,687

* Foreign taxes withheld on dividends	$73,492

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$825,414	$6,523,460
Net realized gain (loss)	17,109,389	8,805,411
Net change in unrealized appreciation (depreciation)	8,127,884	640,752

Net increase (decrease) in net assets resulting from operations	26,062,687	15,969,623

Distributions to shareholders:
Class A	—	(2,359,116)
Class C	—	(1,085,438)
Class R	—	(16,101)
Class R6	—	(817,934)
Advisor Class	—	(21,685,004)

Total distributions to shareholders	—	(25,963,593)

Capital share transactions: (Note 2)
Class A	(1,410,813)	(13,877,422)
Class C	(4,046,331)	(7,442,314)
Class R	95,602	189,631
Class R6	(1,825,524)	11,235,421
Advisor Class	23,363,860	158,034,578

Total capital share transactions	16,176,794	148,139,894

Net increase (decrease) in net assets	42,239,481	138,145,924
Net assets:
Beginning of period	1,239,287,176	1,101,141,252

End of period	$1,281,526,657	$1,239,287,176

64	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Statement of Investments, had been entered into on November 29, 2019.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Notes 6 and 10 regarding investment transactions and other derivative information, respectively.

f. Restricted Cash

At November 30, 2019, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Loan Participation Notes

The Fund invests in loan participation notes (Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the Lender) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

h. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

i. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

j. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive income from the investment cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

k. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a whollyowned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2019, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statement of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2019, the net assets of the K2 Subsidiary were $24,510,038 representing 1.9% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
l. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

m. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

n. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

o. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

p. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	967,589	$11,112,808	2,351,885	$26,666,136
Shares issued in reinvestment of distributions	—	—	207,339	2,233,039
Shares redeemed	(1,091,828)	(12,523,621)	(3,768,289)	(42,776,597)

Net increase (decrease)	(124,239)	$(1,410,813)	(1,209,065)	$(13,877,422)

Class C Shares:
Shares sold	191,913	$2,154,886	660,253	$7,380,998
Shares issued in reinvestment of distributions	—	—	93,730	992,601
Shares redeemed[a]	(552,321)	(6,201,217)	(1,421,875)	(15,815,913)

Net increase (decrease)	(360,408)	$(4,046,331)	(667,892)	$(7,442,314)

Class R Shares:
Shares sold	11,077	$126,906	128,380	$1,438,887
Shares issued in reinvestment of distributions	—	—	1,492	16,101
Shares redeemed	(2,724)	(31,304)	(111,838)	(1,265,357)

Net increase (decrease)	8,353	$95,602	18,034	$189,631

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended November 30, 2019		Year Ended May 31, 2019

	Shares	Amount	Shares	Amount

Class R6 Shares:
Shares sold	235,647	$2,723,922	1,328,232	$15,139,519
Shares issued in reinvestment of distributions	—	—	74,668	807,913
Shares redeemed	(394,470)	(4,549,446)	(412,633)	(4,712,011)

Net increase (decrease)	(158,823)	$(1,825,524)	990,267	$11,235,421

Advisor Class Shares:
Shares sold	13,201,802	$152,117,879	38,287,620	$435,094,092
Shares issued in reinvestment of distributions	—	—	1,729,893	18,700,140
Shares redeemed	(11,174,770)	(128,754,019)	(26,229,040)	(295,759,654)

Net increase (decrease)	2,027,032	$23,363,860	13,788,473	$158,034,578

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund and K2 Subsidiary. Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount not to exceed the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and are not an additional expense of the Fund or K2 Subsidiary.

Subadvisors
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Chatham Asset Management, LLC
Chilton Investment Company, LLC
Ellington Global Asset Management, LLC

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Subadvisors
Emso Asset Management Limited
Graham Capital Management, L.P.
Grantham, Mayo, Van Otterloo & Co. LLC
H2O AM LLP
Impala Asset Management LLC
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
P. Schoenfeld Asset Management L.P.
Portland Hill Asset Management Limited
Wellington Management Company, LLP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund and K2 Subsidiary average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$10,041
CDSC retained	$624

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2019, the Fund paid transfer agent fees of $621,839, of which $192,819 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2019, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35% . . . . .	$4,871,000	$30,198,000	$(31,665,000)	$—	$—	$3,404,000	3,404,000	$43,477

g. Waiver and Expense Reimbursements

K2 Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.95%, and Class R6 does not exceed 1.87% based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2019, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

5. Income Taxes

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) were as follows:

Cost of investments	$904,905,586

Unrealized appreciation	$142,652,143
Unrealized depreciation	(46,828,006)

Net unrealized appreciation (depreciation)	$95,824,137

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2019, aggregated $1,296,077,413 and $1,238,345,365, respectively.

At November 30, 2019, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $4,590,520 of cash collateral. The gross amounts of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

The Fund sold certain long positions held in the portfolio and simultaneously entered into total return swaps on the positions, retaining substantially all of the exposure to the economic return and the related risks on the long positions. At November 30, 2019, the transfers of financial assets accounted for as sales were as follows:

	At Original Transactions Dates		At Period Ended November 30, 2019

	Cost Basis of Positions Sold	Gross Cash Received for Positions Sold	Fair Value of Transferred Assets[a]	Gross Derivative Assets Recorded[b]	Gross Derivative Liabilities Recorded[b]
Sales and total return swaps	$5,246,692	$6,694,932	$6,904,159	$6,904,159	$(6,694,932)

a$209,227 of fair value of transferred assets are included as unrealized appreciation on OTC swap contracts in the Consolidated Statement of Assets and Liabilities.

bBalances are presented on a gross basis, based on each leg of the swap contract, before the application of counterparty and cash collateral offsetting.

See Notes 1(e) and 10 regarding derivative financial instruments and other derivative information, respectively.

7. Credit Risk and Defaulted Securities

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2019, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $18,384,960 representing 1.4% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Statement of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
4,970	[a]One Call Corp.	10/28/19	$232,975	$596,214
33,337	[a]One Call Corp., cvt. pfd.	10/28/19	1,562,669	3,999,100

Total Restricted Securities (Value is 0.4% of Net Assets)			$1,795,644	$4,595,314

aThe Fund also invests in unrestricted securities of this issuer, valued at $4,031,194 as of November 30, 2019.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Statement of Investments.

At November 30, 2019, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Burger King, Term Loan B	$124,049

10. Other Derivative Information

At November 30, 2019, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin on futures contracts	$660,714	[a]	Variation margin on futures contracts	$132,713	[a]
	Variation margin on centrally cleared swap contracts	84,682	[a]	Variation margin on centrally cleared swap contracts	12,688	[a]
	Unrealized appreciation on OTC swap contracts	84,867		Unrealized depreciation on OTC swap contracts	5,162

Foreign exchange contracts	Investments in securities, at value	51,973	[b]	Options written, at value	49,482
	Unrealized appreciation on OTC forward exchange contracts	2,449,019		Unrealized depreciation on OTC forward exchange contracts	2,801,495

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Variation margin on centrally cleared swap contracts	$9,768	[a]	Variation margin on centrally cleared swap contracts	$350,138	[a]
	OTC swap contracts (upfront payments)	349,594		OTC swap contracts (upfront receipts)	324,875
	Unrealized appreciation on OTC swap contracts	42,982		Unrealized depreciation on OTC swap contracts	158,178

Equity contracts	Investments in securities, at value	564,110	[b]	Options written, at value	462,683
	Variation margin on futures contracts	4,736,743	[a]	Variation margin on futures contracts	12,603,928	[a]
	Unrealized appreciation on OTC swap contracts	7,662,141		Unrealized depreciation on OTC swap contracts	3,428,335

Commodity contracts	Variation margin on futures contracts	263,815	[a]	Variation margin on futures contracts	538,756	[a]
	Unrealized appreciation on OTC swap contracts	52,348

Totals		$17,012,756			$20,868,433

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

bPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

For the period ended November 30, 2019, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:

Interest rate contracts	Investments	$(44,741)[a]
	Written options	39,473
	Futures contracts	5,458,350	Futures contracts	$(1,959,601)
	Swap contracts	(56,659)	Swap contracts	185,404

Foreign exchange contracts	Investments	(178,636)[a]	Investments	57,228 [a]
	Written options	166,988	Written options	(32,913)
	Forward exchange contracts	3,412,788	Forward exchange contracts	(1,910,030)

Credit contracts	Swap contracts	(31,735)	Swap contracts	(270,118)

Equity contracts	Investments	(3,482,561)[a]	Investments	709,564 [a]
	Written options	288,412	Written options	(119,201)
	Futures contracts	803,247	Futures contracts	(10,801,408)
	Swap contracts	3,718,713	Swap contracts	4,168,255

Commodity contracts	Futures contracts	(457,951)	Futures contracts	738,735
	Swap contracts	(11,194)	Swap contracts	40,502

Totals		$9,624,494		$(9,193,583)

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

10. Other Derivative Information (continued)

For the period ended November 30, 2019, the average month end notional amount of futures contracts, options and swap contracts represented $895,074,317, 34,544,663 shares/units and $174,543,675, respectively. The average month end contract value of forward exchange contracts was $459,032,236.

At November 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$2,449,019	$2,801,495
Options Purchased	51,973	—
Options Written	—	49,482
Swap Contracts	8,191,932	3,916,550

Total	$10,692,924	$6,767,527

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities

At November 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not Less than Zero)
Counterparty
BNYM	$117,241	$(117,241)	$—	$—	$—
BOFA	133,209	(133,209)	—	—	—
BZWS	365,760	(365,760)	—	—	—
CITI	5,888	(5,888)	—	—	—
DBAB	163,096	(84,420)	—	(78,676)	—
GSCO	54,559	(54,559)	—	—	—
HSBC	—	—	—	—	—
JPHQ	186,661	(167,142)	—	—	19,519
JPHQ[c]	627,752	—	—	—	627,752
MSCI[d]	52,348	—	—	—	52,348
MSCO	259,738	(113,437)	—	—	146,301
MSCO[d]	968,512	(968,512)	—	—	—
MSCS	5,270	(5,270)	—	—	—
MSCS[c]	7,594,406	—	—	—	7,594,406
UBSW	158,484	(9,408)	—	—	149,076

Total	$10,692,924	$(2,024,846)	$—	$(78,676)	$8,589,402

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2019, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financials Instruments Collateral Pledged[b]	Cash Collateral Pledged[a]	Net Amount (Not Less than Zero)
Counterparty
BNYM	$126,381	$(117,241)	$—	$(9,140)	$—
BOFA	156,806	(133,209)	—	(23,597)	—
BZWS	576,715	(365,760)	—	(210,955)	—
CITI	120,410	(5,888)	—	—	114,522
DBAB	84,420	(84,420)	—	—	—
GSCO	89,802	(54,559)	—	(35,243)	—
HSBC	5,453	—	—	—	5,453
JPHQ	167,142	(167,142)	—	—	—
JPHQ[c]	959,956	—	—	—	959,956
MSCI[d]	—	—	—	—	—
MSCO	113,437	(113,437)	—	—	—
MSCO[d]	1,189,092	(968,512)	—	(220,580)	—
MSCS	16,901	(5,270)	—	—	11,631
MSCS[c]	3,151,604	—	—	—	3,151,604
UBSW	9,408	(9,408)	—	—	—

Total	$6,767,527	$(2,024,846)	$—	$(499,515)	$4,243,166

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bSee the accompanying Consolidated Statement of Investments for securities pledged as collateral for derivatives.

cRepresents derivatives not subject to an ISDA master agreement.

dRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(k).

See Notes 1(e) and 6 regarding derivative financial instruments and investment transactions, respectively.

See Abbreviations on page 81.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2019, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$506,184,494	$21,481	$4,715,175	[c]	$510,921,150
Convertible Bonds	—	117,813,269	—		117,813,269
Corporate Bonds and Notes	—	91,510,897	—		91,510,897
Corporate Bonds and Notes in Reorganization	—	9,827,590	84,600	[c]	9,912,190
Senior Floating Rate Interests	—	2,256,894	—		2,256,894
Credit-Linked Notes	—	1,354,659	964,474		2,319,133
Foreign Government and Agency Securities	—	18,752,573	—		18,752,573
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	69,829,061	—		69,829,061
Municipal Bonds in Reorganization	—	8,472,770	—		8,472,770
Options Purchased	564,110	51,973	—		616,083
Short Term Investments	329,920,510	21,792,331	3,836,718		355,549,559

Total Investments in Securities	$836,669,114	$341,683,498	$9,600,967		$1,187,953,579

Other Financial Instruments:
Futures Contracts	$5,661,272	$—	$—		$5,661,272
Forward Exchange Contracts	—	2,449,019	—		2,449,019
Swap Contracts	—	7,936,788	—		7,936,788
Unfunded Loan Commitments	—	404	—		404

Total Other Financial Instruments	$5,661,272	$10,386,211	$—		$16,047,483

Liabilities:
Other Financial Instruments:
Options Written	$462,683	$49,482	$—		$512,165
Securities Sold Short[a]	183,639,252	—	—		183,639,252
Futures Contracts	13,275,397	—	—		13,275,397
Forward Exchange Contracts	—	2,801,495	—		2,801,495
Swap Contracts	—	3,954,501	—		3,954,501

Total Other Financial Instruments	$197,377,332	$6,805,478	$—		$204,182,810

aFor detailed categories, see the accompanying Consolidated Statement of Investments.

bIncludes common, preferred and convertible preferred stocks and exchange traded funds as well as other equity interests.

cIncludes securities determined to have no value at November 30, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BOFA	Bank of America Corp.	AUD	Australian Dollar	ARLLMONP	Argentina Blended Policy Rate
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates Badlar Private Banks ARS
DBAB	Deutsche Bank AG	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate
GSCO	The Goldman Sachs Group, Inc.	CLP	Chilean Peso	BZDIOVRA	Brazil Interbank Deposit Rate
HSBC	HSBC Bank USA, N.A.	CNY	Chinese Yuan	CAC	Cotation Assistee en Continu
JPHQ	JP Morgan Chase & Co.	COP	Colombian Peso	CFETS	China Foreign Exchange Trade System
MSCI	Morgan Stanley Capital International PLC	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
MSCO	Morgan Stanley	EUR	Euro	CME	Chicago Mercantile Exchange
MSCS	Morgan Stanley Capital Services LLC	GBP	British Pound	DAX	Deutscher Aktienindex
UBSW	UBS AG	HKD	Hong Kong Dollar	EONIA	Euro OverNight Index Average
		JPY	Japanese Yen	ETF	Exchange Traded Fund
		NGN	Nigerian Naira	EURIBOR	Euro Interbank Offered Rate
Index		PLN	Polish Zloty	FEDEF	Federal Funds Effective Rate
		RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.
CDX.EM	CDX Emerging Markets Index	SEK	Swedish Krona	FRN	Floating Rate Note
CMBX.NA	Commerical Mortgage Backed North America Index	UAH	Ukraine Hryvnia	FTSE	Financial Times Stock Exchange
		USD	United States Dollar	GO	General Obligation
ITRX.EUR	iTraxx Europe Index	ZAR	South African Rand	HIBOR	Hong Kong Interbank Offer Rate
				JSE	Johannesburg Stock Exchange Index
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				PIK	Payment In-Kind
				REIT	Real Estate Investment Trust
				SARON	Swiss Average Rate Overnight
				SFR	Single Family Revenue
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				TOPIX	Tokyo Price Index

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Shareholder Information

Board Approval of Sub-Advisory Agreement

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Franklin K2 Alternative Strategies Fund

(Fund)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on October 22, 2019, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with Elementum Advisors, LLC (“Elementum”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 22, 2019 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and each of the Fund’s existing sub-advisors.

At an independent trustees’ meeting held on July 16, 2019 the independent trustees met with representatives of Elementum. In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for Elementum; (2) information describing the nature, quality and extent of services that Elementum would provide to the Fund, and the proposed sub-advisory fees payable to Elementum; (3) a report from K2 Advisors on the diligence conducted on Elementum and the reasons for recommending Elementum as a sub-advisor for the Fund, including, but not limited to, Elementum’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding Elementum’s compliance program and capabilities, including Elementum’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by Elementum to the Fund under the New Sub-Advisory Agreement; (2) Elementum’s experience as a manager of other accounts; (3) Elementum’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Elementum; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on Elementum and the reasons for recommending Elementum as a sub-advisor for the Fund, including, but not limited to, Elementum’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding Elementum’s compliance program and capabilities, including Elementum’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as Elementum’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goals.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by Elementum. In this regard, they reviewed the Fund’s investment goal and Elementum’s proposed investment strategy, and Elementum’s ability to implement such investment goal and/or investment strategy, including, but not limited to, Elementum’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by Elementum, the Board noted the responsibilities that Elementum would have with respect to the Fund’s assets to be allocated to Elementum by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of Elementum in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion of the Fund.

The trustees reviewed the portfolio management team at Elementum that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by Elementum, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Elementum’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing Elementum as a sub-advisor to the Fund, including the due diligence undertaken with respect to Elementum’s compliance capabilities, and efforts to integrate Elementum’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by Elementum to the Fund and its shareholders and were confident in the abilities of Elementum to implement its proposed investment strategy, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as Elementum had not provided any services to the Fund, there was no investment performance of Elementum with respect to the Fund. The Board considered the investment performance of Elementum in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of Elementum in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by Elementum. The Board also noted that it could not evaluate Elementum’s profitability with respect to the Fund since no assets had yet been allocated to Elementum.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to Elementum and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to Elementum were the product of arms-length negotiations between K2 Advisors and Elementum and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and Elementum in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and Elementum. The trustees considered various other products, portfolios and entities that are advised by Elementum and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which Elementum may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring Elementum as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, and the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the level of sub-advisory fees to be paid to Elementum, and (3) K2 Advisors’ belief that the hiring of Elementum as a sub-advisor will not have a material impact on K2 Advisors’ profitability with respect to the Fund.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for Elementum was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by Elementum as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with Elementum for the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2019-2020 Franklin Templeton Investments. All rights reserved.		068 S 01/20

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 LONG SHORT CREDIT FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2019

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Fellow Shareholder:

During the six months ended November 30, 2019, global markets benefited from upbeat economic data in certain regions, encouraging corporate earnings reports, generally accommodative monetary policies by major central banks and periods of optimism about a potential U.S.-China trade agreement. However, global markets also reflected investor concerns about ongoing U.S. trade disputes with China and other trading partners, political uncertainties in the U.S. and the European Union, and slower global economic growth. In this environment, global developed market stocks, as measured by the MSCI World Index, posted a +13.21% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +6.13% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index, posted a +2.55% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Madison S. Gulley, CFA

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin K2 Long Short Credit Fund

This semiannual report for Franklin K2 Long Short Credit Fund covers the period ended November 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple non-traditional or alternative strategies in the fixed income and credit areas, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS), U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares posted a +1.34% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Fixed Income - Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, posted a +2.92% total return for the same period.1 The Fund’s strategy, which results in a relatively low risk profile, differs from that of the credit index, which has a generally higher risk profile in a rising market environment. This difference may occasionally lead to wide performance discrepancies, especially in periods when investors focus on

Portfolio Composition*

Based on Total Net Assets as of 11/30/19

*Figures represent the net Fund exposure and include certain derivatives held in the portfolio (or their underlying reference assets) or unsettled trades and may not total 100% or may be negative due to rounding, use of any derivatives or other factors.

risk assets with higher return potential or, conversely, when investors focus on less risky assets to potentially avoid volatile returns. Also for comparison, the Fund’s secondary benchmark, the ICE BofAML U.S. 3-Month Treasury Bill Index, which is an index of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +1.10% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six months ended November 30, 2019, despite weakness in Europe and Asia. Global stocks were aided by upbeat economic data in some regions, encouraging corporate earnings reports, periods of optimism about a potential U.S.-China trade deal and monetary policy easing by major central banks.

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income - Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 15.

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FRANKLIN K2 LONG SHORT CREDIT FUND

However, markets also reflected concerns about political uncertainties in the U.S. (including the impeachment inquiry into President Donald Trump), geopolitical tensions in certain regions, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. Overall, global developed and emerging market stocks, as measured by the MSCI All Country World Index, posted a +12.37% total return, slightly lower than the +13.21% total return for global developed market stocks, as measured by the MSCI World Index, for the six months under review.2

The U.S. economy expanded during the six months ended November 30, 2019. After moderating in 2019’s second quarter, the economy grew faster in the third quarter, aided by consumer spending, housing investment, government spending and exports. The manufacturing sector expanded at the start of the period, but contracted during the last four months, while the services sector expanded throughout the period. The unemployment rate decreased slightly from 3.6% in May 2019 to 3.5% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, increased from 1.8% in May 2019 to 2.1% at period-end.3

At its July 2019 meeting, the U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate for the first time since December 2008, to 2.00%–2.25%, citing muted inflation pressures and the potential effects of global trade tensions on economic growth. Furthermore, the Fed ended its balance sheet normalization program earlier than previously indicated. The Fed further lowered the federal funds target rate range by 0.25% at its September and October meetings, to 1.50%–1.75%, reiterating the rationale cited at the July meeting.

In Europe, the U.K.’s quarter-on-quarter gross domestic product (GDP) growth contracted in 2019’s second quarter but recovered in the third quarter. The Bank of England kept its key policy rate unchanged during the six-month period and lowered its GDP forecasts for 2019 and 2020, amid Brexit uncertainties. The eurozone’s quarter-on-quarter GDP growth moderated in 2019’s second quarter and remained stable in the third quarter. The bloc’s annual inflation rate ended the period lower. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In November, the ECB resumed its asset purchase program in an effort to boost the economy.

In developed Asia, Japan’s quarter-on-quarter GDP growth moderated in 2019’s second and third quarters. The Bank of Japan left its benchmark interest rate unchanged and continued its stimulus measures during the review period.

In larger emerging markets, Brazil’s quarter-on-quarter GDP growth accelerated in 2019’s second and third quarters. The Central Bank of Brazil lowered its benchmark interest rate three times during the period. Russia’s annual GDP growth accelerated in 2019’s second and third quarters. The Bank of Russia cut its key interest rate four times during the period. China’s annual GDP growth moderated in 2019’s second and third quarters. The People’s Bank of China implemented an interest-rate reform in August, designating the loan prime rate as the new benchmark for household and business loans, effectively lowering interest rates several times during the period. Overall, global emerging market stocks, as measured by the MSCI Emerging Markets Index, posted a +6.13% total return for the six months under review.2

Investment Strategy

We manage the Fund using a multi-manager approach. While we have overall responsibility for the Fund’s investments, we allocate the Fund’s assets to multiple subadvisors, each of whom independently manages a separate portion of the Fund’s portfolio in accordance with some or all of the following strategies: credit long short, structured credit and emerging market fixed income. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy and subadvisor weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlation to various markets and to each other, risk profiles and their return expectations.

Credit long short strategies seek to isolate issuer-specific exposure, while limiting general market risks, by taking long and/or short positions in debt securities and other related instruments. Structured credit strategies aim to profit from trading in interest-rate sensitive securities such as residential and commercial MBS, REITs, credit default swaps on various indexes, collateralized loan obligations (CLOs) and ABS. Emerging market fixed income strategies invest in corporate and/or sovereign securities in emerging markets countries with a focus on fixed income. The Fund may invest in debt securities of any credit quality or rating, including high-yield (“junk”) bonds, distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

3. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 LONG SHORT CREDIT FUND

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and another party (the swap counterparty). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

The Fund takes long and/or short positions in a wide range of asset classes, including credit, fixed income, equities and currencies, among others. The Fund may gain long or short exposure to select instruments by utilizing derivatives, engaging in short sales or entering into a series of purchase and sale contracts or repurchase agreements. Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price. The Fund may also use derivatives for hedging and nonhedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include currency forward contracts; futures contracts; put and call options on currencies, securities, indexes and exchange-traded funds; and swaps. The Fund may engage in active and frequent trading as part of its investment strategies.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is an option?

An option is a contract to buy or sell a specific financial product known as the option’s underlying instrument at a specific price. The buyer of an option has the right, but not the obligation, to buy or sell the underlying instrument at or until a specified expiration date. Conversely, the seller (“writer”) of an option who opens a transaction is obligated to buy or sell the underlying instrument should the option holder exercise that right.

Subadvisors

11/30/19

Credit Long Short

Apollo Credit Management LLC

Chatham Asset Management, LLC

Structured Credit

Ellington Global Asset Management, L.L.C.

Medalist Partners, LP

Emerging Markets Fixed Income

Emso Asset Management Limited

Manager’s Discussion

The Fund’s subadvisors for the six months under review were Apollo Credit Management, Chatham Asset Management, Ellington Global Asset Management, Emso Asset Management and Medalist Partners. These subadvisors are also listed in the Subadvisors table on this page. Four of the five subadvisors posted gains for the six-month period—Apollo, Medalist, Ellington and Emso. In contrast, Chatham experienced a slight loss.

All three strategies strengthened Fund performance for the six-month period: credit long short, structured credit and emerging markets fixed income. By asset class, the top contributors to the Fund’s aggregate returns were credit and equity. Conversely, currency exposures and interest-rate derivatives detracted from performance.

In terms of aggregate sector exposures, the top performance drivers for the Fund were mortgage-backed securities (MBS), consumer discretionary and consumer staples. In contrast, equity index hedges and health care hindered returns.

The credit long short strategy benefited from long positions in the consumer discretionary and utilities sectors. In addition, long and then short positions in consumer staples positively contributed to strategy performance. Conversely, health care long positions and equity index hedges were net detractors from strategy results.

In the structured credit strategy, MBS led contributors, with collateralized loan obligations and other asset-backed securities also supporting performance. In contrast, credit index hedges against high-yield bonds detracted from strategy performance.

In the emerging markets fixed income strategy, the drawdown from long positions in U.S. dollar-denominated Argentine sovereign bonds more than offset gains from long positioning in Russian sovereign bonds. Outside of emerging markets, long positions in Puerto Rico general obligation bonds supported strategy performance.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your future investment needs.

Robert Christian
Co-Lead Portfolio Manager

Brooks Ritchey
Co-Lead Portfolio Manager

Art Vinokur
Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2019

The performance table does reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	+1.34%	-4.25%
1-Year	+3.91%	-1.83%
3-Year	+11.89%	+1.87%
Since Inception (9/8/15)	+20.34%	+3.09%

Advisor
6-Month	+1.43%	+1.43%
1-Year	+4.09%	+4.09%
3-Year	+12.33%	+3.95%
Since Inception (9/8/15)	+20.93%	+4.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.84%	3.30%
Advisor	2.59%	3.05%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower-rated or high-yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s prospectus also includes a description of the main investment  risks.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8	Semiannual Report	franklintempleton.com

FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/19[1,2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/19[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,013.40	$13.93	$1,011.16	$13.92	2.77%
C	$1,000	$1,008.80	$17.71	$1,007.37	$17.69	3.53%
R	$1,000	$1,011.60	$15.23	$1,009.86	$15.21	3.03%
R6	$1,000	$1,015.30	$12.59	$1,012.51	$12.57	2.50%
Advisor	$1,000	$1,014.40	$12.73	$1,012.36	$12.72	2.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.45	$10.50	$10.49	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.13	0.37	0.29	0.23	0.21

Net realized and unrealized gains (losses)	0.01	(0.02)	0.08	0.53	0.08

Total from investment operations	0.14	0.35	0.37	0.76	0.29

Less distributions from:

Net investment income	—	(0.31)	(0.19)	(0.32)	(0.08)

Net realized gains	—	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.40)	(0.36)	(0.42)	(0.14)

Net asset value, end of period	$10.59	$10.45	$10.50	$10.49	$10.15

Total return[d]	1.34%	3.42%	3.63%	7.58%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.18%	3.15%	3.51%	3.50%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.77%	2.69%	2.98% [g]	2.75%	2.30% [g]

Expenses incurred in connection with securities sold short	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.47%	3.49%	2.71%	2.24%	2.85%

Supplemental data

Net assets, end of period (000’s)	$30,651	$27,870	$45,088	$41,001	$28,198

Portfolio turnover rate	75.16%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(h).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.26	$10.34	$10.35	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.27	0.19	0.14	0.09

Net realized and unrealized gains (losses)	0.01	(0.01)	0.07	0.52	0.12

Total from investment operations	0.10	0.26	0.26	0.66	0.21

Less distributions from:

Net investment income	—	(0.25)	(0.10)	(0.28)	(0.08)

Net realized gains	—	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.34)	(0.27)	(0.38)	(0.14)

Net asset value, end of period	$10.36	$10.26	$10.34	$10.35	$10.07

Total return[d]	0.97%	2.61%	2.70%	6.56%	2.20%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.94%	4.03%	4.37%	4.44%	3.62%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.53%	3.57%	3.84% [g]	3.69%	2.55% [g]

Expenses incurred in connection with securities sold short	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	1.71%	2.61%	1.85%	1.30%	2.60%

Supplemental data

Net assets, end of period (000’s)	$2,776	$2,893	$2,503	$1,507	$270

Portfolio turnover rate	75.16%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(h).

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class R

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.36	$10.41	$10.41	$10.10	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.33	0.25	0.20	0.08

Net realized and unrealized gains (losses)	(0.01)	(0.01)	0.09	0.53	0.16

Total from investment operations	0.11	0.32	0.34	0.73	0.24

Less distributions from:

Net investment income	—	(0.28)	(0.17)	(0.32)	(0.08)

Net realized gains	—	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.37)	(0.34)	(0.42)	(0.14)

Net asset value, end of period	$10.47	$10.36	$10.41	$10.41	$10.10

Total return[d]	1.06%	3.12%	3.29%	7.29%	2.48%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.44%	3.50%	3.82%	3.83%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[f]	3.03%	3.04%	3.29% [g]	3.08%	2.30% [g]

Expenses incurred in connection with securities sold short	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.21%	3.14%	2.40%	1.91%	2.85%

Supplemental data

Net assets, end of period (000’s)	$216	$166	$162	$127	$12

Portfolio turnover rate	75.16%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(h).

gBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.45	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.36	0.31	0.24	0.23

Net realized and unrealized gains (losses)	0.01	— [g]	0.08	0.53	0.06

Total from investment operations	0.15	0.36	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.33)	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.60	$10.45	$10.51	$10.50	$10.15

Total return[d]	1.44%	3.53%	3.76%	7.71%	3.01%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	3.00%	3.10%	3.35%	3.43%	3.35%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.50%	2.55%	2.83% [h]	2.68%	2.28% [h]

Expenses incurred in connection with securities sold short	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.74%	3.63%	2.86%	2.31%	2.87%

Supplemental data

Net assets, end of period (000’s)	$469	$233	$13	$13,052	$12,384

Portfolio turnover rate	75.16%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(h).

gAmount rounds to less than $0.01 per share.

hBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31,
		2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.46	$10.51	$10.50	$10.15	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.38	0.30	0.24	0.20

Net realized and unrealized gains (losses)	0.01	(0.01)	0.09	0.53	0.09

Total from investment operations	0.15	0.37	0.39	0.77	0.29

Less distributions from:

Net investment income	—	(0.33)	(0.21)	(0.32)	(0.08)

Net realized gains	—	(0.09)	(0.17)	(0.10)	(0.06)

Total distributions	—	(0.42)	(0.38)	(0.42)	(0.14)

Net asset value, end of period	$10.61	$10.46	$10.51	$10.50	$10.15

Total return[d]	1.43%	3.60%	3.75%	7.70%	2.99%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.94%	3.03%	3.37%	3.44%	3.36%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.53%	2.57%	2.84% [g]	2.69%	2.29% [g]

Expenses incurred in connection with securities sold short	0.58%	0.62%	0.89%	0.76%	0.40%

Net investment income	2.71%	3.61%	2.85%	2.30%	2.86%

Supplemental data

Net assets, end of period (000’s)	$92,441	$86,868	$45,514	$25,125	$23,058

Portfolio turnover rate	75.16%	158.66%	251.81%	317.70%	511.62%

aFor the period September 8, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(h).

gBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, November 30, 2019 (unaudited)

Franklin K2 Long Short Credit Fund

		Country	Shares/ Rights	Value
	Common Stocks and Other Equity Interests 1.7%
	Diversified Financial Services 0.1%
a,b,u	One Call Corp.	United States	947	$113,545

	Diversified Telecommunication Services 0.1%
b	Telecom Italia SpA	Italy	92,213	57,729

	Energy Equipment & Services 0.0%†
b	Weatherford International PLC	United States	534,155	12,125

	Equity Real Estate Investment Trusts (REITs) 0.6%
c	Vici Properties Inc.	United States	31,543	780,058

	Food Products 0.0%†
b	Dean Foods Co.	United States	46,977	4,872

	Independent Power & Renewable Electricity Producers 0.7%
c	Clearway Energy Inc., A	United States	31,181	591,815
	Clearway Energy Inc., C	United States	11,144	220,986

				812,801

	Media 0.1%
b	Liberty Global PLC, C	United Kingdom	3,816	82,044
b	Postmedia Network Canada Corp., B	Canada	56,068	65,426

				147,470

	Metals & Mining 0.0%†
	Vedanta Ltd., ADR	India	3,457	27,829

	Multiline Retail 0.1%
c	Nordstrom Inc.	United States	3,640	138,939

	Pharmaceuticals 0.0%†
b	Sanofi, Contingent Value, rts., 12/31/20	France	27,126	23,328

	Total Common Stocks and Other Equity Interests (Cost $1,677,905)			2,118,696

	Convertible Preferred Stocks (Cost $179,099) 0.4%
	Diversified Financial Services 0.4%
a,b,u	One Call Corp., cvt. pfd.	United States	3,821	458,341

	Preferred Stocks 0.2%
	Electric Utilities 0.2%
	SCE Trust II, 5.10%, pfd.	United States	2,616	63,647
	SCE Trust III, 5.75%, pfd., H	United States	1,468	35,511
	SCE Trust IV, 5.375%, pfd., J	United States	4,659	111,630
	SCE Trust V, 5.45%, pfd., K	United States	1,849	44,894
	SCE Trust VI, 5.00%, pfd.	United States	3,162	73,358

	Total Preferred Stocks (Cost $284,707)			329,040

			Principal Amount*
	Convertible Bonds 1.2%
	Independent Power & Renewable Electricity Producers 0.4%
c	Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	540,000	551,717

	Internet & Direct Marketing Retail 0.1%
	Wayfair Inc., senior note, 0.375%, 9/01/22	United States	144,000	151,830

	Media 0.6%
c	Gannett Co. Inc., senior note, 4.75%, 4/15/24	United States	746,000	749,208

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Co. LLC, C, senior bond, 0.25%, 2/01/26	Israel	78,000		$74,716

	Total Convertible Bonds (Cost $1,500,319)				1,527,471

	Corporate Bonds and Notes 14.5%
	Aerospace & Defense 0.3%
	Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	357,000		358,004

	Automobiles 0.7%
c,d	Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	931,000		894,914

	Capital Markets 0.7%

d	eG Global Finance PLC, senior secured note, 144A,
	4.375%, 2/07/25	United Kingdom	192,000	EUR	210,222
	6.75%, 2/07/25	United Kingdom	139,000		137,610
	6.25%, 10/30/25	United Kingdom	261,000	EUR	302,436
	8.50%, 10/30/25	United Kingdom	263,000		276,150

					926,418

	Chemicals 0.2%
d	TPC Group Inc., senior secured note, 144A, 10.50%, 8/01/24	United States	252,000		253,887

	Commercial Services & Supplies 2.6%

d	Harland Clarke Holdings Corp., 144A,
	senior note, 9.25%, 3/01/21	United States	2,349,500		2,185,975
	senior secured note, 8.375%, 8/15/22	United States	533,000		401,249

	R.R. Donnelley & Sons Co., senior bond,
	6.50%, 11/15/23	United States	263,000		271,657
	6.00%, 4/01/24	United States	447,000		462,459

					3,321,340

	Communications Equipment 0.1%
d	Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	298,000		137,080

	Containers & Packaging 0.1%

e	Lecta SA, senior secured note, Reg S,
	[f] FRN, 6.375%, (3-Month EURIBOR + 6.38%), 8/01/22	Spain	100,000	EUR	53,316
	6.50%, 8/01/23	Spain	100,000	EUR	52,953

					106,269

	Distributors 0.2%
d,g	American News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	248,771		264,287

	Diversified Financial Services 0.4%
d	One Call Corp., senior secured note, first lien, 144A, 7.50%, 7/01/24	United States	469,056		462,020

	Diversified Telecommunication Services 2.6%
d	Altice France SA, senior secured note, 144A, 3.375%, 1/15/28	France	158,000	EUR	177,768

d	Cincinnati Bell Inc., senior note, 144A,
	7.00%, 7/15/24	United States	163,000		153,015
	8.00%, 10/15/25	United States	353,000		323,142
d	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., senior secured note, 144A, 8.75%, 5/25/24	Saint Lucia	37,000		35,412

	Frontier Communications Corp.,
	senior bond, 7.125%, 1/15/23	United States	125,000		57,656
	senior bond, 7.625%, 4/15/24	United States	79,000		37,130
	senior bond, 6.875%, 1/15/25	United States	32,000		14,653
	senior bond, 9.00%, 8/15/31	United States	245,000		112,096
	[c,d]senior secured note, 144A, 8.00%, 4/01/27	United States	920,000		952,037
	Hughes Satellite Systems Corp., senior secured note, 5.25%, 8/01/26	United States	183,000		199,076
d	Intelsat Jackson Holdings SA, senior secured note, 144A,
	[c] 9.50%, 9/30/22	Luxembourg	884,000		990,356
	8.00%, 2/15/24	Luxembourg	172,000		175,868

					3,228,209

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Electric Utilities 0.3%
e	Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000		$213,298
d	Swissport Financing SARL, senior note, 144A, 9.00%, 2/15/25	Luxembourg	100,000		115,093

					328,391

	Energy Equipment & Services 0.7%
d	KCA Deutag UK Finance PLC, senior secured note, 144A, 9.625%, 4/01/23	United Kingdom	100,000		66,781
c,d	Transocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	677,000		609,420
d	Vantage Drilling International, senior secured note, 144A, 9.25%, 11/15/23	United States	260,000		244,292

					920,493

	Equity Real Estate Investment Trusts (REITs) 0.1%
d	VICI Properties LP / VICI Note Co. Inc., senior bond, 144A, 4.625%, 12/01/29	United States	68,000		70,288

	Food & Staples Retailing 0.2%
e	Casino Guichard Perrachon SA, Reg S,
	[f,h] junior sub. bond, E, FRN, 3.992%, (EUR 5 Year Swap + 3.82%), Perpetual	France	300,000	EUR	197,908
	senior bond, E, 4.048%, 8/05/26	France	100,000	EUR	93,659

					291,567

	Food Products 0.1%
d	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	118,000		126,154

	Gas Utilities 0.0%†
	Clearway Energy Operating LLC, senior note, 5.375%, 8/15/24	United States	45,000		46,238

	Health Care Providers & Services 0.6%
d,i	Aveanna Healthcare LLC, senior secured note, 144A, 9.75%, 12/15/26	United States	381,000		398,145
d,i	Centene Corp., senior bond, 144A, 4.625%, 12/15/29	United States	78,000		81,998
d	Envision Healthcare Corp., senior note, 144A, 8.75%, 10/15/26	United States	306,000		125,566
d	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note, 144A, 5.75%, 8/01/22	United States	290,000		101,319

					707,028

	Hotels, Restaurants & Leisure 1.1%
c,d	Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	1,428,000		1,389,323

	Household Durables 0.2%
d	K Hovnanian Enterprises Inc., secured note, 144A, 10.50%, 7/15/24	United States	285,000		200,212

	Insurance 0.0%†
d	Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2		4
d,f	Ambac LSNI LLC, senior secured note, 144A, FRN, 7.104%, (3-Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	8		8

					12

	Media 0.7%
	The McClatchy Co.,
	[d] senior secured bond, 144A, 6.875%, 7/15/31	United States	566,000		454,215
	senior secured note, 9.00%, 7/15/26	United States	254,000		228,567
d	Univision Communications Inc., senior secured note, 144A, 5.125%, 2/15/25	United States	227,000		219,339

					902,121

	Multiline Retail 0.0%†
	Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	46,000		44,947

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels 1.1%
c,d	American Energy- Permian Basin LLC, senior secured note, 144A, 12.00%, 10/01/24	United States	962,000	$601,250
d	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	20,000	13,357
	10.50%, 5/15/27	United States	472,000	348,264
	Petrobras Global Finance BV,
	senior bond, 6.90%, 3/19/49	Brazil	117,000	134,047
	senior note, 8.75%, 5/23/26	Brazil	109,000	138,833
	Southwestern Energy Co., senior bond, 6.20%, 1/23/25	United States	158,000	137,857

				1,373,608

	Pharmaceuticals 0.1%
	Teva Pharmaceutical Finance Netherlands III BV, senior note, 2.20%, 7/21/21	Israel	130,000	125,970

	Specialty Retail 1.0%
	Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	361,000	246,606
c,d	Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	693,000	719,847
c,d	Staples Inc., senior secured note, 144A, 7.50%, 4/15/26	United States	329,000	344,833

				1,311,286

	Wireless Telecommunication Services 0.4%
d,i	SSL Robotics LLC, senior secured note, 144A, 9.75%, 12/31/23	United States	485,000	505,613

	Total Corporate Bonds and Notes (Cost $18,669,132)			18,295,679

	Corporate Bonds and Notes in Reorganization 1.8%
	Electric Utilities 1.8%
j	Pacific Gas & Electric Co.,
	senior bond, 3.85%, 11/15/23	United States	11,000	10,840
	senior bond, 3.50%, 6/15/25	United States	119,000	116,321
	senior bond, 2.95%, 3/01/26	United States	197,000	192,050
	senior bond, 3.30%, 3/15/27	United States	186,000	181,355
	senior bond, 6.05%, 3/01/34	United States	107,000	113,155
	senior bond, 5.80%, 3/01/37	United States	458,000	477,511
	senior bond, 4.45%, 4/15/42	United States	55,000	54,639
	senior bond, 3.75%, 8/15/42	United States	28,000	27,186
	senior bond, 4.60%, 6/15/43	United States	83,000	82,663
	senior bond, 4.75%, 2/15/44	United States	329,000	332,323
	senior bond, 4.30%, 3/15/45	United States	44,000	43,381
	senior bond, 4.25%, 3/15/46	United States	24,000	23,662
	senior note, 3.75%, 2/15/24	United States	194,000	192,625
	senior note, 3.30%, 12/01/27	United States	226,000	219,791
	[d] senior note, 144A, 4.25%, 8/01/23	United States	39,000	38,919
	[d] senior note, 144A, 4.65%, 8/01/28	United States	145,000	146,500

				2,252,921

	Oil, Gas & Consumable Fuels 0.0%†
e,j	Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	98,020	5,881

	Total Corporate Bonds and Notes in Reorganization (Cost $2,191,926)			2,258,802

f,k	Senior Floating Rate Interests 3.3%
	Communications Equipment 0.3%
l	Riverbed Technology Inc., Term Loan B, 4.96%, (1-Month USD LIBOR + 3.25%), 4/24/22	United States	486,895	390,472

	Containers & Packaging 0.1%
	Flex Acquisition Co. Inc., Term Loan B, 5.349%, (1-Month USD LIBOR + 3.25%), 6/29/25	United States	193,721	188,515

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
f,k	Senior Floating Rate Interests (continued)
	Diversified Consumer Services 0.4%

l	Advantage Sales & Marketing Inc.,
	Term Loan 1L, 4.952%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	302,406		$284,963
	Term Loan B2, 4.952%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	244,870		230,747

					515,710

	Diversified Telecommunication Services 0.9%
	CenturyLink Inc., Term Loan B, 4.452%, (3-Month USD LIBOR + 2.75%), 1/31/25	United States	572,822		573,359
	Digicel International Finance Ltd., Term Loan B, 5.34%, (1-Month USD LIBOR + 3.25%), 5/27/24	Saint Lucia	283,049		238,646
	Intelsat Jackson Holdings SA, Term Loan B5, 6.625%, 1/02/24	Luxembourg	329,824		327,969

					1,139,974

	Electronic Equipment, Instruments & Components 0.3%

	Veritas U.S. Inc., Term Loan B1,
	6.202%, (1-Month USD LIBOR + 4.50%), 1/27/23	United States	254,064		238,079
	6.604%, (1-Month USD LIBOR + 4.50%), 1/27/23	United States	90,744		85,034

					323,113

	Multiline Retail 0.2%
l	The Neiman Marcus Group LLC, Term Loan, 7.771%, (1-Month USD LIBOR + 3.25%), 10/25/23	United States	307,452		225,593

	Professional Services 0.0%†
	Acosta Inc., Term Loan B1, 7.00%, (PRIME + 2.25%), 9/26/21	United States	185,429		34,652

	Specialty Retail 1.1%
l	PETCO Animal Supplies Inc., Term Loan B1, 5.177%, (3-Month USD LIBOR + 3.25%), 1/26/23	United States	311,563		247,381
	PetSmart Inc., Term Loan B2, 5.77%, (1-Month USD LIBOR + 4.00%), 3/11/22	United States	802,366		781,805
	Staples Inc., Term Loan B, 6.781%, (1-Month USD LIBOR + 5.00%), 4/16/26	United States	379,231		374,998

					1,404,184

	Total Senior Floating Rate Interests (Cost $4,211,337)				4,222,213

m	Credit-Linked Notes 0.5%
a,d	ICBC Standard Bank PLC, (Ukraine), 144A, 15.36%, 10/01/21	Ukraine	5,336,000	UAH	234,579
d	JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 16.00%, 6/13/22	Egypt	2,500,000	EGP	160,636
d	JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 14.35%, 9/12/24	Egypt	3,471,000	EGP	215,927

	Total Credit-Linked Notes (Cost $594,084)				611,142

	Foreign Government and Agency Securities 3.4%
	Government of Argentina, senior bond, 3.38%, 12/31/38	Argentina	36,899	EUR	15,652
e	Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		231,144
	Government of Brazil, senior bond, 4.75%, 1/14/50	Brazil	200,000		193,458
e	Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		176,562
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		365,657
e	Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	200,000		211,283
	Government of Poland, senior bond, 2.75%, 10/25/29	Poland	687,000	PLN	187,265

	Government of Russia,
	senior bond, 7.25%, 5/10/34	Russia	88,432,000	RUB	1,461,914
	senior note, 7.40%, 7/17/24	Russia	24,043,000	RUB	392,833
	Government of South Africa, R186, senior bond, 10.50%, 12/21/26	South Africa	8,549,107	ZAR	646,209

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)

	Government of Turkey,
	senior bond, 5.75%, 5/11/47	Turkey	200,000	$171,569
	senior note, 6.35%, 8/10/24	Turkey	200,000	207,665

	Total Foreign Government and Agency Securities (Cost $4,091,420)			4,261,211

	U.S. Government and Agency Securities 0.6%
	U.S. Treasury Bond, 3.00%, 2/15/48	United States	291,000	339,345

	U.S. Treasury Note,
	1.50%, 9/30/24	United States	56,900	56,538
	1.50%, 10/31/24	United States	216,000	214,591
	1.625%, 8/15/29	United States	100,000	98,537
	1.75%, 11/15/29	United States	13,000	12,968

	Total U.S. Government and Agency Securities (Cost $673,372)			721,979

	Asset-Backed Securities and Commercial Mortgage- Backed Securities 38.1%
	Diversified Financial Services 19.7%
n	Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.935%, 8/25/35	United States	70,499	70,760
	Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	439,235	327,151

d	AMSR Trust, 144A,
	2019-SFR1, H, 6.04%, 1/17/27	United States	750,000	749,961
	2019-SFR1, I, 8.976%, 1/17/27	United States	750,000	749,968
d,o	Ashford Hospitality Trust, 2018-ASHF, E, 144A, FRN, 4.865%, (1-Month USD LIBOR + 3.10%), 4/15/35	United States	1,250,000	1,254,162
d	BANK, 2017-BNK9, D, 144A, 2.80%, 11/15/54	United States	1,100,000	969,565

	Bear Stearns ALT-A Trust, FRN,
	[n] 2004-12, 2A4, 3.833%, 1/25/35	United States	320,625	316,902
	[o] 2004-6, B1, 4.558%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	377,332
d,o	Carlyle Global Market Strategies CLO Ltd., 2018-1A, CR, 144A, FRN, 4.716%, (3-Month USD LIBOR + 2.75%), 4/20/27	United States	2,500,000	2,376,898
d	Castlelake Aircraft Securitization Trust, 2018-1, A, 144A, 4.125%, 6/15/43	United States	593,568	605,420
	Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	504,288	487,196
	Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	38,278	38,560
d,o	CVP Cascade Ltd., 2014-2A, C, 144A, FRN, 5.803%, (3-Month USD LIBOR + 3.80%), 7/18/26	United States	700,000	693,642
	Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%, 8/15/30	United States	323,921	286,195
o,p	FNMA, 2011-11, SA, IO, FRN, 4.742%, (6.45% – 1-Month USD LIBOR), 11/25/41	United States	2,335,598	482,590
d,o	Goldentree Loan Management US CLO 1 Ltd., 2017-1A, D, 144A, FRN, 5.316%, (3-Month USD LIBOR + 3.35%), 4/20/29	United States	1,000,000	1,001,269
d,i,o	Goldentree Loan Management US CLO 6 Ltd., 2019-6A, C, 144A, FRN, (3-Month USD LIBOR + 2.60%) 1/20/33	United States	1,000,000	1,000,000
d,o	GPMT Ltd., 2019-FL2, D, 144A, FRN, 4.715%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000	1,000,500
d,o	Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.266%, (3-Month USD LIBOR + 3.30%), 1/20/30	United States	500,000	490,906

d	GSMSC Pass-Through Trust, 144A, FRN,
	[o] 2009-4R, 2A3, 2.273%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	818,558	470,447
	[n] 2009-5R, 3A2, 5.50%, 10/26/35	United States	231,855	226,207

d,o	Home Partners of America Trust, 144A, FRN,
	2017-1, F, 5.302%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	501,927
	2018-1, E, 3.613%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,201,974
	JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.608%, 1/25/37	United States	180,859	135,397

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage- Backed Securities (continued)
	Diversified Financial Services (continued)

d,n,p	JPMorgan Mortgage Trust, IO, 144A, FRN,
	2019-8, B1X, 1.25%, 3/25/50	United States	829,700	$55,922
	2019-8, B2X, 1.00%, 3/25/50	United States	1,242,669	67,104
	2019-8, B3X, 0.75%, 3/25/50	United States	796,462	32,416
d,o	KREF Ltd., 2018-FL1, D, 144A, FRN, 4.313%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	300,000	301,290
d,o	Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN, 4.286%, (3-Month USD LIBOR + 2.35%), 7/27/30	United States	700,000	690,404
o	Morgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN, 3.883%, (1-Month USD LIBOR + 2.18%), 7/25/34	United States	40,985	41,378
d,o	Morgan Stanley RE-REMIC Trust, 2013-R8, 2B2, 144A, FRN, 2.663%, (1-Month USD LIBOR + 0.42%), 9/26/36	United States	995,050	708,393
o	National Collegiate Student Loan Trust, 2006-1, A5, FRN, 2.058%, (1-Month USD LIBOR + 0.35%), 3/25/33	United States	150,417	141,685
d	Sapphire Aviation Finance I Ltd., 2018-1A, B, 144A, 5.926%, 3/15/40	United States	794,219	820,705

n	Seasoned Credit Risk Transfer Trust, FRN,
	[d] 2016-1, M2, 144A, 3.75%, 9/25/55	United States	500,000	480,883
	2017-3, M1, 4.00%, 7/25/56	United States	40,000	40,370
d	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	817,189	824,903

d,o	STACR Trust, 144A, FRN,
	2018-HRP1, B1, 5.458%, (1-Month USD LIBOR + 3.75%), 4/25/43	United States	800,000	837,439
	2018-HRP1, B2, 13.458%, (1-Month USD LIBOR + 11.75%), 4/25/43	United States	1,235,179	1,499,134
n	STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 4.831%, 4/25/37	United States	88,078	69,694
o	Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 2.358%, (1-Month USD LIBOR + 0.65%), 12/25/35	United States	240,768	204,291
o	Terwin Mortgage Trust, 2003-6HE, M2, FRN, 4.333%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	153,949	145,998
d,o	TPG Real Estate Finance Issuer Ltd., 2018-FL2, D, 144A, FRN, 4.463%, (1-Month USD LIBOR + 2.70%), 11/15/37	United States	300,000	301,327
	Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	187,836	187,939
d	Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	491,250	497,179
d,o	Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.209%, (3-Month USD LIBOR + 4.30%), 8/01/22	United States	683,547	685,991
d,o	Zais CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 5.411%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	500,000	477,513

				24,926,887

	Mortgage Real Estate Investment Trusts (REITs) 18.4%
n	American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.957%, 11/25/35	United States	147,832	132,156

n	Banc of America Mortgage Trust, FRN,
	2005-K, 2A1, 3.978%, 12/25/35	United States	224,907	223,673
	2005-L, 1A1, 4.129%, 1/25/36	United States	148,926	138,280
	2005-L, 3A1, 4.645%, 1/25/36	United States	314,999	306,831
d,n	BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 4.11%, 3/26/37	United States	333,820	298,213

n	Bear Stearns ARM Trust, FRN,
	2002-11, 1A2, 4.431%, 2/25/33	United States	4,745	4,530
	2006-2, 4A1, 4.13%, 7/25/36	United States	56,897	53,124

d,o	BX Trust, 144A, FRN,
	2017-APPL, E, 4.915%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	1,530,000	1,535,639
	2017-SLCT, E, 4.915%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	637,500	639,849

	Citigroup Mortgage Loan Trust,
	[o]2004-OPT1, M4, FRN, 2.713%, (1-Month USD LIBOR + 1.01%), 10/25/34	United States	588,602	566,679
	2006-WF1, A2E, 4.866%, 3/25/36	United States	465,091	323,744
	[n]2007-AR5, 2A1A, FRN, 4.566%, 4/25/37	United States	135,209	132,151
	[d,o]2008-RR1, A1A1, 144A, FRN, 1.778%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	722,344	671,796

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage- Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)

	Countrywide Alternative Loan Trust,
	2005-73CB, 1A2, 6.25%, 1/25/36	United States	192,641	$201,165
	[o]2005-IM1, A1, FRN, 2.308%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	165,737	163,207
	2006-4CB, 2A3, 5.50%, 4/25/36	United States	83,584	81,979

	CS First Boston Mortgage Securities Corp.,
	2002-9, 1A2, 7.50%, 3/25/32	United States	497,114	526,622
	[n]2004-AR3, CB2, FRN, 4.479%, 4/25/34	United States	144,447	138,599
	[d,o]2004-CF2, 2M2, 144A, FRN, 3.108%, (1-Month USD LIBOR + 1.40%), 5/25/44	United States	286,604	283,349
	CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	819,676	467,301

d	FHLMC, 144A, FRN,
	[n]2018-SPI3, B, 4.156%, 8/25/48	United States	250,000	184,172
	[o]2019-FTR1, B2, 10.058%, (1-Month USD LIBOR + 8.35%), 1/25/48	United States	350,000	411,694
d,n	FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A, FRN, 4.00%, 8/25/56	United States	2,170,000	2,198,275

d,n	FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
	2017-SPI1, M2, 3.98%, 9/25/47	United States	150,000	148,673
	2018-SPI1, M2, 3.739%, 2/25/48	United States	693,000	666,793
	2018-SPI2, M2, 3.814%, 5/25/48	United States	350,000	340,017
	2018-SPI3, M2, 4.156%, 8/25/48	United States	400,000	402,368
n	First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 4.43%, 8/25/34	United States	264,707	267,690

	GSR Mortgage Loan Trust,
	2004-6F, 2A4, 5.50%, 5/25/34	United States	214,539	222,861
	[n]2004-9, B1, FRN, 4.395%, 8/25/34	United States	166,950	163,157
	[n]2005-AR6, B1, FRN, 4.671%, 9/25/35	United States	631,281	586,532
	2007-1F, 1A1, 5.00%, 12/25/35	United States	226,121	252,283
	Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	1,562	1,562

	Impac CMB Trust,
	2004-4, 2A2, 4.84%, 9/25/34	United States	174,682	187,803
	[o]2004-8, 3B, FRN, 4.333%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	139,110	138,882
	[o]2005-2, 2B, FRN, 4.183%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	120,874	118,255
	[o]2005-4, 2B1, FRN, 4.183%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	147,439	145,871
	[o]2005-4, 2M1, FRN, 2.458%, (1-Month USD LIBOR + 0.75%), 5/25/35	United States	172,012	162,617
	[o]2005-8, 2B, FRN, 3.958%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	145,931	144,437

	IndyMac INDX Mortgage Loan Trust, FRN,
	[o]2004-AR14, 2A1A, 2.428%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	636,585	548,886
	[n]2005-AR21, 4A1, 3.899%, 10/25/35	United States	393,237	377,684
	[o]2006-AR12, A1, 1.898%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	125,042	120,399
	[o]2006-AR29, A2, 1.788%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	164,297	159,322

n	J.P. Morgan Mortgage Trust, FRN,
	2006-A5, 6A1, 3.929%, 8/25/36	United States	339,778	314,724
	2006-A7, 2A3, 3.873%, 1/25/37	United States	147,729	144,467
	2007-A2, 2A1, 4.345%, 4/25/37	United States	210,303	198,118
	[d]2019-2, B4, 144A, 4.668%, 8/25/49	United States	592,730	598,162
d,o	JPMorgan Chase Commercial Mortgage Securities Trust, 2018-ASH8, F, 144A, FRN, 5.765%, (1-Month USD LIBOR + 4.00%), 2/15/35	United States	1,000,000	1,007,597
	Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	91,030	94,430

	MASTR Adjustable Rate Mortgages Trust, FRN,
	[n]2004-10, B1, 4.151%, 10/25/34	United States	551,348	347,360
	[o]2006-OA1, 1A1, 1.918%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	374,108	344,609
n	MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 4.466%, 10/25/32	United States	63,194	65,611
d,o	Motel 6 Trust, 2017-MTL6, F, 144A, FRN, 6.015%, (1-Month USD LIBOR + 4.25%), 8/15/34	United States	583,715	588,972

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage- Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
o	New Century Home Equity Loan Trust, 2003-4, M1, FRN, 2.833%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	568,296	$572,269

n	Provident Funding Mortgage Loan Trust, FRN,
	2003-1, B1, 4.875%, 8/25/33	United States	64,886	63,224
	2004-1, B1, 4.824%, 4/25/34	United States	33,417	32,227

n	RALI Trust, FRN,
	2005-QA2, NB1, 4.212%, 2/25/35	United States	5,416	5,022
	2005-QA8, NB2, 3.696%, 7/25/35	United States	79,183	70,405
	2005-QA8, NB3, 3.585%, 7/25/35	United States	9,193	7,361
	Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%, 4/25/36	United States	428,650	311,117
n	RFMSI Trust, 2007-SA2, 3A, FRN, 4.272%, 4/25/37	United States	1,249,385	584,905
d,n	Seasoned Credit Risk Transfer Trust Series, 2017-2, M2, 144A, FRN, 4.00%, 8/25/56	United States	230,000	229,383
o	Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 2.408%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	194,416

n	Structured ARM Loan Trust, FRN,
	2004-2, 1A1, 4.727%, 3/25/34	United States	133,944	136,240
	2004-4, B1, 4.327%, 4/25/34	United States	450,412	425,234
n	Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 4.253%, 10/20/35	United States	545,513	542,294
o	WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3, 2A1A, FRN, 3.086%, (1 Year CMT + 0.76%), 4/25/47	United States	65,185	65,786
o	Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 1.788%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	316,661	249,897

n	Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, FRN,
	2003-AR2, M, 3.516%, 5/25/33	United States	995,567	969,164
	2003-AR3, B1, 3.959%, 6/25/33	United States	270,801	253,638

				23,255,752

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $46,913,047)			48,182,639

	Municipal Bonds in Reorganization 0.8%
	Puerto Rico 0.8%

j	Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
	5.50%, 7/01/39	United States	155,000	104,237
	5.00%, 7/01/41	United States	225,000	144,000
j	Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,330,000	824,600

	Total Municipal Bonds in Reorganization (Cost $873,250)			1,072,837

		Number of Contracts	Notional Amount#
	Options Purchased 0.0%†
	Calls – Exchange-Traded 0.0%†
	At Home Group Inc., December Strike Price $10.00, Expires 12/20/19	59	5,900	1,770
	Clearway Energy Inc., C, February Strike Price $20.00, Expires 2/21/20	28	2,800	2,520
	Energy Transfer LP, January Strike Price $14.00, Expires 1/17/20	90	9,000	630
	Energy Transfer LP, January Strike Price $15.00, Expires 1/17/20	45	4,500	135
	Tenneco Inc., A, January Strike Price $13.00, Expires 1/17/20	141	14,100	13,042

				18,097

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#		Value
	Options Purchased† (continued)
	Puts – Over-the-Counter 0.0%†
	Softbank Group Corp., January Strike Price 4,350.00 JPY, Counterparty GSCO, Expires 1/09/20	3,000	3,000		$14,226

	Interest Rate Swaptions – Puts – Over-the-Counter 0.0%†
	Pay fixed 2.24%, receive 3-Month USD LIBOR, Counterparty JPHQ, Expires 4/30/20	1	806,000		1,720

	Total Options Purchased (Cost $51,509)				34,043

	Total Investments before Short Term Investments (Cost $81,911,109)				84,094,093

		Country	Principal Amount*
	Short Term Investments 33.7%
	Convertible Bonds (Cost $66,834) 0.0%†
	Independent Power & Renewable Electricity Producers 0.0%†
d	Clearway Energy Inc., senior note, 144A, 3.25%, 6/01/20	United States	68,000		66,855

m	Credit-Linked Notes 1.2%

a,d	Citigroup Global Markets Holdings Inc., senior note, 144A,
	(Arab Republic of Egypt), zero cpn., 1/09/20	Egypt	5,000,000	EGP	304,901
	(Arab Republic of Egypt), zero cpn., 3/19/20	Egypt	3,848,385	EGP	228,052
	(Ukraine), 15.70%, 1/10/20	Ukraine	5,349,761	UAH	209,671
	(Ukraine), 15.74%, 1/17/20	Ukraine	5,133,254	UAH	223,314
d	HSBC Bank PLC, senior note, (Arab Republic of Egypt), 144A 5/07/20	Egypt	4,750,000	EGP	277,928

	JPMorgan Chase Bank NA, senior note,
	(The Federal Republic of Nigeria), 1/13/20	Nigeria	81,000,000	NGN	220,176
	[d](Egypt Treasury Bill), 144A, zero cpn., 7/09/20	Egypt	1,500,000	EGP	85,460

	Total Credit-Linked Notes (Cost $1,523,942)				1,549,502

			Shares
	Money Market Funds (Cost $34,107,020) 27.0%
q	Fidelity Investments Money Market Government Portfolio, Institutional, 1.53%	United States	34,107,020		34,107,020

			Principal Amount*
	Repurchase Agreements (Cost $6,982,216) 5.5%
r	Joint Repurchase Agreement, 1.618%, 12/02/19 (Maturity Value $6,983,158)	United States	6,982,216		6,982,216

BNP Paribas Securities Corp. (Maturity Value $4,513,913)

Deutsche Bank Securities Inc. (Maturity Value $1,179,525)

HSBC Securities (USA) Inc. (Maturity Value $1,289,720)
Collateralized by U.S. Government Agency Securities, 4.50%, 1/20/49;
[s] U.S. Treasury Bills, 5/14/20 – 8/13/20; U.S. Treasury Bonds, 7.875% – 8.75%, 5/15/20 – 2/15/21; and U.S. Treasury Notes, 1.625% – 2.875%,6/30/20 – 11/15/21 (valued at $7,120,864)

	Total Investments (Cost $124,591,121) 100.2%				126,799,686
	Securities Sold Short (8.5)%				(10,748,382)
	Other Assets, less Liabilities 8.3%				10,502,604

	Net Assets 100.0%				$126,553,908

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares		Value
t	Securities Sold Short (8.5)%
	Common Stocks (0.3)%
	Equity Real Estate Investment Trusts (REITs) (0.2)%
	Seritage Growth Properties, A	United States	4,907		$(207,468)
	Simon Property Group Inc.	United States	759		(114,768)

					(322,236)

	Food Products (0.0)%†
	Dean Foods Co.	United States	46,977		(4,872)

	Internet & Direct Marketing Retail (0.1)%
	Wayfair Inc., A	United States	847		(71,927)

	Total Common Stocks (Proceeds $480,520)				(399,035)

			Principal Amount*
	Corporate Bonds and Notes (7.4)%
	Auto Components (0.1)%
e	Garrett LX I Sarl / Garrett Borrowing LLC, senior note, Reg S, 5.125%, 10/15/26	Switzerland	100,000	EUR	(109,105)

	Automobiles (0.1)%
e	Jaguar Land Rover Automotive PLC, Reg S, 5.625%, 2/01/23	United Kingdom	107,000		(107,801)

	Banks (0.1)%
e,f,h	China Zheshang Bank Co. Ltd., junior sub. bond, FRN, Reg S, 5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(71,640)

	Building Products (0.3)%
d	Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	342,000		(329,184)

	Chemicals (0.2)%
d	Hexion Inc., senior note, 144A, 7.875%, 7/15/27	United States	201,000		(203,015)

	Commercial Services & Supplies (0.5)%
	APX Group Inc., senior note, 7.625%, 9/01/23	United States	29,000		(25,387)
e	Intrum AB, senior note, Reg S, 3.125%, 7/15/24	Sweden	251,000	EUR	(280,721)
d	KAR Auction Services Inc., senior note, 144A, 5.125%, 6/01/25	United States	289,000		(294,416)

					(600,524)

	Communications Equipment (0.2)%

d	Entercom Media Corp., 144A,
	secured note, 6.50%, 5/01/27	United States	114,000		(120,595)
	senior note, 7.25%, 11/01/24	United States	124,000		(131,181)

					(251,776)

	Construction & Engineering (0.3)%

	Fluor Corp., senior bond,
	3.50%, 12/15/24	United States	281,000		(279,175)
	4.25%, 9/15/28	United States	139,000		(137,212)

					(416,387)

	Containers & Packaging (0.0)%†
d	Flex Acquisition Co. Inc., senior note, 144A, 7.875%, 7/15/26	United States	22,000		(21,061)

	Diversified Telecommunication Services (0.3)%
	Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	183,000		(201,364)
	Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	170,000		(181,695)

					(383,059)

	Equity Real Estate Investment Trusts (REITs) (0.6)%
	Intu Metrocentre Finance PLC, senior secured bond, 4.125%, 12/06/28	United Kingdom	696,000	GBP	(829,769)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
t	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Food Products (0.2)%

	B&G Foods Inc., senior note,
	5.25%, 4/01/25	United States	116,000		$(117,450)
	5.25%, 9/15/27	United States	174,000		(170,302)

					(287,752)

	Health Care Providers & Services (0.1)%
d	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note, 144A, 5.625%, 10/15/23	United States	290,000		(82,045)

	Independent Power & Renewable Electricity Producers (0.8)%

	NRG Energy Inc.,
	[d]senior bond, 144A, 5.25%, 6/15/29	United States	978,000		(1,050,492)
	senior note, 5.75%, 1/15/28	United States	17,000		(18,403)

					(1,068,895)

	Machinery (0.4)%
e	Ansaldo Energia SpA, senior note, Reg S, 2.75%, 5/31/24	Italy	100,000	EUR	(110,082)

e	Tereos Finance Groupe I SA, senior note, Reg S,
	4.25%, 3/04/20	France	250,000	EUR	(268,268)
	4.125%, 6/16/23	France	100,000	EUR	(83,259)

					(461,609)

	Marine (0.2)%
e	CMA CGM SA, senior note, Reg S, 6.50%, 7/15/22	France	300,000	EUR	(292,871)

	Media (1.8)%

	Altice Luxembourg SA, senior bond,
	[d]144A, 7.625%, 2/15/25	Luxembourg	358,000		(373,662)
	[e]Reg S, 6.25%, 2/15/25	Luxembourg	525,000	EUR	(599,555)
d	Diamond Sports Group LLC / Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	1,062,000		(1,037,824)
e	Virgin Media Finance PLC, senior note, Reg S, 4.50%, 1/15/25	United Kingdom	255,000	EUR	(288,447)

					(2,299,488)

	Oil, Gas & Consumable Fuels (0.4)%
	Southwestern Energy Co., senior bond, 7.75%, 10/01/27	United States	526,000		(458,291)

	Pharmaceuticals (0.2)%
	Teva Pharmaceutical Finance Netherlands III BV, senior note, 6.75%, 3/01/28	Israel	278,000		(273,754)

	Professional Services (0.1)%
e	The House of Finance NV, senior secured note, Reg S, 4.375%, 7/15/26	Belgium	100,000	EUR	(110,746)

	Software (0.1)%
d	Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	204,000		(188,275)

	Specialty Retail (0.1)%

	Bed Bath & Beyond Inc., senior bond,
	3.749%, 8/01/24	United States	132,000		(130,020)
	4.915%, 8/01/34	United States	15,000		(10,661)

					(140,681)

	Wireless Telecommunication Services (0.3)%
e	Softbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	300,000		(304,515)
	Sprint Corp., senior note, 7.625%, 3/01/26	United States	113,000		(123,591)

					(428,106)

	Total Corporate Bonds and Notes (Proceeds $9,446,551)				(9,415,834)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
t	Securities Sold Short (continued)
	Foreign Government and Agency Securities (Proceeds $689,886) (0.6)%
	Government of Italy, senior bond, 5.25%, 11/01/29	Italy	455,000	EUR	$(686,192)

	U.S. Government and Agency Securities (0.2)%

	U.S. Treasury Note,
	2.00%, 5/31/24	United States	101,000		(102,616)
	2.875%, 5/15/28	United States	133,000		(144,705)

	Total U.S. Government and Agency Securities (Proceeds $235,501)				(247,321)

	Total Securities Sold Short (Proceeds $10,852,458)				$(10,748,382)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.

bNon-income producing.

cA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts and/or open futures contracts. At November 30, 2019, the aggregate value of these securities and/or cash pledged amounted to $9,853,120, representing 7.8% of net assets.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At November 30, 2019, the net value of these securities was $45,208,142, representing 35.7% of net assets.

eSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2019, the net value of these securities was $(1,391,006), representing (1.1)% of net assets.

fThe coupon rate shown represents the rate at period end.

gIncome may be received in additional securities and/or cash.

hPerpetual security with no stated maturity date.

iA portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

jSee Note 7 regarding defaulted securities.

kSee Note 1(i) regarding senior floating rate interests.

lSee Note 9 regarding unfunded loan commitments.

mSee Note 1(g) regarding credit-linked notes.

nAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

oThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

pInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

qThe rate shown is the annualized seven-day effective yield at period end.

rSee Note 1(c) regarding joint repurchase agreement.

sThe security was issued on a discount basis with no stated coupon rate.

tSee Note 1(h) regarding securities sold short.

uSee Note 8 regarding restricted securities.

At November 30, 2019, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	2	$314,370	12/20/19	$(13,528)
Interest Rate Contracts
U.S. Treasury Long Bond	Long	1	158,969	3/20/20	162

Total Futures Contracts					$(13,366)

*As of period end.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2019, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	5,180,134	$1,259,774	12/03/19	$—	$(36,422)
Brazilian Real	JPHQ	Sell	5,180,134	1,224,044	12/03/19	1,503	(811)
Chilean Peso	JPHQ	Buy	327,812,171	452,026	12/18/19	—	(43,700)
Chilean Peso	JPHQ	Sell	327,812,170	432,947	12/18/19	24,620	—
Chinese Yuan	JPHQ	Buy	3,591,823	507,642	12/18/19	2,972	—
Euro	JPHQ	Buy	208,093	230,446	12/18/19	47	(870)
Euro	JPHQ	Sell	413,651	458,994	12/18/19	2,546	—
Indonesian Rupiah	JPHQ	Buy	2,997,688,158	210,534	12/18/19	1,618	—
Indonesian Rupiah	JPHQ	Sell	14,319,101,885	1,005,661	12/18/19	—	(7,730)
Mexican Peso	JPHQ	Buy	4,278,916	219,089	12/18/19	—	(1,008)
Polish Zloty	JPHQ	Buy	1,279,683	330,230	12/18/19	4	(3,421)
Polish Zloty	JPHQ	Sell	2,024,076	516,730	12/18/19	—	(190)
Russian Ruble	JPHQ	Buy	45,307,608	703,696	12/18/19	699	(1,959)
Russian Ruble	JPHQ	Sell	137,078,715	2,068,537	12/18/19	—	(56,689)
South African Rand	JPHQ	Buy	3,038,931	205,321	12/18/19	1,559	—
South African Rand	JPHQ	Sell	16,311,880	1,089,914	12/18/19	—	(20,543)
Turkish Lira	JPHQ	Buy	1,195,530	201,505	12/18/19	5,415	—
Brazilian Real	JPHQ	Buy	2,590,067	609,872	1/03/20	817	—
British Pound	JPHQ	Sell	50,000	62,749	1/31/20	—	(2,068)
Euro	JPHQ	Sell	1,520,000	1,692,429	1/31/20	12,061	(2,051)
Japanese Yen	JPHQ	Sell	12,670,000	118,325	1/31/20	2,007	—

Total Forward Exchange Contracts						$55,868	$(177,462)

Net unrealized appreciation (depreciation)							$(121,594)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At November 30, 2019, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Mexico	(1.00)%	Quarterly	6/20/23	449,000	$(5,987)	$(63)	$(5,924)
Government of Mexico	(1.00)%	Quarterly	12/20/23	417,000	(5,118)	4,899	(10,017)
Government of South Africa	(1.00)%	Quarterly	6/20/22	376,000	2,002	19,788	(17,786)
Government of South Africa	(1.00)%	Quarterly	6/20/24	900,000	28,538	39,510	(10,972)
Government of South Korea	(1.00)%	Quarterly	6/20/24	405,474	(13,571)	(13,756)	185
Government of Turkey	(1.00)%	Quarterly	6/20/22	6,000	204	316	(112)
Government of Turkey	(1.00)%	Quarterly	6/20/24	462,000	39,148	46,375	(7,227)
Traded Index
CDX.NA.HY.25	(5.00)%	Quarterly	12/20/20	1,357,800	(28,033)	13,578	(41,611)
CDX.NA.HY.32	(5.00)%	Quarterly	6/20/24	1,762,200	(142,185)	(104,621)	(37,564)

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[c,d]
Single Name
Government of South Africa	1.00%	Quarterly		12/20/22	184,000		$(1,705)	$(3,412)	$1,707	BB
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(6,194)	(6,150)	(44)	B+

Total Centrally Cleared Swap Contracts							$(132,901)	$(3,536)	$(129,365)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Altice Luxembourg S.A.	(5.00)%	Quarterly	BZWS	12/20/22	18,000	EUR	(2,296)	218	(2,514)
Altice Luxembourg S.A.	(5.00)%	Quarterly	BZWS	12/20/22	74,000	EUR	(9,441)	677	(10,118)
Altice Luxembourg S.A.	(5.00)%	Quarterly	GSCO	12/20/24	132,000	EUR	(17,278)	(12,165)	(5,113)
Altice Luxembourg S.A.	(5.00)%	Quarterly	JPHQ	12/20/22	94,000	EUR	(11,992)	1,417	(13,409)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		1,429	5,611	(4,182)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		1,429	5,665	(4,236)
CenturyLink Inc.	(1.00)%	Quarterly	CITI	12/20/23	38,000		862	3,325	(2,463)
CenturyLink Inc.	(1.00)%	Quarterly	CITI	12/20/23	63,000		1,429	5,707	(4,278)
CenturyLink Inc.	(1.00)%	Quarterly	GSCO	12/20/23	63,000		1,429	5,555	(4,126)
CenturyLink Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	89,000		2,019	7,955	(5,936)
Dish DBS Corp.	(5.00)%	Quarterly	CITI	12/20/24	365,000		(22,703)	(2,037)	(20,666)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		2,394	2,226	168
Government of Mexico	(1.00)%	Quarterly	CITI	6/20/24	301,000		(3,040)	1,504	(4,544)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	40,000	EUR	3,085	3,631	(546)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/24	60,000	EUR	4,628	5,777	(1,149)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/24	55,000	EUR	4,243	5,452	(1,209)
Hertz Corp. (The)	(5.00)%	Quarterly	BZWS	6/20/20	62,000		(2,241)	(87)	(2,154)
Hertz Corp. (The)	(5.00)%	Quarterly	BZWS	12/20/21	27,000		(2,615)	97	(2,712)
Hertz Corp. (The)	(5.00)%	Quarterly	BZWS	12/20/21	68,000		(6,587)	609	(7,196)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	6/20/20	59,000		(2,133)	—	(2,133)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,587)	(989)	(5,598)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,587)	968	(7,555)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,587)	1,087	(7,674)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/21	136,000		(13,174)	1,215	(14,389)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/24	280,000		(33,305)	(25,637)	(7,668)
Hertz Corp. (The)	(5.00)%	Quarterly	GSCO	12/20/24	303,000		(31,109)	(17,832)	(13,277)
Intrum AB	(5.00)%	Quarterly	GSCO	12/20/24	169,000	EUR	(21,387)	(16,971)	(4,416)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	17,300,000	JPY	(3,822)	(2,642)	(1,180)
Itochu Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(952)	(679)	(273)
Jaguar Land Rover Automotive PLC	(5.00)%	Quarterly	GSCO	12/20/24	18,000	EUR	(266)	166	(432)
Jaguar Land Rover Automotive PLC	(5.00)%	Quarterly	GSCO	12/20/24	26,000	EUR	(385)	240	(625)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,194)	(905)	(289)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(790)	(608)	(182)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/24	38,000		9,542	14,696	(5,154)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/24	113,000		30,792	37,830	(7,038)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	9/20/24	68,000		17,834	24,417	(6,583)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	12/20/24	57,000		15,532	19,082	(3,550)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCO	12/20/24	34,000		9,265	12,553	(3,288)

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCS	12/20/23	21,000		$4,749	$5,393	$(644)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	121,000		(877)	252	(1,129)
Kohl’s Corp.	(1.00)%	Quarterly	BOFA	6/20/24	24,000		149	697	(548)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	6/20/24	24,000		149	716	(567)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/24	913,000		5,662	9,446	(3,784)
Kohl’s Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	24,000		149	794	(645)
Kohl’s Corp.	(1.00)%	Quarterly	MSCS	12/20/24	24,000		149	827	(678)
Lloyds Bank PLC	(1.00)%	Quarterly	BOFA	12/20/22	196,000	EUR	(4,079)	(1,496)	(2,583)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	12/20/23	210,000	EUR	(4,328)	289	(4,617)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(4,655)	902	(5,557)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/22	196,000	EUR	(4,079)	(1,628)	(2,451)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/23	67,000	EUR	(1,381)	898	(2,279)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	121,000	EUR	(126)	3,677	(3,803)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	27,269,000	JPY	(5,603)	(3,446)	(2,157)
Marubeni Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,293)	(840)	(453)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/21	269,000		(22,008)	(13,290)	(8,718)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	174,000		(33,284)	(24,806)	(8,478)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(1,543)	(380)	(1,163)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(577)	(142)	(435)
Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	4,000		24	191	(167)
Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	22,000		130	1,050	(920)
Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	60,800		360	3,098	(2,738)
NRG Energy Inc.	(5.00)%	Quarterly	GSCO	6/20/24	24,000		(4,754)	(3,810)	(944)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/24	542,000		(16,066)	(13,019)	(3,047)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/23	12,747,000	JPY	3,487	4,547	(1,060)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	6,374,000	JPY	2,516	1,854	662
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	12,747,000	JPY	5,032	4,531	501
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	25,494,000	JPY	10,065	7,450	2,615
Softbank Group Corp.	(1.00)%	Quarterly	CITI	6/20/24	12,746,000	JPY	5,032	3,978	1,054
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	3,487	4,279	(792)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	3,487	4,459	(972)
Staples Inc.	(5.00)%	Quarterly	GSCO	6/20/25	361,000		(5,296)	9,847	(15,143)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	12/20/24	116,000	EUR	2,378	4,899	(2,521)
Transocean Inc.	(5.00)%	Quarterly	BZWS	6/20/22	2,000		48	40	8
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/22	33,000		784	826	(42)
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	98,000		7,078	(2,328)	9,406
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	109,000		7,873	(1,844)	9,717
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	34,000		2,456	(1,583)	4,039
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	239,000		32,354	20,670	11,684
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	4,000		541	677	(136)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	138,000		18,681	23,397	(4,716)
Transocean Inc.	(5.00)%	Quarterly	MSCO	12/20/24	20,000		2,707	3,195	(488)
Contracts to Sell Protection[c,d]
Single Name
CMA CGM S.A.	5.00%	Quarterly	BZWS	6/20/20	58,000	EUR	(1,088)	(4,063)	2,975	B+
CMA CGM S.A.	5.00%	Quarterly	GSCO	6/20/20	50,000	EUR	(938)	(2,684)	1,746	B+
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	BZWS	12/20/23	9,000		(2,035)	(3,795)	1,760	CC

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d] (continued)
Single Name (continued)
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	12/20/23	12,000	$(2,714)	$(4,261)	$1,547	CC

Total OTC Swap Contracts						$(97,756)	$126,592	$(224,348)

Total Credit Default Swap Contracts						$(230,657)	$123,056	$(353,713)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	3/21/20	1,012,000		$(6,027)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	6/20/20	1,500,000		(30,668)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	9/18/21	1,500,000		(56)
Receive Fixed 5.88% Pay Floating BZDIOVRA Index	Annually	1/02/23	3,144,633	BRL	2,502
Receive Fixed 2.81% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	3,332,157	CNY	(2,425)
Receive Fixed 2.90% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	2,247,088	CNY	(358)
Receive Fixed 2.90% Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	2,248,189	CNY	(395)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Semi-Annually	6/20/28	1,100,000		(127,203)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.68%	Semi-Annually	10/22/29	800,000		1,414
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 0.86%	Semi-Annually	3/18/70	361,637	GBP	22,101

Total Interest Rate Swap Contracts					$(141,115)

*In U.S. dollars unless otherwise indicated.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2019, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/07/20	$6,290	$305
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/09/20	809	33
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/20	2,422	121
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	1,766	90
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	347	16
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/19/20	1,424	68
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/20/20	13,238	529
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	1,301	19
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	2,199	77
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/23/20	988	6
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/26/20	365	(2)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/27/20	1,540	(10)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/28/20	1,881	(5)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/03/20	18,876	1,939
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	CITI	6/22/20	396,589	(71,706)
Energy Transfer Equity LP	1-Month LIBOR + 0.80%	Monthly	GSCO	11/17/20	99,000	4,813
Energy Transfer Equity LP	1-Month LIBOR + 0.50%	Monthly	BOFA	12/31/20	344,263	(8,960)

						(72,667)

Interest Rate Contracts – Long[a]
Egyptian Treasury Bill	3-Month LIBOR + 0.40%	Monthly	DBAB	5/12/20	126,359	1,540
Egyptian Treasury Bill	3-Month LIBOR + 0.40%	Monthly	GSCO	5/12/20	123,493	1,499
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	437,914	2,654
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	BOFA	6/22/20	54,205	2,415
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	DBAB	5/15/24	73,343	3,248
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	450,326	7,641
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	218,570	(1,215)

						17,782

Total Total Return Swap Contracts						$(54,885)

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 10 regarding other derivative information.

See Abbreviations on page 51.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2019 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$117,608,905
Cost – Unaffiliated repurchase agreements	6,982,216

Value – Unaffiliated issuers	$119,817,470
Value – Unaffiliated repurchase agreements	6,982,216
Cash	686,388
Restricted cash for OTC derivatives (Note 1f)	50,000
Foreign currency, at value (cost $366,520)	450,282
Receivables:
Investment securities sold	2,549,575
Capital shares sold	182,603
Dividends and interest	504,666
Affiliates	10,430
Deposits with brokers for:
Securities sold short	10,609,124
OTC derivative contracts	853,413
Futures contracts	15,300
Centrally cleared swap contracts	403,430
Due from brokers	400,800
Variation margin on futures contracts	666
Variation margin on centrally cleared swap contracts	5,611
OTC swap contracts (upfront payments $312,527)	290,559
Unrealized appreciation on OTC forward exchange contracts	55,868
Unrealized appreciation on OTC swap contracts	74,895
Unrealized appreciation on unfunded loan commitments (Note 8)	29,161
Other assets	24

Total assets	143,972,481

Liabilities:
Payables:
Investment securities purchased	5,460,073
Capital shares redeemed	23,008
Management fees	147,163
Distribution fees	21,139
Deposits from brokers for:
OTC derivative contracts	50,000
Due to brokers	156,846
OTC swap contracts (upfront receipts $192,257)	163,967
Securities sold short, at value (proceeds $10,852,458)	10,748,382
Unrealized depreciation on OTC forward exchange contracts	177,462
Unrealized depreciation on OTC swap contracts	354,128
Accrued expenses and other liabilities	116,405

Total liabilities	17,418,573

Net assets, at value	$126,553,908

Net assets consist of:
Paid-in capital	$122,010,040
Total distributable earnings (loss)	4,543,868

Net assets, at value	$126,553,908

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2019 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$30,651,297

Shares outstanding	2,895,637

Net asset value per share[a]	$10.59

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.20

Class C:
Net assets, at value	$2,776,324

Shares outstanding	268,086

Net asset value and maximum offering price per share[a]	$10.36

Class R:
Net assets, at value	$216,115

Shares outstanding	20,634

Net asset value and maximum offering price per share	$10.47

Class R6:
Net assets, at value	$469,331

Shares outstanding	44,275

Net asset value and maximum offering price per share	$10.60

Advisor Class:
Net assets, at value	$92,440,841

Shares outstanding	8,716,400

Net asset value and maximum offering price per share	$10.61

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2019 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends:
Unaffiliated issuers	$300,347
Interest:
Unaffiliated issuers	2,908,601

Total investment income	3,208,948

Expenses:
Management fees (Note 3a)	1,162,483
Distribution fees: (Note 3c)
Class A	42,858
Class C	14,363
Class R	484
Transfer agent fees: (Note 3e)
Class A	12,718
Class C	1,239
Class R	84
Class R6	260
Advisor Class	38,737
Custodian fees (Note 4) .	36,892
Reports to shareholders	19,161
Registration and filing fees	43,221
Professional fees	79,025
Trustees’ fees and expenses	14,979
Dividends and interest on securities sold short	308,590
Security borrowing fees	47,377
Other	34,008

Total expenses	1,856,479
Expense reductions (Note 4)	(21,111)
Expenses waived/paid by affiliates (Note 3f)	(228,686)

Net expenses	1,606,682

Net investment income	1,602,266

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(23,500)
Written options	(44,499)
Foreign currency transactions	(44,361)
Forward exchange contracts	50,064
Futures contracts	(62,683)
Securities sold short	949,376
Swap contracts	(25,811)

Net realized gain (loss)	798,586

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(55,996)
Translation of other assets and liabilities denominated in foreign currencies	(67,856)
Forward exchange contracts	(105,712)
Written options	7,025
Futures contracts	(711)
Securities sold short	(246,771)
Swap contracts	(302,865)

Net change in unrealized appreciation (depreciation)	(772,886)

Net realized and unrealized gain (loss)	25,700

Net increase (decrease) in net assets resulting from operations	$1,627,966

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$1,602,266	$3,762,777
Net realized gain (loss)	798,586	306,833
Net change in unrealized appreciation (depreciation)	(772,886)	(199,299)

Net increase (decrease) in net assets resulting from operations	1,627,966	3,870,311

Distributions to shareholders:
Class A	—	(1,424,776)
Class C	—	(100,011)
Class R	—	(5,804)
Class R6	—	(7,008)
Advisor Class	—	(2,656,330)

Total distributions to shareholders	—	(4,193,929)

Capital share transactions: (Note 2)
Class A	2,428,906	(17,059,204)
Class C	(142,238)	409,512
Class R	47,679	5,307
Class R6	231,608	221,435
Advisor Class	4,328,957	41,498,540

Total capital share transactions	6,894,912	25,075,590

Net increase (decrease) in net assets	8,522,878	24,751,972
Net assets:
Beginning of period	118,031,030	93,279,058

End of period	$126,553,908	$118,031,030

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices.

Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on November 29, 2019.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate and equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 10 regarding other derivative information.

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

f. Restricted Cash

At November 30, 2019, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian/counterparty broker and is reflected in the Statement of Assets and Liabilities.

g. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

h. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income separately on the Statement of Operations. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	318,112	$3,357,767	518,127	$5,443,153
Shares issued in reinvestment of distributions	—	—	49,211	498,509
Shares redeemed	(88,301)	(928,861)	(2,195,001)	(23,000,866)

Net increase (decrease)	229,811	$2,428,906	(1,627,663)	$(17,059,204)

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31, 2019

	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold	24,437	$252,709	176,881	$1,824,644
Shares issued in reinvestment of distributions	—	—	10,021	100,011
Shares redeemed[a]	(38,210)	(394,947)	(147,058)	(1,515,143)

Net increase (decrease)	(13,773)	$(142,238)	39,844	$409,512

Class R Shares:
Shares sold	5,832	$60,910	1,059	$10,958
Shares issued in reinvestment of distributions	—	—	533	5,358
Shares redeemed	(1,273)	(13,231)	(1,066)	(11,009)

Net increase (decrease)	4,559	$47,679	526	$5,307

Class R6 Shares:
Shares sold	21,947	$231,608	22,273	$233,301
Shares issued in reinvestment of distributions	—	—	642	6,497
Shares redeemed	—	—	(1,782)	(18,363)

Net increase (decrease)	21,947	$231,608	21,133	$221,435

Advisor Class Shares:
Shares sold	1,747,757	$18,435,082	5,072,991	$52,995,139
Shares issued in reinvestment of distributions	—	—	166,635	1,688,016
Shares redeemed	(1,336,710)	(14,106,125)	(1,263,815)	(13,184,615)

Net increase (decrease)	411,047	$4,328,957	3,975,811	$41,498,540

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to K2 Advisors of 1.90% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Subadvisors
Apollo Credit Management LLC
Chatham Asset Management, LLC
Ellington Global Asset Management, L.L.C.
Emso Asset Management Limited
Medalist Partners, LP

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$505
CDSC retained	$842

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

For the period ended November 30, 2019, the Fund paid transfer agent fees of $53,038 of which $21,112 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.95%, and Class R6 does not exceed 1.89% based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Prior to October 1, 2019, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 1.93% based on the average net assets of the class.

g. Other Affiliated Transactions

At November 30, 2019, Franklin Resources, Inc. owned 29.5% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) were as follows:

Cost of investments	$114,149,495

Unrealized appreciation	$3,796,419
Unrealized depreciation	(2,456,221)

Net unrealized appreciation (depreciation)	$1,340,198

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, foreign currency transactions, paydown losses and wash sales.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2019, aggregated $73,689,367 and $79,084,657, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2019, the Fund had 17.8% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

7. Credit Risk and Defaulted Securities (continued)

becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2019, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $3,331,639, representing 2.6% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2019, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
947	[a]One Call Corp.	10/28/19	$44,369	$113,545
3,821	[a]One Call Corp., cvt. pfd.	10/28/19	179,099	458,341

Total Restricted Securities (Value is 0.5% of Net Assets)			$223,468	$571,886

aThe Fund also invests in unrestricted securities of this issuer, valued at $462,020 as of November 30, 2019.

9. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At November 30, 2019, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Advantage Sales & Marketing Inc., Term Loan 1L	$69,996
Advantage Sales & Marketing Inc., Term Loan B2	32,922
Frontier Communications Corp., Term Loan B	221,402
Groupe Casino, Term Loan B	114,184
Intelsat Jackson Holdings SA, Term Loan	231,011
Macdonald Dett, Term Loan B	199,714
Mallinckrodt International Finance SA, Term Loan B	226,861
The Neiman Marcus Group LLC, Term Loan	14,208
Party City HoldCo., Term Loan	247,073
PETCO Animal Supplies Inc., Term Loan	195,915
Riverbed Technology Inc., Term Loan B	26,328

$1,579,614

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

10. Other Derivative Information

At November 30, 2019, the investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Investments in securities, at value	$1,720	[a]

	Variation margin on futures contracts	162	[b]

	Variation margin on centrally cleared swap contracts	26,017	[b]	Variation margin on centrally cleared swap contracts	$167,132	[b]

	Unrealized appreciation on OTC swap contracts	18,997		Unrealized depreciation on OTC swap contracts	1,215

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	55,868		Unrealized depreciation on OTC forward exchange contracts	177,462

Credit contracts	Variation margin centrally cleared swap contracts	1,892	[b]	Variation margin centrally cleared swap contracts	131,257	[b]

	OTC swap contracts (upfront payments)	290,559		OTC swap contracts (upfront receipts)	163,967

	Unrealized appreciation on OTC swap contracts	47,882		Unrealized depreciation on OTC swap contracts	272,230

Equity contracts	Investments in securities, at value	32,323	[a]

	Unrealized appreciation on OTC swap contracts	8,016		Unrealized depreciation on OTC swap contracts	80,683

				Variation margin on futures contracts	13,528	[b]

Totals		$483,436			$1,007,474

aPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts			Investments	$(6,300)[a]
	Futures contracts	$(37,938)	Futures contracts	13,053
	Swap contracts	18,326	Swap contracts	(9,367)

Foreign exchange contracts	Forward exchange contracts	50,064	Forward exchange contracts	(105,712)

Credit contracts	Swap contracts	(38,132)	Swap contracts	(261,690)

Equity contracts	Investments	(173,439)[a]	Investments	(60,769)[a]
	Written options	(44,499)	Written options	7,025
	Futures contracts	(24,745)	Futures contracts	(13,764)
	Swap contracts	(6,005)	Swap contracts	(31,808)

Totals		$(256,368)		$(469,332)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

10. Other Derivative Information (continued)

For the period ended November 30, 2019, the average month end notional amount of futures contracts, options and swap contracts represented $578,100, 749,967 shares and $27,863,502, respectively. The average month end contract value of forward exchange contracts was $9,980,154.

At November 30, 2019, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$55,868	$177,462
Options Purchased	15,946	—
Swap Contracts	365,454	518,095

Total	$437,268	$695,557

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At November 30, 2019, OTC derivative assets, which may be offset against OTC derivative liabilities, and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BOFA	$8,160	$(8,160)	$—	$—	$—
BZWS	106,653	(58,525)	—	—	48,128
CITI	16,284	(16,284)	—	—	—
DBAB	12,429	(1,215)	—	(11,214)	—
GSCO	169,667	(169,667)	—	—	—
JPHQ	15,788	(4,119)	—	—	11,669
JPHQ[c]	86,319	—	—	—	86,319
MSCO	15,748	(3,776)	—	—	11,972
MSCS	6,220	(1,322)	—	—	4,898

Total	$437,268	$(263,068)	$—	$(11,214)	$162,986

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2019, OTC derivative liabilities, which may be offset against OTC derivative assets, and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[b]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BOFA	$13,587	$(8,160)	$—	$(5,427)	$—
BZWS	58,525	(58,525)	—	—	—
CITI	106,261	(16,284)	—	—	89,977
DBAB	1,215	(1,215)	—	—	—
GSCO	219,555	(169,667)	—	(49,888)	—
JPHQ	4,119	(4,119)	—	—	—
JPHQ[c]	287,197	—	—	—	287,197
MSCO	3,776	(3,776)	—	—	—
MSCS	1,322	(1,322)	—	—	—

Total	$695,557	$(263,068)	$—	$(55,315)	$377,174

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bSee the accompanying Statement of Investments for securities pledged as collateral for derivatives.

cRepresents derivatives not subject to an ISDA master agreement.

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 51.

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2019, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

12. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,334,191	$—	$571,886	$2,906,077
Convertible Bonds	—	1,527,471	—	1,527,471
Corporate Bonds and Notes	—	18,295,679	—	18,295,679
Corporate Bonds and Notes in Reorganization	—	2,258,802	—	2,258,802
Senior Floating Rate Interests	—	4,222,213	—	4,222,213
Credit-Linked Notes	—	376,563	234,579	611,142
Foreign Government and Agency Securities	—	4,261,211	—	4,261,211
U.S. Government and Agency Securities	—	721,979	—	721,979
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	48,182,639	—	48,182,639
Municipal Bonds in Reorganization	—	1,072,837	—	1,072,837
Options Purchased	18,097	15,946	—	34,043
Short Term Investments	34,107,020	7,632,635	965,938	42,705,593

Total Investments in Securities	$36,459,308	$88,567,975	$1,772,403	$126,799,686

Other Financial Instruments:
Futures Contracts	$162	$—	$—	$162
Forward Exchange Contracts	—	55,868	—	55,868
Swap Contracts	—	102,804	—	102,804
Unfunded Loan Commitments	—	29,161	—	29,161

Total Other Financial Instruments	$162	$187,833	$—	$187,995

Liabilities:
Other Financial Instruments:
Securities Sold Short[a]	$399,035	$10,349,347	$—	$10,748,382
Futures Contracts	13,528	—	—	13,528
Forward Exchange Contracts	—	177,462	—	177,462
Swap Contracts	—	652,517	—	652,517

Total Other Financial Instruments	$412,563	$11,179,326	$—	$11,591,889

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common, preferred and convertible preferred stocks as well as other equity interests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At November 30, 2019, the reconciliation of assets, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfer Into (Out of) Level 3[a]	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Assets:
Investments in Securities:
Equity Investments[b]	$—	$—	$—	$571,886	$—	$—	$—	$571,886	$—
Credit-Linked Notes	—	220,265	—	—	—	—	14,314	234,579	14,314
Short Term Investments	—	924,182	—	—	—	—	41,756	965,938	41,756
Total Investments in Securities	$—	$1,144,447	$—	$571,886	$—	$—	$56,070	$1,772,403	$56,070

aThe investments were transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.

bIncludes common and preferred stocks.

Level 3 investments in securities include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio		Index
BOFA	Bank of America Corp.	BRL	Brazilian Real	ADR	American Depositary Receipt	CDX.NA.HY	CDX North America High Yield Index
BZWS	Barclays Bank PLC	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	EGP	Egyptian Pound	BZDIOVRA	Brazil Interbank Deposit Rate
DBAB	Deutsche Bank AG	EUR	Euro	CFETS	China Foreign Exchange Trade System
GSCO	The Goldman Sachs Group, Inc.	GBP	British Pound
JPHQ	JP Morgan Chase & Co.	JPY	Japanese Yen	CLO	Collateralized Loan Obligation
MSCO	Morgan Stanley	NGN	Nigerian Naira	CMT	Constant Maturity Treasury Index
MSCS	Morgan Stanley Capital Services LLC	PLN	Polish Zloty	EURIBOR	Euro Interbank Offered Rate
		RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.
		UAH	Ukraine Hryvnia
		USD	United States Dollar	FNMA	Federal National Mortgage Association
		ZAR	South African Rand
				FRN	Floating Rate Note
				GO	General Obligation
				IO	Interest-Only
				LIBOR	London InterBank Offered Rate
				PIK	Payment-In-Kind
				PRIME	United States Prime Rate
				REIT	Real Estate Investment Trust

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

52	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Long Short Credit Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2019-2020 Franklin Templeton Investments. All rights reserved.		948 S 01/20

Item 2.    Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.    Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

((2) The audit committee financial experts are Edward I. Altman, Ann Torre Bates and David W. Niemiec and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.    Principal Accountant Fees and Services.                                                                                      N/A

Item 5.    Audit Committee of Listed Registrants.                                                                                       N/A

Item 6.    Schedule of Investments.                                                                                                                N/A

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                                                                                                                                                              N/A

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.                             N/A

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                                                                                                                                                             N/A

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.    Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                                                                                                             N/A

Item 13.    Exhibits.

(a)    (1) Code of Ethics

(a)    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date January 31, 2020

By	/S/ ROBERT G. KUBILIS
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date January 31, 2020